UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kathleen A. McGah, Esq.
   Vice President, Chief Legal Officer                John H. Beers, Esq.
   Counsel and Secretary for Registrant           Vice President and Counsel
      Phoenix Life Insurance Company            Phoenix Life Insurance Company
            One American Row                           One American Row
        Hartford, CT 06103-2899                    Hartford, CT 06103-2899
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Phoenix Capital Growth Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                        VALUE
                                                        SHARES          (000)
                                                       --------      ----------
DOMESTIC COMMON STOCKS--94.2%

AEROSPACE & DEFENSE--5.5%
Boeing Co. (The)                                          6,336      $      471
Goodrich Corp.                                          132,150           7,600
Lockheed Martin Corp.                                    73,450           7,294
Precision Castparts Corp.                                18,500           1,888
United Technologies Corp.                                13,552             933
                                                                     ----------
                                                                         18,186
                                                                     ----------
AIRLINES--1.2%
Continental Airlines, Inc. Class B(b)                   201,300           3,871
                                                                     ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.8%
State Street Corp.                                       31,600           2,496
                                                                     ----------
BIOTECHNOLOGY--3.9%
Amgen, Inc.(b)                                            6,161             258
Gilead Sciences, Inc.(b)                                247,414          12,749
                                                                     ----------
                                                                         13,007
                                                                     ----------
COAL & CONSUMABLE FUELS--0.6%
Massey Energy Co.                                        49,950           1,823
                                                                     ----------
COMMODITY CHEMICALS--0.6%
Celanese Corp. Series A                                  51,050           1,994
                                                                     ----------
COMMUNICATIONS EQUIPMENT--3.5%
Cisco Systems, Inc.(b)                                  456,046          10,986
QUALCOMM, Inc.                                           15,745             646
                                                                     ----------
                                                                         11,632
                                                                     ----------
COMPUTER & ELECTRONICS RETAIL--0.6%
GameStop Corp. Class A(b)                                40,800           2,110
                                                                     ----------
COMPUTER HARDWARE--6.8%
Apple, Inc.(b)                                           77,800          11,164
Dell, Inc.(b)                                           242,350           4,828
Hewlett-Packard Co.                                     147,966           6,756
                                                                     ----------
                                                                         22,748
                                                                     ----------
COMPUTER STORAGE & PERIPHERALS--2.1%
EMC Corp.(b)                                            205,050           2,940
Western Digital Corp.(b)                                152,000           4,110
                                                                     ----------
                                                                          7,050
                                                                     ----------

                                                                        VALUE
                                                        SHARES          (000)
                                                       --------      ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.2%

Cummins, Inc.                                            34,550      $    1,618
Deere & Co.                                              71,150           5,723
                                                                     ----------
                                                                          7,341
                                                                     ----------
DISTILLERS & VINTNERS--1.2%
Constellation Brands, Inc. Class A(b)                   222,350           3,929
                                                                     ----------
DIVERSIFIED METALS & MINING--2.2%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)(c)      76,350           7,346
                                                                     ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Emerson Electric Co.                                     15,274             786
                                                                     ----------
ENVIRONMENTAL & FACILITIES SERVICES--1.8%
Allied Waste Industries, Inc.(b)                        558,250           6,035
                                                                     ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.9%
Monsanto Co.                                             56,450           6,294
                                                                     ----------
FOOD RETAIL--0.7%
Kroger Co. (The)                                         88,650           2,252
                                                                     ----------
FOOTWEAR--1.4%
NIKE, Inc. Class B                                       68,550           4,661
                                                                     ----------
HEALTH CARE EQUIPMENT--1.2%
Baxter International, Inc.                               66,500           3,845
                                                                     ----------
HEALTH CARE SERVICES--3.3%
Express Scripts, Inc.(b)                                126,750           8,152
Medco Health Solutions, Inc.(b)                          66,150           2,897
                                                                     ----------
                                                                         11,049
                                                                     ----------
HOME ENTERTAINMENT SOFTWARE--0.6%
Activision, Inc.(b)                                      75,850           2,071
                                                                     ----------
HOUSEHOLD PRODUCTS--2.5%
Colgate-Palmolive Co.                                   106,581           8,304
                                                                     ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.2%
AES Corp. (The)(b)                                      123,200           2,054
NRG Energy, Inc.(b)                                     136,300           5,314
                                                                     ----------
                                                                          7,368
                                                                     ----------
INDUSTRIAL CONGLOMERATES--1.3%
General Electric Co.                                    112,200           4,153
                                                                     ----------

Phoenix Capital Growth Series

                                                                    VALUE
                                                        SHARES      (000)
                                                       --------   ----------
INTEGRATED OIL & GAS--3.6%

Exxon Mobil Corp.                                       104,750   $    8,860
Occidental Petroleum Corp.                               43,500        3,183
                                                                  ----------
                                                                      12,043
                                                                  ----------
INTERNET RETAIL--1.4%
Amazon.com, Inc.(b)                                      35,250        2,513
Expedia, Inc.(b)                                         95,000        2,080
                                                                  ----------
                                                                       4,593
                                                                  ----------
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc.(b)                                           154,350        4,606
Google, Inc. Class A(b)                                   1,400          616
                                                                  ----------
                                                                       5,222
                                                                  ----------
INVESTMENT BANKING & BROKERAGE--1.4%
Goldman Sachs Group, Inc. (The)                          13,300        2,200
Morgan Stanley                                           54,920        2,510
                                                                  ----------
                                                                       4,710
                                                                  ----------
LIFE SCIENCES TOOLS & SERVICES--3.0%
Invitrogen Corp.(b)                                      98,350        8,406
Waters Corp.(b)                                          30,900        1,721
                                                                  ----------
                                                                      10,127
                                                                  ----------
MANAGED HEALTH CARE--1.7%
Health Net, Inc.(b)                                      16,589          511
Humana, Inc.(b)                                          79,600        3,571
UnitedHealth Group, Inc.                                 50,050        1,720
                                                                  ----------
                                                                       5,802
                                                                  ----------
METAL & GLASS CONTAINERS--2.8%
Owens-Illinois, Inc.(b)                                 162,150        9,150
                                                                  ----------
MOVIES & ENTERTAINMENT--2.3%
News Corp. Class A                                       37,792          709
Walt Disney Co. (The)                                   217,700        6,831
                                                                  ----------
                                                                       7,540
                                                                  ----------
OIL & GAS DRILLING--0.7%
Helmerich & Payne, Inc.                                  46,000        2,156
                                                                  ----------
OIL & GAS EQUIPMENT & SERVICES--3.0%
Baker Hughes, Inc.                                       10,515          720
BJ Services Co.                                          15,747          449
Halliburton Co.                                          61,250        2,409
National Oilwell Varco, Inc.(b)                         107,750        6,291
                                                                  ----------
                                                                       9,869
                                                                  ----------

                                                                    VALUE
                                                        SHARES      (000)
                                                       --------   ----------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
W&T Offshore, Inc.                                      117,100   $    3,994
                                                                  ----------
OIL & GAS REFINING & MARKETING--1.0%
Frontier Oil Corp.                                      120,050        3,273
                                                                  ----------
PHARMACEUTICALS--3.4%
Abbott Laboratories                                       6,212          342
Johnson & Johnson                                         6,954          451
Merck & Co., Inc.                                       158,650        6,021
Watson Pharmaceuticals, Inc.(b)                         138,300        4,055
Wyeth                                                    13,718          573
                                                                  ----------
                                                                      11,442
                                                                  ----------
PROPERTY & CASUALTY INSURANCE--1.6%
Berkley (W.R.) Corp.                                    186,850        5,174
                                                                  ----------
RAILROADS--1.3%
Burlington Northern Santa Fe Corp.                        5,417          499
Norfolk Southern Corp.                                   70,800        3,846
                                                                  ----------
                                                                       4,345
                                                                  ----------
RESTAURANTS--2.0%
Yum! Brands, Inc.                                       179,850        6,692
                                                                  ----------
SEMICONDUCTOR EQUIPMENT--1.3%
Applied Materials, Inc.                                 127,350        2,485
MEMC Electronic Materials, Inc.(b)                       27,700        1,964
                                                                  ----------
                                                                       4,449
                                                                  ----------
SEMICONDUCTORS--2.5%
Intel Corp.                                             240,200        5,087
NVIDIA Corp.(b)                                         158,750        3,142
                                                                  ----------
                                                                       8,229
                                                                  ----------
SOFT DRINKS--2.6%
Pepsi Bottling Group, Inc. (The)                        240,550        8,157
PepsiCo, Inc.                                             7,139          515
                                                                  ----------
                                                                       8,672
                                                                  ----------
SPECIALIZED FINANCE--0.7%
Nasdaq OMX Group (The)(b)                                64,050        2,476
                                                                  ----------
SPECIALTY STORES--0.1%
PetSmart, Inc.                                           20,256          414
                                                                  ----------
SYSTEMS SOFTWARE--6.7%
Microsoft Corp.                                         391,129       11,100

Phoenix Capital Growth Series

                                                                     VALUE
                                                      SHARES         (000)
                                                     --------     ----------
SYSTEMS SOFTWARE--(CONTINUED)
Oracle Corp.(b)                                       562,550     $   11,004
                                                                  ----------
                                                                      22,104
                                                                  ----------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $290,633)                                           312,827
                                                                  ----------
FOREIGN COMMON STOCKS(c)--4.7%

COMMUNICATIONS EQUIPMENT--3.6%
Nokia Oyj Sponsored ADR (Finland)                     140,600          4,475
Research In Motion Ltd. (Canada)(b)                    67,650          7,592
                                                                  ----------
                                                                      12,067
                                                                  ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
AU Optronics Corp. Sponsored ADR (Taiwan)             206,150          3,544
                                                                  ----------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $16,274)                                             15,611
                                                                  ----------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $306,907)                                           328,438
                                                                  ----------
SHORT-TERM INVESTMENTS--1.2%

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                     ---------     ---------
COMMERCIAL PAPER(d)--1.2%
Cintas Corp. No. 2                                   $  3,145          3,145
  2.850% due 4/1/08
PACCAR Financial Corp.
  2.190% due 4/3/08                                     1,000          1,000
                                                                  ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,145)                                               4,145
                                                                  ----------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $311,052)                                           332,583(a)

Other assets and liabilities, net--(0.1)%                               (195)
                                                                  ----------
NET ASSETS--100.0%                                                $  332,388
                                                                  ==========

ABBREVIATIONS:

ADR
AMERICAN DEPOSITARY RECEIPT

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $40,616 and gross depreciation of $21,679 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $313,646.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)   The rate shown is the discount rate.

Phoenix Dynamic Asset Allocation Series (Formerly Phoenix-S&P Dynamic Asset Allocation Series): Aggressive Growth

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                          VALUE
                                              SHARES      (000)
                                            ---------  -----------
EXCHANGE TRADED FUNDS--99.7%

iPath Dow Jones-AIG Commodity Index Total
  Return ETN(b)                               22,170   $  1,364
iShares MSCI EAFE(R) Index Fund               54,830      3,942
SPDR S&P International Small Cap Fund         44,490      1,425
Vanguard Emerging Markets Fund                12,260      1,153
Vanguard Large-Cap Fund                      145,360      8,648
Vanguard Reit Fund                            21,480      1,354
Vanguard Small-Cap Fund                       58,660      3,616
Vanguard Small-Cap Value Fund                  7,480        450
Vanguard Value Fund                           15,060        906
                                                       --------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $23,285)                                22,858
                                                       --------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $23,285)                                22,858
                                                       --------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $23,285)                                22,858(a)

Other assets and liabilities, net--0.3%                      59
                                                       --------
NET ASSETS--100.0%                                     $ 22,917
                                                       ========

ABBREVIATIONS:

ETF
EXCHANGE TRADED FUND

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $50 and gross depreciation of $490 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $23,298.
(b)   Non-income producing.

Phoenix Dynamic Asset Allocation Series (Formerly Phoenix-S&P Dynamic Asset Allocation Series): Growth

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                            VALUE
                                                SHARES      (000)
                                              ---------  -----------
EXCHANGE TRADED FUNDS--99.5%

iPath Dow Jones-AIG Commodity Index Total
  Return ETN(b)                                 30,380   $  1,869
iShares Lehman Treasury Inflation Protected
  Securities                                    10,550      1,159
iShares MSCI EAFE(R) Index Fund                 74,270      5,340
SPDR S&P International Small Cap Fund           61,000      1,954
Vanguard Emerging Markets Fund                  16,130      1,517
Vanguard Intermediate-Term Bond Fund            33,660      2,678
Vanguard Large-Cap Fund                        213,985     12,730
Vanguard Reit Fund                              29,450      1,856
Vanguard Short-Term Bond Fund                   24,230      1,915
Vanguard Small-Cap Fund                         60,310      3,718
Vanguard Small-Cap Value Fund                   18,470      1,112
Vanguard Value Fund                             30,970      1,862
                                                         --------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $38,268)                                  37,710
                                                         --------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $38,268)                                  37,710
                                                         --------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $38,268)                                  37,710(a)

Other assets and liabilities, net--0.5%                       180
                                                         --------
NET ASSETS--100.0%                                       $ 37,890
                                                         ========

ABBREVIATIONS:

ETF
EXCHANGE TRADED FUND

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $79 and gross depreciation of $672 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $38,303.
(b)   Non-income producing.

Phoenix Dynamic Asset Allocation Series (Formerly Phoenix-S&P Dynamic Asset Allocation Series): Moderate

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                          VALUE
                                               SHARES     (000)
                                              --------  ----------
EXCHANGE TRADED FUNDS--99.9%

iPath Dow Jones-AIG Commodity Index Total
  Return ETN(b)                                 4,340   $   267
iShares Lehman Treasury Inflation Protected
  Securities                                    8,410       924
iShares MSCI EAFE(R) Index Fund                12,660       910
SPDR S&P International Small Cap Fund           8,720       279
Vanguard Intermediate-Term Bond Fund           13,740     1,093
Vanguard Large-Cap Fund                        29,990     1,784
Vanguard Long-Term Bond Fund                   11,750       909
Vanguard Reit Fund                              4,220       266
Vanguard Short-Term Bond Fund                  17,320     1,369
Vanguard Small-Cap Fund                         8,620       532
Vanguard Small-Cap Value Fund                   1,470        89
Vanguard Value Fund                             5,900       355
                                                        -------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $8,825)                                  8,777
                                                        -------
TOTAL LONG TERM INVESTMENTS--99.9%
(IDENTIFIED COST $8,825)                                  8,777
                                                        -------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $8,825)                                  8,777(a)

Other assets and liabilities, net--0.1%                       5
                                                        -------
NET ASSETS--100.0%                                      $ 8,782
                                                        =======

ABBREVIATIONS:

ETF
EXCHANGE TRADED FUND

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $30 and gross depreciation of $79 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $8,826.
(b)   Non-income producing.

Phoenix Dynamic Asset Allocation Series (Formerly Phoenix-S&P Dynamic Asset Allocation Series): Moderate Growth

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                              VALUE
                                                  SHARES      (000)
                                                ---------  -----------
EXCHANGE TRADED FUNDS -- 100.2%

  iPath Dow Jones-AIG Commodity Index Total
    Return ETN (b)                                14,550   $    895
  iShares Lehman Treasury Inflation Protected
    Securities                                    12,620      1,387
  iShares MSCI EAFE(R) Index Fund                 34,920      2,511
  SPDR S&P International Small Cap Fund           29,190        935
  Vanguard Emerging Markets Fund                   7,240        681
  Vanguard Intermediate-Term Bond Fund            25,900      2,060
  Vanguard Large-Cap Fund                        105,420      6,272
  Vanguard Long-Term Bond Fund                    14,740      1,141
  Vanguard Reit Fund                              14,090        888
  Vanguard Short-Term Bond Fund                   28,990      2,291
  Vanguard Small-Cap Fund                         28,870      1,780
  Vanguard Small-Cap Value Fund                   11,050        665
  Vanguard Value Fund                             18,530      1,114
                                                           --------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $22,879)                                    22,620
                                                           --------
TOTAL LONG TERM INVESTMENTS -- 100.2%
(IDENTIFIED COST $22,879)                                    22,620
                                                           --------

TOTAL INVESTMENTS -- 100.2%
(IDENTIFIED COST $22,879)                                    22,620(a)

Other assets and liabilities, net -- (0.2)%                     (35)
                                                           --------
NET ASSETS -- 100.0%                                       $ 22,585
                                                           ========

ABBREVIATIONS:

ETF
EXCHANGE TRADED FUND

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $51 and gross depreciation of $331 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $22,900.
(b)   Non-income producing.

Phoenix Growth and Income Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)
                                                                     VALUE
                                                         SHARES      (000)
                                                        -------   ----------
DOMESTIC COMMON STOCKS--96.7%

ADVERTISING--0.3%
Omnicom Group, Inc.                                       8,600   $      380
                                                                  ----------
AEROSPACE & DEFENSE--5.2%
Boeing Co. (The)                                         18,900        1,406
General Dynamics Corp.                                    5,200          434
Honeywell International, Inc.                            15,700          886
Lockheed Martin Corp.                                    12,000        1,192
Northrop Grumman Corp.                                    8,000          622
Raytheon Co.                                              8,500          549
United Technologies Corp.                                29,300        2,016
                                                                  ----------
                                                                       7,105
                                                                  ----------
AIRLINES--0.1%
AMR Corp.(b)                                              9,800           88
Continental Airlines, Inc. Class B(b)                     3,800           73
                                                                  ----------
                                                                         161
                                                                  ----------
APPAREL RETAIL--0.5%
Abercrombie & Fitch Co. Class A                           1,100           80
Aeropostale, Inc.(b)                                      3,100           84
Gap, Inc. (The)                                          22,300          439
Men's Wearhouse, Inc. (The)                               4,500          105
                                                                  ----------
                                                                         708
                                                                  ----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Coach, Inc.(b)                                            6,900          208
VF Corp.                                                  4,200          326
                                                                  ----------
                                                                         534
                                                                  ----------
ASSET MANAGEMENT & CUSTODY BANKS--3.5%
American Capital Strategies Ltd.                          3,300          113
Ameriprise Financial, Inc.                                8,800          456
Bank of New York Mellon Corp. (The)                      23,815          994
Federated Investors, Inc. Class B                         8,300          325
Franklin Resources, Inc.                                  7,600          737
Legg Mason, Inc.                                          1,900          106
Northern Trust Corp.                                      9,800          652
SEI Investments Co.                                      11,700          289
State Street Corp.                                       14,100        1,114
                                                                  ----------
                                                                       4,786
                                                                  ----------

                                                                     VALUE
                                                         SHARES      (000)
                                                        -------   ----------
AUTO PARTS & EQUIPMENT--0.3%
Lear Corp.(b)                                            16,100   $      417
                                                                  ----------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.(b)                                        21,100          121
General Motors Corp.                                     11,200          213
                                                                  ----------
                                                                         334
                                                                  ----------
BIOTECHNOLOGY--0.4%
Cephalon, Inc.(b)                                         8,200          528
                                                                  ----------
BREWERS--0.7%
Anheuser-Busch Cos., Inc.                                19,200          911
                                                                  ----------
BROADCASTING & CABLE TV--0.5%
CBS Corp. Class B                                        33,400          737
                                                                  ----------
COAL & CONSUMABLE FUELS--0.4%
Massey Energy Co.                                        15,400          562
                                                                  ----------
COMMERCIAL PRINTING--0.4%
Donnelley (R.R.) & Sons Co.                              17,700          537
                                                                  ----------
COMMUNICATIONS EQUIPMENT--1.8%
Cisco Systems, Inc.(b)                                   85,900        2,069
Corning, Inc.                                             6,100          147
JDS Uniphase Corp.(b)                                    15,000          201
                                                                  ----------
                                                                       2,417
                                                                  ----------
COMPUTER & ELECTRONICS RETAIL--0.5%
Best Buy Co., Inc.                                       11,400          473
RadioShack Corp.                                         15,900          258
                                                                  ----------
                                                                         731
                                                                  ----------
COMPUTER HARDWARE--4.2%
Hewlett-Packard Co.                                      49,500        2,260
International Business Machines Corp.                    30,400        3,500
                                                                  ----------
                                                                       5,760
                                                                  ----------
COMPUTER STORAGE & PERIPHERALS--0.5%
Emulex Corp.(b)                                          17,300          281
NetApp, Inc.(b)                                          13,600          273
QLogic Corp.(b)                                           9,600          147
                                                                  ----------
                                                                         701
                                                                  ----------
CONSTRUCTION & ENGINEERING--0.2%
Perini Corp.(b)                                           7,000          254
                                                                  ----------

Phoenix Growth and Income Series

                                                                        VALUE
                                                             SHARES     (000)
                                                            -------   ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
AGCO Corp.(b)                                                 7,500   $      449
Cummins, Inc.                                                 2,400          112
Toro Co. (The)                                                7,200          298
                                                                      ----------
                                                                             859
                                                                      ----------
CONSUMER FINANCE--0.3%
American Express Co.                                          9,200          402
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Automatic Data Processing, Inc.                              17,300          733
Electronic Data Systems Corp.                                13,600          227
Metavante Technologies, Inc.(b)                              15,900          318
                                                                      ----------
                                                                           1,278
                                                                      ----------
DEPARTMENT STORES--0.4%
Macy's, Inc.                                                 22,900          528
                                                                      ----------
DIVERSIFIED BANKS--1.1%
Wells Fargo & Co.                                            52,800        1,537
                                                                      ----------
DIVERSIFIED CHEMICALS--1.4%
Dow Chemical Co. (The)                                       11,900          439
du Pont (E.I.) de Nemours & Co.                              21,500        1,005
PPG Industries, Inc.                                          8,100          490
                                                                      ----------
                                                                           1,934
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Dun & Bradstreet Corp.                                        5,000          407
                                                                      ----------
DIVERSIFIED METALS & MINING--0.4%
Southern Copper Corp.                                         4,900          509
                                                                      ----------
ELECTRIC UTILITIES--0.7%
FirstEnergy Corp.                                            12,900          885
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
Acuity Brands, Inc.                                           2,200           94
Emerson Electric Co.                                         26,400        1,359
GrafTech International Ltd.(b)                                6,300          102
                                                                      ----------
                                                                           1,555
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(b)                                11,100          331
                                                                      ----------
ELECTRONIC MANUFACTURING SERVICES--0.2%
Tyco Electronics Ltd.                                         7,600          261
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste Industries, Inc.(b)                              9,900          107

                                                                        VALUE
                                                             SHARES     (000)
                                                            -------   ----------
ENVIRONMENTAL & FACILITIES SERVICES--(CONTINUED)
Waste Management, Inc.                                       12,500   $      420
                                                                      ----------
                                                                             527
                                                                      ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Terra Industries, Inc.(b)                                     5,600          199
                                                                      ----------
FOOD RETAIL--0.7%
Great Atlantic & Pacific Tea Co., Inc. (The)(b)               6,900          181
Kroger Co. (The)                                             16,400          416
SUPERVALU, Inc.                                               9,500          285
                                                                      ----------
                                                                             882
                                                                      ----------
FOOTWEAR--0.7%
NIKE, Inc. Class B                                           13,600          925
                                                                      ----------
GENERAL MERCHANDISE STORES--0.3%
Big Lots, Inc.(b)                                            10,000          223
Dollar Tree, Inc.(b)                                          5,200          143
                                                                      ----------
                                                                             366
                                                                      ----------
HEALTH CARE EQUIPMENT--0.6%
Baxter International, Inc.                                   14,100          815
                                                                      ----------
HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(b)                               2,300          101
                                                                      ----------
HOME IMPROVEMENT RETAIL--0.2%
Sherwin-Williams Co. (The)                                    5,400          276
                                                                      ----------
HOUSEHOLD APPLIANCES--0.4%
Stanley Works (The)                                           6,100          290
Whirlpool Corp.                                               2,800          243
                                                                      ----------
                                                                             533
                                                                      ----------
HOUSEHOLD PRODUCTS--1.3%
Clorox Co. (The)                                             13,100          742
Kimberly-Clark Corp.                                          5,600          361
Procter & Gamble Co. (The)                                    9,500          666
                                                                      ----------
                                                                           1,769
                                                                      ----------
HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc.                                      11,700          268
                                                                      ----------
HYPERMARKETS & SUPER CENTERS--0.9%
BJ's Wholesale Club, Inc.(b)                                 11,700          418
Wal-Mart Stores, Inc.                                        14,600          769
                                                                      ----------
                                                                           1,187
                                                                      ----------
INDUSTRIAL CONGLOMERATES--1.0%
Teleflex, Inc.                                                3,500          167

Phoenix Growth and Income Series

                                                                     VALUE
                                                         SHARES      (000)
                                                        -------   ----------
INDUSTRIAL CONGLOMERATES--(CONTINUED)
Tyco International Ltd.                                  26,525   $    1,168
                                                                  ----------
                                                                       1,335
                                                                  ----------
INDUSTRIAL MACHINERY--1.5%
Dover Corp.                                               6,900          288
Eaton Corp.                                              12,200          972
Gardner Denver, Inc.(b)                                   5,300          197
Parker Hannifin Corp.                                     8,650          599
                                                                  ----------
                                                                       2,056
                                                                  ----------
INSURANCE BROKERS--0.3%
AON Corp.                                                10,600          426
                                                                  ----------
INTEGRATED OIL & GAS--10.0%
Chevron Corp.                                             9,400          802
ConocoPhillips                                           37,300        2,843
Exxon Mobil Corp.                                        76,900        6,504
Occidental Petroleum Corp.                               46,700        3,417
                                                                  ----------
                                                                      13,566
                                                                  ----------
INTEGRATED TELECOMMUNICATION SERVICES--4.2%
AT&T, Inc.                                              103,505        3,964
Embarq Corp.                                              6,500          261
Qwest Communications International, Inc.                 37,400          169
Verizon Communications, Inc.                             17,200          627
Windstream Corp.                                         55,900          668
                                                                  ----------
                                                                       5,689
                                                                  ----------
INTERNET RETAIL--0.3%
Expedia, Inc.(b)                                          7,400          162
IAC/InterActiveCorp.(b)                                  14,000          291
                                                                  ----------
                                                                         453
                                                                  ----------
INTERNET SOFTWARE & SERVICES--0.8%
eBay, Inc.(b)                                            35,600        1,062
                                                                  ----------
INVESTMENT BANKING & BROKERAGE--0.4%
Goldman Sachs Group, Inc. (The)                           1,900          314
TD Ameritrade Holding Corp.(b)                           15,700          259
                                                                  ----------
                                                                         573
                                                                  ----------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                              5,500          153
                                                                  ----------
LIFE & HEALTH INSURANCE--3.9%
AFLAC, Inc.                                              11,000          715
Lincoln National Corp.                                   14,100          733
MetLife, Inc.                                            31,500        1,898
Principal Financial Group, Inc. (The)                    12,100          674

                                                                     VALUE
                                                         SHARES      (000)
                                                        -------   ----------
LIFE & HEALTH INSURANCE--(CONTINUED)
Prudential Financial, Inc.                               14,200   $    1,111
StanCorp Financial Group, Inc.                            2,500          119
Unum Group                                                5,200          115
                                                                  ----------
                                                                       5,365
                                                                  ----------
LIFE SCIENCES TOOLS & SERVICES--0.7%
Invitrogen Corp.(b)                                       3,900          334
Thermo Fisher Scientific, Inc.(b)                        11,000          625
                                                                  ----------
                                                                         959
                                                                  ----------
MANAGED HEALTH CARE--1.7%
Aetna, Inc.                                              17,200          724
CIGNA Corp.                                              11,700          475
Coventry Health Care, Inc.(b)                             3,000          121
UnitedHealth Group, Inc.                                 15,200          522
WellPoint, Inc.(b)                                       11,000          485
                                                                  ----------
                                                                       2,327
                                                                  ----------
METAL & GLASS CONTAINERS--0.3%
Ball Corp.                                                3,300          152
Owens-Illinois, Inc.(b)                                   4,600          259
                                                                  ----------
                                                                         411
                                                                  ----------
MORTGAGE REITS--0.6%
Annaly Capital Management, Inc.                          37,700          577
iStar Financial, Inc.                                    16,100          226
                                                                  ----------
                                                                         803
                                                                  ----------
MOVIES & ENTERTAINMENT--2.8%
Time Warner, Inc.                                        72,200        1,012
Viacom, Inc. Class B(b)                                  32,700        1,296
Walt Disney Co. (The)                                    49,300        1,547
                                                                  ----------
                                                                       3,855
                                                                  ----------
MULTI-LINE INSURANCE--1.1%
American International Group, Inc.                       29,200        1,263
Genworth Financial, Inc. Class A                          4,400          100
Hartford Financial Services Group, Inc. (The)             2,600          197
                                                                  ----------
                                                                       1,560
                                                                  ----------
MULTI-UTILITIES--0.7%
Public Service Enterprise Group, Inc.                    25,200        1,013
                                                                  ----------
OFFICE ELECTRONICS--0.1%
Xerox Corp.                                               6,500           97
                                                                  ----------
OIL & GAS DRILLING--0.9%
ENSCO International, Inc.                                 3,000          188

Phoenix Growth and Income Series

                                                                     VALUE
                                                         SHARES      (000)
                                                        -------   ----------
OIL & GAS DRILLING--(CONTINUED)
Transocean, Inc.(b)                                       7,800   $    1,054
                                                                  ----------
                                                                       1,242
                                                                  ----------
OIL & GAS EQUIPMENT & SERVICES--1.1%
Dresser-Rand Group, Inc.(b)                               7,000          215
National Oilwell Varco, Inc.(b)                          15,000          876
Tidewater, Inc.                                           7,500          413
                                                                  ----------
                                                                       1,504
                                                                  ----------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
Devon Energy Corp.                                        1,500          156
Noble Energy, Inc.                                        1,800          131
Stone Energy Corp.(b)                                     3,700          194
W&T Offshore, Inc.                                       10,100          345
                                                                  ----------
                                                                         826
                                                                  ----------
OIL & GAS REFINING & MARKETING--0.4%
Valero Energy Corp.                                      11,400          560
                                                                  ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.4%
Bank of America Corp.                                    79,300        3,006
Citigroup, Inc.                                           9,200          197
JPMorgan Chase & Co.                                     66,000        2,835
                                                                  ----------
                                                                       6,038
                                                                  ----------
PAPER PACKAGING--0.2%
Packaging Corporation of America                         12,200          272
                                                                  ----------
PERSONAL PRODUCTS--0.1%
NBTY, Inc.(b)                                             6,200          186
                                                                  ----------
PHARMACEUTICALS--7.7%
Abbott Laboratories                                       4,100          226
Bristol-Myers Squibb Co.                                 38,800          826
Endo Pharmaceuticals Holdings, Inc.(b)                    8,100          194
Forest Laboratories, Inc.(b)                             12,200          488
Johnson & Johnson                                        49,000        3,179
King Pharmaceuticals, Inc.(b)                             7,800           68
Medicis Pharmaceutical Corp. Class A                     10,700          211
Merck & Co., Inc.                                        49,500        1,878
Pfizer, Inc.                                            161,900        3,389
                                                                  ----------
                                                                      10,459
                                                                  ----------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co.                                         9,200          163
                                                                  ----------
PROPERTY & CASUALTY INSURANCE--1.6%
Chubb Corp. (The)                                        12,100          599
Cincinnati Financial Corp.                                5,700          217

                                                                     VALUE
                                                         SHARES      (000)
                                                        -------   ----------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Philadelphia Consolidated Holding Co.(b)                  3,000   $       96
Travelers Cos., Inc. (The)                               26,200        1,254
                                                                  ----------
                                                                       2,166
                                                                  ----------
RAILROADS--0.3%
Norfolk Southern Corp.                                    7,500          407
                                                                  ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Jones Lang LaSalle, Inc.                                  1,600          124
                                                                  ----------
REGIONAL BANKS--0.6%
Bank of Hawaii Corp.                                      1,900           94
KeyCorp                                                  11,300          248
Regions Financial Corp.                                  13,400          265
SunTrust Banks, Inc.                                      2,700          149
                                                                  ----------
                                                                         756
                                                                  ----------
RESTAURANTS--1.4%
McDonald's Corp.                                         34,300        1,913
                                                                  ----------
SEMICONDUCTOR EQUIPMENT--1.0%
Applied Materials, Inc.                                  41,000          800
MEMC Electronic Materials, Inc.(b)                        3,700          262
Novellus Systems, Inc.(b)                                12,000          253
                                                                  ----------
                                                                       1,315
                                                                  ----------
SEMICONDUCTORS--2.2%
Amkor Technology, Inc.(b)                                14,200          152
Integrated Device Technology, Inc.(b)                    20,700          185
Intel Corp.                                              67,200        1,423
NVIDIA Corp.(b)                                          15,850          314
Texas Instruments, Inc.                                  30,600          865
                                                                  ----------
                                                                       2,939
                                                                  ----------
SOFT DRINKS--1.5%
Coca-Cola Co. (The)                                      12,300          749
Coca-Cola Enterprises, Inc.                              33,000          798
Pepsi Bottling Group, Inc. (The)                         13,500          458
                                                                  ----------
                                                                       2,005
                                                                  ----------
SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                              11,600          185
Sunstone Hotel Investors, Inc.                            6,000           96
                                                                  ----------
                                                                         281
                                                                  ----------
SPECIALTY CHEMICALS--0.3%
Lubrizol Corp. (The)                                      7,300          405
                                                                  ----------

Phoenix Growth and Income Series

                                                                  VALUE
                                                     SHARES       (000)
                                                  ----------    ----------
STEEL--0.4%
AK Steel Holding Corp.                                10,200    $      555
                                                                ----------
SYSTEMS SOFTWARE--4.7%
BMC Software, Inc.(b)                                  8,400           273
McAfee, Inc.(b)                                        4,200           139
Microsoft Corp.                                      139,900         3,970
Oracle Corp.(b)                                       72,000         1,408
Symantec Corp.(b)                                     37,400           622
                                                                ----------
                                                                     6,412
                                                                ----------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(b)                             2,500            84
                                                                ----------
TOBACCO--2.5%
Altria Group, Inc.                                    21,300           473
Loews Corp. - Carolina Group                          13,100           950
Philip Morris International, Inc.(b)                  21,300         1,077
Reynolds American, Inc.                                2,500           148
Universal Corp.                                       10,600           695
                                                                ----------
                                                                     3,343
                                                                ----------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Telephone & Data Systems, Inc.                         4,100           161
                                                                ==========
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $111,464)                                         131,716
                                                                ----------
FOREIGN COMMON STOCKS(c)--1.7%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                 4,100           206
                                                                ----------
COMPUTER STORAGE & PERIPHERALS--0.2%
Seagate Technology (Singapore)                        14,000           293
                                                                ----------
INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co. Ltd. Class A (United States)        3,500           156
                                                                ----------
IT CONSULTING & OTHER SERVICES--0.6%
Accenture Ltd. Class A (United States)                22,100           778
                                                                ----------
PERSONAL PRODUCTS--0.3%
Herbalife Ltd. (United States)                         7,900           375
                                                                ----------

                                                                  VALUE
                                                     SHARES       (000)
                                                  ----------    ----------
PROPERTY & CASUALTY INSURANCE--0.4%
ACE Ltd. (United States)                               5,400    $      297
XL Capital Ltd. Class A (United States)                7,600           225
                                                                ----------
                                                                       522
                                                                ----------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,771)                                             2,330
                                                                ----------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $114,235)                                         134,046
                                                                ----------

                                                  PAR VALUE       VALUE
                                                    (000)         (000)
                                                  ----------    ----------
SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(d)--0.7%
Cintas Corp. No. 2
  2.850% due 4/1/08                               $      985           985
                                                                ==========
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $985)                                                 985
                                                                ----------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $115,220)                                         135,031(a)

Other assets and liabilities, net--0.9%                              1,169
                                                                ----------
NET ASSETS--100.0%                                              $  136,200
                                                                ==========

ABBREVIATIONS:

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,339 and gross depreciation of $8,193 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $115,885.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)   The rate shown is the discount rate.

Phoenix Mid-Cap Growth Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                     VALUE
                                                         SHARES      (000)
                                                        -------   ----------
DOMESTIC COMMON STOCKS--93.1%

AEROSPACE & DEFENSE--5.0%
Aercap Holdings N.V.(b)                                  36,000   $      633
BE Aerospace, Inc.(b)                                    26,600          929
Precision Castparts Corp.                                12,000        1,225
Rockwell Collins, Inc.                                   12,000          686
                                                                  ----------
                                                                       3,473
                                                                  ----------
AIR FREIGHT & LOGISTICS--1.9%
Expeditors International of Washington, Inc.             13,000          587
Robinson (C.H.) Worldwide, Inc.                          13,500          735
                                                                  ----------
                                                                       1,322
                                                                  ----------
APPAREL RETAIL--3.0%
Abercrombie & Fitch Co. Class A                           9,500          695
Guess?, Inc.                                             16,000          648
Urban Outfitters, Inc.(b)                                22,500          705
                                                                  ----------
                                                                       2,048
                                                                  ----------
APPLICATION SOFTWARE--3.3%
ANSYS, Inc.(b)                                           19,100          660
Autodesk, Inc.(b)                                        15,000          472
Citrix Systems, Inc.(b)                                  22,000          645
Salesforce.com, Inc.(b)                                   8,500          492
                                                                  ----------
                                                                       2,269
                                                                  ----------
ASSET MANAGEMENT & CUSTODY BANKS--1.5%
Affiliated Managers Group, Inc.(b)                        6,250          567
Northern Trust Corp.                                      7,500          499
                                                                  ----------
                                                                       1,066
                                                                  ----------
BIOTECHNOLOGY--2.6%
Applera Corp. - Celera Group(b)                          17,500          257
BioMarin Pharmaceutical, Inc.(b)                         11,500          407
Myriad Genetics, Inc.(b)                                  9,900          399
United Therapeutics Corp.(b)                              8,200          711
                                                                  ----------
                                                                       1,774
                                                                  ----------
CASINOS & GAMING--4.0%
Bally Technologies, Inc.(b)                               8,500          292
Melco PBL Entertainment Ltd. ADR(b)                      42,000          478
Penn National Gaming, Inc.(b)                            14,700          643
Scientific Games Corp. Class A(b)                        14,500          306

                                                                      VALUE
                                                         SHARES       (000)
                                                        -------   ----------
CASINOS & GAMING--(CONTINUED)
WMS Industries, Inc.(b)                                  29,900   $    1,075
                                                                  ----------
                                                                       2,794
                                                                  ----------
COMMUNICATIONS EQUIPMENT--2.1%
Harris Corp.                                             12,500          607
Juniper Networks, Inc.(b)                                19,100          477
Polycom, Inc.(b)                                         16,000          361
                                                                  ----------
                                                                       1,445
                                                                  ----------
COMPUTER & ELECTRONICS RETAIL--1.3%
GameStop Corp. Class A(b)                                17,500          905
                                                                  ----------
CONSTRUCTION & ENGINEERING--1.9%
Fluor Corp.                                               6,700          946
Shaw Group, Inc. (The)(b)                                 8,000          377
                                                                  ----------
                                                                       1,323
                                                                  ----------
CONSUMER FINANCE--1.5%
MasterCard, Inc. Class A                                  4,600        1,026
                                                                  ----------
DATA PROCESSING & OUTSOURCED SERVICES--3.7%
Alliance Data Systems Corp.(b)                           11,500          546
Fiserv, Inc.(b)                                           5,500          265
Iron Mountain, Inc.(b)                                   26,400          698
Total System Services, Inc.                              12,500          296
Visa, Inc. Class A(b)                                    12,300          767
                                                                  ----------
                                                                       2,572
                                                                  ----------
DISTRIBUTORS--0.7%
LKQ Corp.(b)                                             20,000          449
                                                                  ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.4%
Copart, Inc.(b)                                           7,500          290
Corrections Corporation of America(b)                    31,500          867
Huron Consulting Group, Inc.(b)                           7,000          291
IHS, Inc.(b)                                             13,700          881
                                                                  ----------
                                                                       2,329
                                                                  ----------
EDUCATION SERVICES--2.5%
DeVry, Inc.                                              21,500          899
Strayer Education, Inc.                                   5,500          839
                                                                  ----------
                                                                       1,738
                                                                  ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Ametek, Inc.                                             10,500          461
                                                                  ----------

Phoenix Mid-Cap Growth Series

                                                                     VALUE
                                                         SHARES      (000)
                                                        -------   ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.4%
Dolby Laboratories, Inc. Class A(b)                      19,500   $      707
Itron, Inc.(b)                                            3,000          271
                                                                  ----------
                                                                         978
                                                                  ----------
ELECTRONIC MANUFACTURING SERVICES--1.0%
Trimble Navigation Ltd.(b)                               25,000          715
                                                                  ----------
ENVIRONMENTAL & FACILITIES SERVICES--1.7%
Covanta Holding Corp.(b)                                 10,000          275
Stericycle, Inc.(b)                                      17,000          875
                                                                  ----------
                                                                       1,150
                                                                  ----------
HEALTH CARE EQUIPMENT--7.8%
Bard (C.R.), Inc.                                        10,700        1,031
Gen-Probe, Inc.(b)                                       12,200          588
Hologic, Inc.(b)                                         28,300        1,574
IDEXX Laboratories, Inc.(b)                              10,000          493
Intuitive Surgical, Inc.(b)                               3,500        1,135
Wright Medical Group, Inc.(b)                            23,500          567
                                                                  ----------
                                                                       5,388
                                                                  ----------
HEALTH CARE FACILITIES--0.9%
VCA Antech, Inc.(b)                                      22,800          623
                                                                  ----------
HEALTH CARE SERVICES--1.1%
Express Scripts, Inc.(b)                                 12,300          791
                                                                  ----------
HEALTH CARE TECHNOLOGY--1.0%
Cerner Corp.(b)                                          18,500          690
                                                                  ----------
HOME ENTERTAINMENT SOFTWARE--2.0%
Activision, Inc.(b)                                      51,500        1,406
                                                                  ----------
HOUSEHOLD PRODUCTS--1.0%
Energizer Holdings, Inc.(b)                               7,250          656
                                                                  ----------
INDUSTRIAL GASES--1.4%
Airgas, Inc.                                             21,300          968
                                                                  ----------
INDUSTRIAL MACHINERY--1.6%
Chart Industries, Inc.(b)                                 6,500          220
Danaher Corp.                                            11,900          905
                                                                  ----------
                                                                       1,125
                                                                  ----------
INTEGRATED OIL & GAS--0.8%
Murphy Oil Corp.                                          6,700          550
                                                                  ----------
INTERNET SOFTWARE & SERVICES--1.2%
Omniture, Inc.(b)                                         9,500          221

                                                                      VALUE
                                                         SHARES       (000)
                                                        -------   ----------
INTERNET SOFTWARE & SERVICES--(CONTINUED)
VistaPrint Ltd.(b)                                       17,000   $      594
                                                                  ----------
                                                                         815
                                                                  ----------
INVESTMENT BANKING & BROKERAGE--1.7%
FCStone Group, Inc.(b)                                   11,500          319
GFI Group, Inc.                                          10,300          590
Jefferies Group, Inc.                                    16,500          266
                                                                  ----------
                                                                       1,175
                                                                  ----------
IT CONSULTING & OTHER SERVICES--2.0%
Cognizant Technology Solutions Corp. Class A(b)          47,000        1,355
                                                                  ----------
LIFE SCIENCES TOOLS & SERVICES--1.4%
Charles River Laboratories International, Inc.(b)         3,000          177
Pharmaceutical Product Development, Inc.                 18,400          771
                                                                  ----------
                                                                         948
                                                                  ----------
OIL & GAS EQUIPMENT & SERVICES--3.2%
Dresser-Rand Group, Inc.(b)                               6,500          200
ION Geophysical Corp.(b)                                 23,700          327
National Oilwell Varco, Inc.(b)                          15,000          875
Smith International, Inc.                                12,000          771
                                                                  ----------
                                                                       2,173
                                                                  ----------
OIL & GAS EXPLORATION & PRODUCTION--8.4%
Concho Resources, Inc.(b)                                20,000          513
Continental Resources, Inc.(b)                           12,800          408
Denbury Resources, Inc.(b)                               62,000        1,770
Range Resources Corp.                                    26,000        1,650
Southwestern Energy Co.(b)                               12,000          404
XTO Energy, Inc.                                         17,500        1,083
                                                                  ----------
                                                                       5,828
                                                                  ----------
PERSONAL PRODUCTS--1.9%
Bare Escentuals, Inc.(b)                                 22,500          527
Chattem, Inc.(b)                                         11,700          776
                                                                  ----------
                                                                       1,303
                                                                  ----------
PHARMACEUTICALS--0.7%
Perrigo Co.                                              12,500          472
                                                                  ----------
SEMICONDUCTOR EQUIPMENT--1.9%
MEMC Electronic Materials, Inc.(b)                       12,100          858
Varian Semiconductor Equipment Associates, Inc.(b)       15,800          445
                                                                  ----------
                                                                       1,303
                                                                  ----------
SEMICONDUCTORS--1.3%
Microchip Technology, Inc.                               13,800          452

Phoenix Mid-Cap Growth Series

                                                                     VALUE
                                                         SHARES      (000)
                                                        -------   ----------
SEMICONDUCTORS--(CONTINUED)
Microsemi Corp.(b)                                       19,000   $      433
                                                                  ----------
                                                                         885
                                                                  ----------
SOFT DRINKS--0.9%
Hansen Natural Corp.(b)                                  17,700          625
                                                                  ----------
SPECIALIZED FINANCE--1.3%
IntercontinentalExchange, Inc.(b)                         7,000          913
                                                                  ----------
SPECIALTY CHEMICALS--1.3%
Ecolab, Inc.                                             20,800          903
                                                                  ----------
STEEL--0.3%
Cleveland-Cliffs, Inc.                                    1,500          180
                                                                  ----------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Fastenal Co.                                             15,300          703
                                                                  ----------
WIRELESS TELECOMMUNICATION SERVICES--3.8%
American Tower Corp. Class A(b)                          25,700        1,008
NII Holdings, Inc.(b)                                    22,500          715
SBA Communications Corp. Class A(b)                      29,500          880
                                                                  ----------
                                                                       2,603
                                                                  ----------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $65,224)                                             64,218
                                                                  ----------
FOREIGN COMMON STOCKS(c)--5.7%

ADVERTISING--0.9%
Focus Media Holding Ltd. ADR (China)(b)                  17,000          598
                                                                  ----------
AEROSPACE & DEFENSE--1.1%
CAE, Inc. (Canada)                                       67,500          765
                                                                  ----------
DRUG RETAIL--1.4%
Shoppers Drug Mart Corp. (Canada)                        18,900          956
                                                                  ----------
HOTELS, RESORTS & CRUISE LINES--0.8%
Orient-Express Hotel Ltd. Class A (Bermuda)              12,800          552
                                                                  ----------
INVESTMENT BANKING & BROKERAGE--1.2%
Lazard Ltd. Class A (Bermuda)                            22,000          840
                                                                  ----------
OIL & GAS DRILLING--0.3%
Nabors Industries Ltd. (Bermuda)(b)                       5,500          186
                                                                  ----------

                                                                     VALUE
                                                         SHARES      (000)
                                                        -------   ----------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,578)                                               3,897
                                                                  ----------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $69,802)                                             68,115
                                                                  ----------
SHORT-TERM INVESTMENTS--1.3%

                                                          PAR
                                                         VALUE
                                                         (000)
                                                        -------
REPURCHASE AGREEMENTS--1.3%
State Bank and Trust Co. repurchase agreement
 0.750% dated 3/31/08, due
 4/1/08 repurchase price $928,012
 collateralized by U.S. Treasury
 Inflation Indexed Note 0.881%,
 1/15/16 market value $946,618                          $   928   $      928

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $928)                                                   928
                                                                  ----------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $70,730)                                             69,043(a)

Other assets and liabilities, net--(0.1)%                                (35)
                                                                  ----------
NET ASSETS--100.0%                                                $   69,008
                                                                  ==========

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,062 and gross depreciation of $7,774 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $70,755.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix Money Market Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (Unaudited)

                                                PAR VALUE      VALUE
                                                  (000)        (000)
                                                ---------    ---------
FEDERAL AGENCY SECURITIES(d)--15.8%

FFCB
   3.000% due 7/28/08                           $   2,065    $   2,059
   4.300% due 8/11/08                               3,220        3,225
   2.459% due 9/22/08(c)                              500          508
FHLB
   3.790% due 4/29/08                               2,500        2,499
   3.400% due 7/30/08                                 830          827
   2.870% due 11/21/08(c)                           3,000        3,000
   2.800% due 2/6/09                                3,500        3,500
   2.750% due 2/13/09                               3,500        3,500
   3.000% due 3/4/09                                3,000        3,000
FHLMC
   5.750% due 4/15/08                               2,400        2,401
   3.060% due 7/15/08                                 500          498
   3.650% due 1/16/09                               3,000        3,000
FNMA
   3.250% due 1/9/09                                1,000        1,001
   3.250% due 2/15/09                               1,000        1,009
                                                             ---------
TOTAL FEDERAL AGENCY SECURITIES
(Identified Cost $30,027)                                       30,027
                                                             ---------

FEDERAL AGENCY SECURITIES--VARIABLE(c)--0.7%

SBA (Final Maturity  2/25/23)
  4.750% due 4/1/08(g)                                167          167
SBA (Final Maturity 1/25/21)
  3.500% due 4/1/08(g)                                 14           14
SBA (Final Maturity 10/25/22)
  4.750% due 4/1/08(g)                                243          243
SBA (Final Maturity 11/25/21)
  4.875% due 4/1/08(g)                                290          289
SBA (Final Maturity 2/25/23)
  4.750% due 4/1/08(g)                                144          144
SBA (Final Maturity 3/25/24)
  4.625% due 4/1/08(g)                                113          113
SBA (Final Maturity 5/25/21)
  4.750% due 4/1/08(g)                                 60           60
SBA (Final Maturity 9/25/23)
  4.625% due 4/1/08(g)                                188          188
                                                             ---------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
(Identified Cost $1,218)                                         1,218
                                                             ---------

                                                PAR VALUE      VALUE
                                                  (000)        (000)
                                                ---------    ---------
COMMERCIAL PAPER(f)--66.5%

ABN-AMRO N.A Finance, Inc.
   2.450% due 5/29/08                           $   1,425    $   1,419
   2.550% due 5/29/08                               1,965        1,957
   2.800% due 5/29/08                               3,500        3,484
   2.550% due 9/8/08                                2,000        1,977
Archer-Daniels-Midland Co.
   4.130% due 4/7/08                                1,795        1,794
   2.420% due 4/22/08                               3,100        3,096
   3.730% due 5/22/08                               1,000          995
   2.850% due 5/30/08                               2,315        2,304
   2.680% due 6/20/08                                 500          497
AT&T, Inc.
   2.600% due 4/17/08                               2,665        2,662
   2.770% due 4/23/08                               1,550        1,547
   2.800% due 4/24/08                               2,980        2,975
   2.850% due 4/24/08                               1,000          998
Bank of America Corp.
   2.980% due 5/1/08                                  920          918
   2.580% due 6/2/08                                1,700        1,692
   2.900% due 6/2/08                                2,800        2,786
   2.960% due 6/5/08                                3,500        3,481
Cargill, Inc.
   3.040% due 4/24/08                               3,000        2,994
   2.980% due 4/28/08                               2,960        2,953
   2.900% due 5/5/08                                3,300        3,291
Cintas Corp. No. 2
   2.850% due 4/1/08                                3,500        3,500
   2.290% due 4/18/08                               2,065        2,063
Coca-Cola Co.
  2.600% due 5/23/08                                2,775        2,765
Danaher Corp.
   2.300% due 4/4/08                                2,500        2,500
   2.300% due 4/16/08                               3,595        3,592
   2.250% due 4/23/08                               1,980        1,977
Danske Corp.
   3.000% due 4/1/08                                  500          500
   3.720% due 4/18/08                               1,200        1,198
Dupont E.I de Nemours Co.
   2.550% due 4/1/08                                2,500        2,500
   2.500% due 4/8/08                                2,025        2,024

Phoenix Money Market Series

                                                PAR VALUE      VALUE
                                                  (000)        (000)
                                                ---------    ---------
Eaton Corp.
   4.500% due 4/3/08                            $   3,370    $   3,369
   3.040% due 4/28/08                               1,100        1,098
   4.440% due 4/30/08                               1,500        1,495
   2.600% due 6/16/08                               3,400        3,381
Emerson Electric Co.
   2.450% due 4/7/08                                2,900        2,899
General Electric Capital Corp.
   2.910% due 4/21/08                               3,500        3,494
   2.880% due 5/16/08                               1,600        1,594
Govco, Inc.
   2.750% due 4/1/08                                1,090        1,090
   3.000% due 5/15/08                               3,100        3,089
   3.010% due 5/15/08                               1,000          996
   2.600% due 6/5/08                                1,600        1,592
Harley-Davidson Funding
   2.600% due 4/10/08                               2,880        2,878
International Lease Finance Corp.
   3.170% due 4/2/08                                1,800        1,800
   3.000% due 4/9/08                                1,300        1,299
   2.780% due 5/9/08                                3,900        3,889
   2.730% due 5/21/08                               1,900        1,893
NetJets, Inc.
   2.750% due 4/4/08                                1,000        1,000
   2.150% due 4/30/08                               2,000        1,997
Private Export Funding Corp.
   2.800% due 4/2/08                                3,340        3,340
Toyota Motor Credit Corp.
   2.800% due 6/3/08                                1,600        1,592
   2.480% due 6/11/08                               3,400        3,383
UBS Finance Delaware LLC
   3.825% due 4/14/08                               1,700        1,698
   3.050% due 5/12/08                                 515          513
   3.030% due 5/27/08                               3,500        3,484
   3.125% due 5/28/08                               1,338        1,331
   3.000% due 7/31/08                               2,065        2,044
Wells Fargo & Co.
  2.420% due 4/25/08                                3,500        3,494
                                                             ---------
TOTAL COMMERCIAL PAPER
(Identified Cost $126,171)                                     126,171
                                                             ---------
MEDIUM TERM NOTES--16.5%

Associates Corp. of North America
  6.250% due 11/1/08                                1,954        1,988

                                                PAR VALUE      VALUE
                                                  (000)        (000)
                                                ---------    ---------
Bank of America Corp.
  3.250% due 8/15/08                            $     500    $     500
Beneficial Corp.
  6.470% due 11/17/08                               1,000        1,020
Citigroup, Inc.
  3.291% due 1/30/09(c)                               400          399
Danske Bank A/S 144A (Denmark)
  2.505% due 1/16/09(b) (c) (e)                     3,000        3,000
Danske Corp.
  3.050% due 4/9/09(c)                              3,500        3,500
General Electric Capital Corp.
  8.500% due 7/24/08                                1,125        1,140
HSBC Finance Corp.
  2.930% due 9/15/08(c)                               700          702
  4.130% due 12/15/08                                 618          617
  5.875% due 2/1/09                                 1,408        1,436
  6.450% due 2/1/09                                 1,421        1,448
HSH Nordbank AG NY 144A (Germany)
  2.659% due 9/22/08(b) (c) (e)                     5,000        5,000
International Lease Finance Corp.
  4.350% due 9/15/08                                  500          502
National Australia Bank Ltd. 144A (Australia)
  3.075% due 2/6/09(b) (c) (e)                      3,000        3,000
Nordea Bank AB 144A (Sweden)
  3.048% due 2/6/09(b) (c) (e)                      3,000        3,000
Procter & Gamble International Funding
  3.140% due 2/19/09(c)                             1,000        1,000
Wells & Fargo Co. 144A
  2.855% due 2/17/09(b) (c)                         3,000        3,000
                                                             ---------
TOTAL MEDIUM TERM NOTES
(Identified Cost $31,252)                                       31,252
                                                             ---------
TOTAL INVESTMENTS--99.5%
(Identified Cost $188,668)                                     188,668(a)

Other assets and liabilities, net--0.5%                          1,032
                                                             ---------
NET ASSETS--100.0%                                           $ 189,700
                                                             =========

Phoenix Money Market Series

ABBREVIATIONS:

FFCB
FEDERAL FARM CREDIT BANK

FHLB
FEDERAL HOME LOAN BANK

FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION

SBA
SMALL BUSINESS ADMINISTRATION

Footnote Legend:

(a) Federal Income Tax Information: At March 31, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $17,000 (reported in 000's) or 9.0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)   The interest rate shown is the coupon rate.
(e) The country of risk, noted parenthetically, is determined based on criteria described in Note 1B, "Foreign security country determination" in the Notes to Schedules on Investments.
(f)   The rate shown is the discount rate.
(g)   The maturity date shown is the reset date.

Phoenix Multi-Sector Fixed Income Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                       ---------     --------
AGENCY MORTGAGE-BACKED SECURITIES--5.3%

FNMA
  5.000% due 8/1/20                                     $    205     $    208
  5.000% due 4/1/34                                          625          620
  6.000% due 5/1/34                                          397          408
  5.500% due 6/1/34                                        1,434        1,451
  5.500% due 1/1/35                                          500          506
  6.000% due 3/1/36                                        1,836        1,883
  6.500% due 8/1/36                                        1,558        1,615
  6.000% due 2/1/37                                        1,356        1,391
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                       1,625        1,569
FNMA 05-57, CK
  5.000% due 7/25/35                                         803          806
FNMA 05-74, AG
  5.000% due 9/25/35                                         475          477
GNMA
  6.500% due 10/15/23                                         26           27
  6.500% due 12/15/25                                         46           48
  6.500% due 1/15/26                                           6            6
  6.500% due 8/15/31                                         357          373
  6.500% due 11/15/31                                         70           73
  6.500% due 3/15/32                                         203          212
  6.500% due 4/15/32                                         927          968
                                                                     --------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,461)                                              12,641
                                                                     --------
AGENCY NON-MORTGAGE-BACKED SECURITIES--1.3%

FHLMC
  5.200% due 3/5/19                                        3,140        3,196
                                                                     --------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,083)                                                3,196
                                                                     --------
MUNICIPAL BONDS--5.4%

CALIFORNIA--0.8%
Alameda Corridor Transportation Authority
  Taxable Series C (MBIA Insured)
  6.600% due 10/1/29                                       1,750        1,808
                                                                     --------

                                                        PAR VALUE      VALUE
                                                         (000)         (000)
                                                       ----------    --------
DELAWARE--0.4%
DELDOT Motor Fuel Tax Revenue Series A
  (MBIA, FSA Insured)
  5.000% due 7/1/19                                    $     940     $  1,004
                                                                     --------
ILLINOIS--0.6%
Illinois Educational Facilities Authority - Loyola
  University Series C Taxable (AMBAC Insured)
    7.120% due 7/1/11                                      1,330        1,461
                                                                     --------
MASSACHUSETTS--0.4%
Commonwealth of Massachusetts General Obligation
 Series C (FSA Insured)
  5.500% due 12/1/17                                         890        1,013
                                                                     --------
MINNESOTA--1.2%
State of Minnesota
  5.000% due 8/1/19                                        2,500        2,709
                                                                     --------
MISSOURI--0.2%
State Highways & Transit Commission
  5.000% due 5/1/16                                          370          407
                                                                     --------
SOUTH DAKOTA--0.1%
South Dakota State Educational Enhancement Funding
  Corp. Taxable Series A
  6.720% due 6/1/25                                          285          285
                                                                     --------
TEXAS--1.5%
City of Austin
  5.000% due 9/1/17                                          855          936
City of Dallas
  5.000% due 2/15/17                                       2,350        2,566
                                                                     --------
                                                                        3,502
                                                                     --------
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Series A-1 Taxable
  6.706% due 6/1/46                                          600          544
                                                                     --------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $12,523)                                              12,733
                                                                     --------

Phoenix Multi-Sector Fixed Income Series

                                                        PAR VALUE      VALUE
                                                          (000)        (000)
                                                       ----------    --------
ASSET-BACKED SECURITIES--1.5%

Bombardier Capital Mortgage Securitization Corp.
  99-A, A3
  6.099% due 1/15/18(c)                                $     908     $    857
Conseco Finance Securitizations Corp. 01-3, A4
  6.910% due 5/1/33(c)                                     1,421        1,478
Dunkin Securitization 06-1, M1 144A
  8.285% due 6/20/31(b)                                    1,100          962
FMAC Loan Receivables Trust 98-CA, A2 144A
  6.660% due 1/15/12(b)                                      311          289
MASTR Alternative Net Interest Margin 06-6, N1 144A
  3.606% due 9/26/46(b) (c) +                                140            7
                                                                     --------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,895)                                                3,593
                                                                     --------
DOMESTIC CORPORATE BONDS--29.6%

AEROSPACE & DEFENSE--0.9%
DRS Technologies, Inc.
  6.625% due 2/1/16                                          500          491
L-3 Communications Corp.
  7.625% due 6/15/12                                         625          643
  6.125% due 1/15/14                                         550          539
L-3 Communications Corp. Series B
  6.375% due 10/15/15                                        250          246
Precision Castparts Corp.
  5.600% due 12/15/13                                        150          166
                                                                     --------
                                                                        2,085
                                                                     --------
AIRLINES--1.8%
American Airlines, Inc. 01-1
  6.977% due 11/23/22                                      1,168        1,039
Continental Airlines, Inc. 98-1A
  6.648% due 9/15/17                                         715          704
Delta Air Lines, Inc. 00-1
  7.379% due 5/18/10                                         605          596
JetBlue Airways Corp. 04-2
  6.165% due 11/15/08(c)                                     332          329
United Airlines, Inc. 00-2
  7.032% due 10/1/10                                       1,311        1,298
United Airlines, Inc. 01-1
  6.071% due 3/1/13                                          272          269
                                                                     --------
                                                                        4,235
                                                                     --------

                                                        PAR VALUE      VALUE
                                                         (000)         (000)
                                                       ----------    --------
APPLICATION SOFTWARE--0.2%
Intuit, Inc.
  5.750% due 3/15/17                                   $     415     $    402
                                                                     --------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Bank of New York Co., Inc. (The)
  3.625% due 1/15/09                                         180          180
BlackRock, Inc.
  6.250% due 9/15/17                                         375          384
Janus Capital Group, Inc.
  6.250% due 6/15/12                                         500          508
                                                                     --------
                                                                        1,072
                                                                     --------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.
  7.450% due 7/16/31                                         625          416
                                                                     --------
BROADCASTING & CABLE TV--1.3%
Charter Communications Holdings I LLC
  11.750% due 5/15/14(c)                                     275          140
Comcast Cable Holdings LLC
  7.875% due 8/1/13                                          500          548
COX Communications, Inc.
  5.450% due 12/15/14                                        625          615
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
  6.375% due 6/15/15                                       1,000          938
Intelsat Corp.
  9.000% due 6/15/16                                         300          304
Viacom, Inc.
  6.250% due 4/30/16                                         625          608
                                                                     --------
                                                                        3,153
                                                                     --------
BUILDING PRODUCTS--0.7%
Esco Corp. 144A
  8.625% due 12/15/13(b)                                     600          585
Masco Corp.
  5.850% due 3/15/17                                         825          751
Owens Corning, Inc.
  6.500% due 12/1/16                                         495          411
                                                                     --------
                                                                        1,747
                                                                     --------
CASINOS & GAMING--0.4%
MGM MIRAGE
  8.500% due 9/15/10                                         630          653
Pokagon Gaming Authority 144A
  10.375% due 6/15/14(b)                                     117          124

Phoenix Multi-Sector Fixed Income Series

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                       ----------    --------
CASINOS & GAMING--(CONTINUED)
Seminole Hard Rock Entertainment, Inc./Seminole Hard
  Rock International LLC 144A
  5.300% due 3/15/14(b) (c)                            $     125    $     100
                                                                     --------
                                                                          877
                                                                     --------
CATALOG RETAIL--0.4%
IAC/InterActiveCorp
  7.000% due 1/15/13                                         875          911
                                                                     --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp.
  7.375% due 1/15/14                                         250          249
                                                                     --------
CONSTRUCTION MATERIALS--0.2%
Building Materials Corp. of America
  7.750% due 8/1/14                                          610          442
                                                                     --------
CONSUMER FINANCE-- 2.6%
Capital One Bank
  5.750% due 9/15/10                                         125          121
Ford Motor Credit Co. LLC
  7.875% due 6/15/10                                         615          536
  8.625% due 11/1/10                                         650          567
  9.875% due 8/10/11                                         575          513
  7.163% due 4/15/12(c)                                       95           89
  7.800% due 6/1/12                                          435          359
GMAC LLC
  7.250% due 3/2/11                                        1,250          985
  6.875% due 9/15/11                                         993          761
  6.000% due 12/15/11                                      1,000          748
Hertz Corp. (The)
  8.875% due 1/1/14                                          600          571
  10.500% due 1/1/16                                         150          141
HSBC Finance Corp.
  4.125% due 11/16/09                                        275          271
SLM Corp.
  3.950% due 8/15/08                                         250          247
  5.450% due 4/25/11                                         250          201
  6.200% due 1/31/14(c)                                       50           33
                                                                     --------
                                                                        6,143
                                                                     --------
DATA PROCESSING & OUTSOURCED SERVICES--1.5%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                        1,000          939
Convergys Corp.
  4.875% due 12/15/09                                      1,000        1,025

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                       ---------     --------
DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
First Data Corp. 144A
  9.875% due 9/24/15(b)                                $     605     $    498
Fiserv, Inc.
  3.000% due 6/27/08                                         150          150
Western Union Co. (The)
  5.930% due 10/1/16                                         940          933
                                                                     --------
                                                                        3,545
                                                                     --------
DISTILLERS & VINTNERS--0.3%
Constellation Brands, Inc.
  8.375% due 12/15/14                                        280          290
  7.250% due 9/1/16                                          220          215
  7.250% due 5/15/17                                         180          175
                                                                     --------
                                                                          680
                                                                     --------
DIVERSIFIED CHEMICALS--0.4%
Cabot Corp. 144A
  5.250% due 9/1/13(b)                                       750          806
Nalco Co.
  7.750% due 11/15/11                                         50           51
                                                                     --------
                                                                          857
                                                                     --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
Cintas Corp.
  6.000% due 6/1/12                                           50           53
Equifax, Inc.
  6.300% due 7/1/17                                        1,250        1,275
                                                                     --------
                                                                        1,328
                                                                     --------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
  6.875% due 2/1/14(d)                                       540          556
                                                                     --------
ELECTRIC UTILITIES--1.5%
Allegheny Energy Supply 144A
  8.250% due 4/15/12(b)                                      250          271
Consumers Energy Co. Series J
  6.000% due 2/15/14                                       1,250        1,292
Entergy Gulf States, Inc.
  3.600% due 6/1/08                                        1,000          998
Midwest Generation LLC Series B
  8.560% due 1/2/16                                          209          226
Public Service Co. of Colorado Series A
  6.875% due 7/15/09                                          25           26

Phoenix Multi-Sector Fixed Income Series

                                                       PAR VALUE      VALUE
                                                         (000)        (000)
                                                       ---------     --------
ELECTRIC UTILITIES -- (CONTINUED)
Southern California Edison Co.
  7.625% due 1/15/10                                   $     100     $    106
Southern California Edison Co. 04-A
  5.000% due 1/15/14                                          50           51
Southern California Edison Co. 04-B
  6.000% due 1/15/34                                         100          101
Southern California Edison Co. 04-G
  5.750% due 4/1/35                                          125          122
Texas Competitive Electric Holdings Co. LLC 144A
  10.250% due 11/1/15(b)                                     360          360
                                                                     --------
                                                                        3,553
                                                                     --------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.2%
General Cable Corp.
  7.125% due 4/1/17                                          500          480
                                                                     --------
ELECTRONIC MANUFACTURING SERVICES -- 0.8%
Jabil Circuit, Inc.
  5.875% due 7/15/10                                       1,000          988
Jabil Circuit, Inc. 144A
  8.250% due 3/15/18(b)                                      900          873
                                                                     --------
                                                                        1,861
                                                                     --------
ENVIRONMENTAL & FACILITIES SERVICES -- 0.4%
Allied Waste North America, Inc.
  6.125% due 2/15/14                                         500          485
Waste Management, Inc.
  7.375% due 8/1/10                                          430          453
                                                                     --------
                                                                          938
                                                                     --------
GAS UTILITIES -- 0.3%
AmeriGas Partners LP
  7.250% due 5/20/15                                         500          495
Panhandle Eastern Pipe Line Co. LP
  4.800% due 8/15/08                                         100          100
Southwest Gas Corp.
  7.625% due 5/15/12                                         140          156
                                                                     --------
                                                                          751
                                                                     --------
HEALTH CARE FACILITIES -- 0.1%
HCA, Inc.
  9.250% due 11/15/16                                        250          260
                                                                     --------

                                                       PAR VALUE       VALUE
                                                          (000)        (000)
                                                       ---------     --------
HEALTH CARE SERVICES -- 0.2%
Fresenius Medical Care Capital Trust IV
  7.875% due 6/15/11                                   $      25     $     26
Quest Diagnostics, Inc.
  7.500% due 7/12/11                                          35           39
  6.400% due 7/1/17                                          510          513
                                                                     --------
                                                                          578
                                                                     --------
HEALTH CARE SUPPLIES -- 0.1%
Bausch & Lomb, Inc. 144A
  9.875% due 11/1/15(b)                                      125          128
                                                                     --------
HOMEBUILDING -- 0.0%
K. Hovnanian Enterprises, Inc.
  6.500% due 1/15/14                                          75           51
                                                                     --------
HOTELS, RESORTS & CRUISE LINES -- 0.5%
Royal Caribbean Cruises Ltd.
  6.875% due 12/1/13                                       1,250        1,165
                                                                     --------
HOUSEHOLD PRODUCTS -- 0.3%
Yankee Acquisition Corp. Series B
  9.750% due 2/15/17(f)                                      815          652
                                                                     --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
AES Corp. (The)
  7.750% due 10/15/15                                        150          152
                                                                     --------
INDUSTRIAL MACHINERY -- 0.1%
Kennametal, Inc.
  7.200% due 6/15/12                                         225          247
                                                                     --------
INTEGRATED OIL & GAS -- 0.0%
Occidental Petroleum Corp.
  4.250% due 3/15/10                                          80           82
                                                                     --------
INTEGRATED TELECOMMUNICATION SERVICES -- 0.9%
Qwest Corp.
  6.500% due 6/1/17                                          307          277
Verizon Global Funding Corp.
  6.875% due 6/15/12                                       1,000        1,078
Windstream Corp.
  8.625% due 8/1/16                                          500          494
  7.000% due 3/15/19                                         250          219
                                                                     --------
                                                                        2,068
                                                                     --------
INVESTMENT BANKING & BROKERAGE -- 1.5%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                                        1,250        1,292

Phoenix Multi-Sector Fixed Income Series

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                       ---------     --------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Goldman Sachs Group, Inc. (The)
  5.950% due 1/18/18                                   $     480     $    475
Jefferies Group, Inc.
  5.500% due 3/15/16                                         225          206
Lehman Brothers Holdings, Inc.
  5.625% due 1/24/13                                         250          243
Merrill Lynch & Co., Inc.
  6.110% due 1/29/37                                         500          395
Merrill Lynch & Co., Inc. (Brazil)
  10.710% due 3/8/17(d)                                      900(i)       449
Morgan Stanley 144A (Brazil)
  10.090% due 5/3/17(b) (d)                                1,000(i)       479
                                                                     --------
                                                                        3,539
                                                                     --------
LEISURE PRODUCTS--0.2%
Hasbro, Inc.
  6.300% due 9/15/17                                         475          496
                                                                     --------
LIFE & HEALTH INSURANCE--0.2%
Americo Life, Inc. 144A
  7.875% due 5/1/13(b)                                       200          209
New York Life Insurance Co. 144A
  5.875% due 5/15/33(b)                                      100           97
StanCorp Financial Group, Inc.
  6.875% due 10/1/12                                         225          230
                                                                     --------
                                                                          536
                                                                     --------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc.
  6.750% due 8/15/14                                         725          740
                                                                     --------
MANAGED HEALTH CARE--0.1%
UnitedHealth Group, Inc.
  4.875% due 4/1/13                                          125          123
                                                                     --------
MORTGAGE REITS--0.0%
iStar Financial, Inc. Series B
  5.125% due 4/1/11                                           75           58
                                                                     --------
MOTORCYCLE MANUFACTURERS--0.0%
Harley-Davidson, Inc. 144A
  3.625% due 12/15/08(b)                                     100          100
                                                                     --------
MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
  6.875% due 5/1/12                                          275          284
                                                                     --------

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                       ---------     --------
MULTI-LINE INSURANCE--0.2%
Assurant, Inc.
  6.750% due 2/15/34                                   $      75     $     71
Farmers Insurance Exchange 144A
  8.625% due 5/1/24(b)                                        75           79
Liberty Mutual Group, Inc. 144A(b)
  5.750% due 3/15/14                                         200          207
  7.000% due 3/15/34                                         150          147
Liberty Mutual Insurance Co. 144A
  8.500% due 5/15/25(b)                                       25           27
                                                                     --------
                                                                          531
                                                                     --------
MULTI-UTILITIES--0.2%
CMS Energy Corp.
  7.750% due 8/1/10                                          100          105
Dominion Resources, Inc. Series D
  5.125% due 12/15/09                                        100          102
MidAmerican Energy Holdings Co.
  3.500% due 5/15/08                                         200          200
Xcel Energy, Inc.
  3.400% due 7/1/08                                          140          140
                                                                     --------
                                                                          547
                                                                     --------
OFFICE ELECTRONICS--0.3%
Xerox Corp.
  6.750% due 2/1/17                                          600          633
                                                                     --------
OFFICE REITS--0.3%
Mack-Cali Realty LP
  5.125% due 2/15/14                                         700          650
                                                                     --------
OIL & GAS EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc. 144A
  9.500% due 1/15/16(b)                                      400          402
                                                                     --------
OIL & GAS EXPLORATION & PRODUCTION--1.3%
Anadarko Petroleum Corp.
  3.250% due 5/1/08                                          345          345
Forest Oil Corp. 144A
  7.250% due 6/15/19(b)                                    1,000        1,022
Plains Exploration & Production Co.
  7.750% due 6/15/15                                         610          612
Southwestern Energy Co. 144A
  7.500% due 2/1/18(b)                                       625          650
Swift Energy Co.
  7.625% due 7/15/11                                         500          497
                                                                     --------
                                                                        3,126
                                                                     --------

Phoenix Multi-Sector Fixed Income Series

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                       ---------     --------
OIL & GAS REFINING & MARKETING--0.6%
Kern River Funding Corp. 144A
  4.893% due 4/30/18(b)                                $      77     $     79
Tesoro Corp.
  6.500% due 6/1/17                                          780          702
Valero Energy Corp.
  4.750% due 6/15/13                                         550          548
                                                                     --------
                                                                        1,329
                                                                     --------
OIL & GAS STORAGE & TRANSPORTATION--0.7%
Buckeye Partners LP
  6.050% due 1/15/18                                         390          398
Kaneb Pipe Line Operating Partnership LP
  5.875% due 6/1/13                                          125          128
Kinder Morgan Management Co.
  5.700% due 1/5/16                                          700          667
Williams Cos., Inc. (The)
  7.125% due 9/1/11                                          500          531
                                                                     --------
                                                                        1,724
                                                                     --------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
Bank of America Corp.
  8.000% due 12/29/49(c)                                     625          626
Citigroup, Inc.
  4.875% due 5/7/15                                          175          162
Glencore Funding LLC 144A
  6.000% due 4/15/14(b)                                    1,150        1,124
OneAmerica Financial Partners, Inc. 144A
  7.000% due 10/15/33(b)                                     175          189
                                                                     --------
                                                                        2,101
                                                                     --------
PACKAGED FOODS & MEATS--0.2%
Dean Holding Co.
  6.900% due 10/15/17                                         50           43
Kellogg Co. Series B
  6.600% due 4/1/11                                           75           81
Tyson Foods, Inc.
  6.850% due 4/1/16                                          400          400
                                                                     --------
                                                                          524
                                                                     --------
PAPER PACKAGING--0.4%
Jefferson Smurfit Corp.
  8.250% due 10/1/12                                         215          195
Plastipak Holdings, Inc. 144A
  8.500% due 12/15/15(b)                                     500          458

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                       ---------     --------
PAPER PACKAGING--(CONTINUED)
Sealed Air Corp. 144A
  5.375% due 4/15/08(b)                                $     250     $    250
                                                                     --------
                                                                          903
                                                                     --------
PAPER PRODUCTS--0.2%
Verso Paper Holdings LLC & Verso Paper, Inc. Series B
  11.375% due 8/1/16                                         625          577
                                                                     --------
PROPERTY & CASUALTY INSURANCE--0.4%
Berkley (W.R.) Corp.
  5.875% due 2/15/13                                          75           77
Berkshire Hathaway Finance Corp.
  4.625% due 10/15/13                                        100          104
Fund American Cos., Inc.
  5.875% due 5/15/13                                         175          183
Kingsway America, Inc.
  7.500% due 2/1/14                                          125          127
Markel Corp.
  6.800% due 2/15/13                                         175          183
NYMAGIC, Inc.
  6.500% due 3/15/14                                         150          162
Progressive Corp. (The)
  6.250% due 12/1/32                                          75           75
                                                                     --------
                                                                          911
                                                                     --------
PUBLISHING--0.4%
Dex Media, Inc.
  8.000% due 11/15/13                                         50           37
Donnelley (R.H.) Corp. 144A
  8.875% due 10/15/17(b)                                     475          299
Idearc, Inc.
  8.000% due 11/15/16                                        500          326
Reader's Digest Association, Inc. (The) 144A
  9.000% due 2/15/17(b)                                      500          337
                                                                     --------
                                                                          999
                                                                     --------
REGIONAL BANKS--0.1%
Citizens Republic Bancorp, Inc.
  5.750% due 2/1/13                                           25           27
Hudson United Bank
  7.000% due 5/15/12                                          80           88
Zions Bancorp.
  6.000% due 9/15/15                                         125          116
                                                                     --------
                                                                          231
                                                                     --------

Phoenix Multi-Sector Fixed Income Series

                                                            PAR VALUE     VALUE
                                                              (000)       (000)
                                                            ----------   -------
RESTAURANTS--0.0%
Outback Steakhouse, Inc. 144A
  10.000% due 6/15/15(b) (f)                                $      50    $    32
                                                                         -------
SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc.
  7.125% due 8/1/17                                               133        154
                                                                         -------
SPECIALIZED CONSUMER SERVICES--0.1%
Mobile Mini, Inc.
  6.875% due 5/1/15                                               250        209
                                                                         -------
SPECIALIZED REITS--1.1%
Health Care REIT, Inc.
  5.875% due 5/15/15                                            1,775      1,644
Host Hotels & Resorts LP
  6.875% due 11/1/14                                              650        622
Realty Income Corp.
  6.750% due 8/15/19                                              425        403
                                                                         -------
                                                                           2,669
                                                                         -------
SPECIALTY STORES--0.4%
Office Depot, Inc.
  6.250% due 8/15/13                                            1,000      1,051
                                                                         -------
STEEL--0.1%
Steel Dynamics, Inc. 144A
  7.375% due 11/1/12(b)                                           337        342
                                                                         -------
THRIFTS & MORTGAGE FINANCE--0.2%
Residential Capital LLC
  8.125% due 11/21/08                                             500        347
  8.875% due 6/30/15                                              495        243
                                                                         -------
                                                                             590
                                                                         -------
TOBACCO--0.8%
Reynolds American, Inc.
  7.300% due 7/15/15                                              750        779
  7.625% due 6/1/16                                               600        634
UST, Inc.
  5.750% due 3/1/18                                               500        505
                                                                         -------
                                                                           1,918
                                                                         -------
Wireless Telecommunication Services--0.3%
Nextel Communications, Inc. Series D
  7.375% due 8/1/15                                             1,000        770
                                                                         -------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $73,971)                                                 70,463
                                                                         -------

                                                            PAR VALUE     VALUE
                                                              (000)       (000)
                                                            ----------   -------
NON-AGENCY MORTGAGE-BACKED SECURITIES--8.4%

Adjustable Rate Mortgage Trust 05-3, 2A1
  4.691% due 7/25/35(c)                                     $   1,513    $ 1,271
American Home Mortgage Assets 07-2, M4
  3.129% due 3/25/47(c) (z)                                     1,088        431
American Tower Trust L 07-1A, C 144A
  5.615% due 4/15/37(b)                                           500        437
Bear Stearns Commercial Mortgage Securities 07-PW18, AM
  6.084% due 6/11/49(c)                                         1,475      1,369
Bear Stearns Structured Products, Inc. 04-15, A2 144A
  0% due 11/27/34(b)                                              119        115
Bear Stearns Structured Products, Inc. 05-10 144A
  5.106% due 4/26/35(b) (c)                                       337        319
Bear Stearns Structured Products, Inc. 05-20N, B 144A
  6.635% due 10/25/45(b) (c)                                    1,250      1,036
Chase Mortgage Finance Corp. 06-A1, 4A1
  6.042% due 9/25/36(c)                                         2,034      2,068
Citicorp Mortgage Securities, Inc. 06-7, 1A1
  6.000% due 12/25/36                                           1,477      1,443
Countrywide Home Loan Mortgage Pass-Through Trust 04-13, 1A1
  5.500% due 8/25/34                                            1,034      1,028
Countrywide Home Loan Mortgage Pass-Through Trust 07-1, A2
  6.000% due 2/25/37                                            1,844      1,783
DLJ Commercial Mortgage Corp. 98-CF2, A1B
  6.240% due 11/12/31                                             241        241
First Horizon Asset Securities, Inc. 05-AR1, 2A1
  5.005% due 4/25/35(c)                                         1,016      1,017
GS Mortgage Securities Corp. II 99-C1, A2
  6.110% due 11/18/30(c)                                          211        211
Harborview Net Interest Margin Corp. 06-12, N1 144A
  6.409% due 12/19/36(b)                                           64         64
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
  6.367% due 9/25/36(c)                                         1,471      1,116
Lehman Brothers-UBS Commercial Mortgage Trust 07-C2, H 144A
  5.979% due 2/15/40(b) (c)                                     1,400        694

Phoenix Multi-Sector Fixed Income Series

                                                          PAR VALUE       VALUE
                                                            (000)         (000)
                                                         ------------    -------
Lehman XS Net Interest Margin 06-GPM7, A1 144A
  6.250% due 12/28/46(b)                                 $       74      $    74
MASTR Resecuritization Trust 04-3 144A
  5.000% due 3/28/34(b)                                         497          409
MASTR Resecuritization Trust 05-1 144A
  5.000% due 10/28/34(b)                                        476          427
Residential Accredit Loans, Inc. 02-QS12, B1
  6.250% due 9/25/32                                            594          267
Structured Asset Securities Corp. 03-32, 1A1
  5.198% due 11/25/33(c)                                        862          789
Structured Asset Securities Corp. 05-1, 6A1
  6.000% due 2/25/35                                          1,440        1,259
Timberstar Trust 06-1A, A 144A
  5.668% due 10/15/36(b)                                      1,275        1,170
Wells Fargo Mortgage Backed Securities Trust 05-5, 1A1
  5.000% due 5/25/20                                            888          866
                                                                         -------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $23,143)                                                 19,904
                                                                         -------
FOREIGN GOVERNMENT SECURITIES--22.2%

ARGENTINA--0.8%
Republic of Argentina PIK Interest Capitalization
  8.280% due 12/31/33                                         1,654        1,361
Republic of Argentina Series GDP
  0% due 12/15/35(c)                                          3,676          443
                                                                         -------
                                                                           1,804
                                                                         -------
AUSTRALIA--3.7%
Commonwealth of Australia Series 909
  7.500% due 9/15/09                                          9,461(h)     8,789
                                                                         -------
BRAZIL--3.2%
Federative Republic of Brazil
  12.500% due 1/5/16                                          3,499(i)     2,145
  12.500% due 1/5/22                                          1,875(i)     1,170
  10.250% due 1/10/28                                         5,750(i)     3,051
  7.125% due 1/20/37                                            415          448
  11.000% due 8/17/40                                           550          737
                                                                         -------
                                                                           7,551
                                                                         -------
CANADA--0.2%
Commonwealth of Canada
  4.250% due 9/1/09                                             470(j)       468
                                                                         -------

                                                          PAR VALUE       VALUE
                                                            (000)         (000)
                                                         ------------    -------
COLOMBIA--0.3%
Republic of Colombia
  12.000% due 10/22/15                                    1,075,000(k)   $   614
                                                                         -------
GERMANY--0.8%
Federal Republic of Germany 144A
  3.250% due 4/17/09(b)                                       1,175(l)     1,845
                                                                         -------
HUNGARY--0.2%
Republic of Hungary
  6.250% due 4/24/09                                        100,000(m)       585
                                                                         -------
INDONESIA--0.3%
Republic of Indonesia
  11.000% due 12/15/12                                    6,000,000(n)       666
                                                                         -------
MALAYSIA--0.5%
Malaysian Government
  3.756% due 4/28/11                                          4,125(o)     1,301
                                                                         -------
MEXICO--0.2%
United Mexican States Series B
  6.750% due 9/27/34                                     $      500          558
                                                                         -------
NEW ZEALAND--1.5%
Commonwealth of New Zealand Series 708
  6.000% due 7/15/08                                          4,725(p)     3,697
                                                                         -------
NORWAY--1.7%
Kingdom of Norway
  5.500% due 5/15/09                                         20,835(q)     4,108
                                                                         -------
PHILIPPINES--0.7%
Republic of Philippines
  7.750% due 1/14/31                                          1,405        1,575
                                                                         -------
RUSSIA--1.8%
Russian Federation 144A
  7.500% due 3/31/30(b) (c)                                   2,054        2,366
Russian Federation RegS
  7.500% due 3/31/30(c) (e)                                   1,584        1,826
                                                                         -------
                                                                           4,192
                                                                         -------
SINGAPORE--0.6%
Republic of Singapore
  2.500% due 10/1/12                                          1,775(s)     1,344
                                                                         -------
SOUTH AFRICA--0.4%
Republic of South Africa Series R153
  13.000% due 8/31/10                                         7,700(t)     1,014
                                                                         -------

Phoenix Multi-Sector Fixed Income Series

                                                           PAR VALUE      VALUE
                                                             (000)        (000)
                                                         ------------    -------
SWEDEN--0.4%
Kingdom of Sweden Series 1043
  5.000% due 1/28/09                                          5,270(u)   $   893
                                                                         -------
TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
  9.875% due 10/1/09(e)                                  $      225          245
                                                                         -------
TURKEY--1.7%
Republic of Turkey
  0.000% due 5/6/09                                           4,425(v)     2,752
  11.500% due 1/23/12                                           750          906
  7.250% due 3/15/15                                            350          370
                                                                         -------
                                                                           4,028
                                                                         -------
UKRAINE--0.3%
Republic of Ukraine 144A
  6.580% due 11/21/16(b)                                        750          746
                                                                         -------
VENEZUELA--2.8%
Republic of Venezuela
  9.250% due 9/15/27                                          4,610        4,391
  9.375% due 1/13/34                                          1,000          923
Republic of Venezuela RegS
  5.375% due 8/7/10(e)                                        1,500        1,385
                                                                         -------
                                                                           6,699
                                                                         -------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $51,576)                                                 52,722
                                                                         -------
FOREIGN CORPORATE BONDS(d)--10.6%
BRAZIL--0.5%
GTL Trade Finance, Inc. 144A
  7.250% due 10/20/17(b)                                        545          574
Vale Overseas Ltd.
  6.250% due 1/11/16                                            500          499
  6.250% due 1/23/17                                            200          199
                                                                         -------
                                                                           1,272
                                                                         -------
CANADA--1.0%
Canadian National Resources Ltd.
  5.900% due 2/1/18                                             500          512
Catalyst Paper Corp.
  7.375% due 3/1/14                                             355          268
EnCana Corp.
  5.900% due 12/1/17                                            420          430
European Investment Bank 144A
  4.600% due 1/30/37(b)                                         625(j)       586

                                                           PAR VALUE      VALUE
                                                             (000)        (000)
                                                         ------------    -------
CANADA--(CONTINUED)
Rogers Wireless Communications, Inc.
  6.375% due 3/1/14                                      $      575      $   570
                                                                         -------
                                                                           2,366
                                                                         -------
CAYMAN ISLANDS--0.1%
Usiminas Commercial Ltd. 144A
  7.250% due 1/18/18(b)                                         308          330
                                                                         -------
CHILE--0.3%
Empresa Nacional de Electricidad SA
  8.350% due 8/1/13                                             500          576
                                                                         -------
CYPRUS--0.1%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A
  8.200% due 6/25/12(b)                                         250          237
                                                                         -------
HONG KONG--0.2%
China Properties Group Ltd. 144A
  9.125% due 5/4/14(b)                                          500          326
Hutchison Whampoa International Ltd. 144A
  5.450% due 11/24/10(b)                                        150          155
                                                                         -------
                                                                             481
                                                                         -------
INDIA--0.2%
ICICI Bank Ltd. 144A
  6.375% due 4/30/22(b) (c)                                     625          537
                                                                         -------
JAPAN--0.4%
Resona Bank Ltd. 144A
  5.850% due 9/29/49(b) (c)                                   1,250        1,039
                                                                         -------
KAZAKHSTAN--0.7%
Kazkommerts International BV RegS
  8.000% due 11/3/15(e)                                       1,000          790
TengizChevroil Finance Co. S.A.R.L. 144A
  6.124% due 11/15/14(b)                                      1,000          954
                                                                         -------
                                                                           1,744
                                                                         -------
LUXEMBOURG--0.2%
TNK-BP Finance SA 144A
  7.500% due 3/13/13(b)                                         425          416
                                                                         -------
MALAYSIA--0.6%
Malaysia International Shipping Corp. Capital Ltd. 144A
  6.125% due 7/1/14(b)                                        1,250        1,321
                                                                         -------

Phoenix Multi-Sector Fixed Income Series

                                                           PAR VALUE      VALUE
                                                             (000)        (000)
                                                         ------------    -------
MEXICO--0.2%
Pemex Project Funding Master Trust
  6.125% due 8/15/08                                     $        7      $     7
Vitro S.A.B. de C.V.
  8.625% due 2/1/12                                             570          529
                                                                         -------

                                                                             536
                                                                         -------
NETHERLANDS--0.3%
Majapahit Holding BV 144A
  7.250% due 6/28/17(b)                                         825          788
                                                                         -------
RUSSIA--2.5%
European Bank for Reconstruction & Development
  6.000% due 2/14/12                                         46,600(r)     1,894
Gazprom International SA 144A
  7.201% due 2/1/20(b)                                          856          873
Gazprom OAO (Gaz Capital SA) 144A(b)
  6.212% due 11/22/16                                         1,530        1,415
  6.510% due 3/7/22                                             520          463
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                                          610          567
OJSC Vimpel Communications (UBS Luxembourg SA) 144A
  8.375% due 10/22/11(b)                                        250          259
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A
  6.299% due 5/15/17(b)                                         615          570
                                                                         -------
                                                                           6,041
                                                                         -------
SINGAPORE--0.3%
UOB Cayman Ltd. 144A
  5.796% due 12/29/49(b) (c)                                    700          629
                                                                         -------
SOUTH AFRICA--0.0%
SABMiller plc 144A
  6.625% due 8/15/33(b)                                          75           79
                                                                         -------
SOUTH KOREA--0.8%
Hynix Semiconductor, Inc. 144A
  7.875% due 6/27/17(b)                                         700          500
Korea Development Bank
  5.300% due 1/17/13                                            313          321
Woori Bank 144A
  6.125% due 5/3/16(b) (c)                                    1,000          982
                                                                         -------
                                                                           1,803
                                                                         -------

                                                          PAR VALUE       VALUE
                                                            (000)         (000)
                                                         -----------     -------
SWITZERLAND--0.2%
Petroplus Finance Ltd. 144A
  6.750% due 5/1/14(b)                                   $      500      $   459
                                                                         -------
UNITED ARAB EMIRATES--0.4%
Abu Dhabi National Energy Co. 144A
  5.875% due 10/27/16(b)                                        825          819
                                                                         -------
UNITED KINGDOM--0.7%
British Sky Broadcasting Group plc
  6.875% due 2/23/09                                            650          667
Hanson Australia Funding Ltd.
  5.250% due 3/15/13                                            125          126
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b)                                         500          391
Vodafone Group plc
  6.150% due 2/27/37                                            375          350
                                                                         -------
                                                                           1,534
                                                                         -------
UNITED STATES--0.5%
Nova Chemicals Corp.
  7.863% due 11/15/13(c)                                      1,218        1,026
Tyco Electronic Group SA 144A
  6.000% due 10/1/12(b)                                         210          215
                                                                         -------
                                                                           1,241
                                                                         -------
VENEZUELA--0.4%
Petroleos de Venezuela S.A.
  5.250% due 4/12/17                                          1,500          988
                                                                         -------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $26,959)                                                 25,236
                                                                         -------
FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
  11.867% due 6/15/09                                           640          564
                                                                         -------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $587)                                                       564
                                                                         -------

DOMESTIC CONVERTIBLE BONDS--0.1%
PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
  2.875% due 9/30/10                                            300          265
                                                                         -------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $267)                                                       265
                                                                         -------

Phoenix Multi-Sector Fixed Income Series

                                                          PAR VALUE     VALUE
                                                            (000)       (000)
                                                          ----------   --------
DOMESTIC LOAN AGREEMENTS -- 9.6%

ADVERTISING -- 0.1%
Lamar Media Corp. Tranche F
   4.625% due 3/31/14(c)                                  $      190   $    185
                                                                       --------
APPAREL RETAIL -- 0.1%
HBI Branded Apparel Ltd., Inc. Tranche 2
   6.994% due 3/5/14(c)                                          325        317
                                                                       --------
Apparel, Accessories & Luxury Goods -- 0.3%
Hanesbrands, Inc. Tranche B
   5.005% due 9/5/13(c)                                          206        199
Totes Isotoner Corp. Tranche 2
   10.830% due 1/16/14(c)                                        500        437
                                                                       --------
                                                                            636
                                                                       --------
AUTO PARTS & EQUIPMENT -- 0.4%
Mark IV Industries, Inc. Tranche 2
   12.668% due 12/19/11(c)                                       325        188
Mark IV Industries, Inc. Tranche B
   9.163% due 6/21/11(c)                                         950        741
                                                                       --------
                                                                            929
                                                                       --------
AUTOMOBILE MANUFACTURERS -- 0.4%
Ford Motor Co. Tranche B
   8.000% due 12/15/13(c)                                        610        503
General Motors Corp. Tranche B
   7.056% due 11/29/13(c)                                        594        528
                                                                       --------
                                                                          1,031
                                                                       --------
BROADCASTING & CABLE TV -- 0.4%
Charter Communications Operating LLC Tranche
   7.360% due 3/6/14(c)                                          990        839
                                                                       --------
CASINOS & GAMING -- 0.1%
Harrahs Operating Co., Inc. Tranche B3
   8.356% due 1/28/15(c)                                         300        276
                                                                       --------
COMMODITY CHEMICALS -- 0.5%
Celanese Holdings LLC Tranche B
   6.229% due 3/30/14                                          1,247      1,169
                                                                       --------
CONSUMER FINANCE -- 0.2%
Hertz Corp. Letter of Credit
   4.910% due 12/21/12(c)                                         83         78

                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------     -----------
CONSUMER FINANCE -- (CONTINUED)
Hertz Corp. Tranche B
   6.853% due 12/21/12(c)                            $     393     $       366
                                                                   -----------
                                                                           444
                                                                   -----------
DATA PROCESSING & OUTSOURCED SERVICES -- 0.5%
First Data Corp. Tranche B3
   7.607% due 9/24/14(c)                                   831             752
Reynolds & Reynolds Co. (The) Tranche FL
   6.843% due 10/24/12(c)                                  483             436
                                                                    ----------
                                                                         1,188
                                                                    ----------
DEPARTMENT STORES -- 0.6%
Neiman-Marcus Group, Inc. (The) Tranche
   6.951% due 4/6/13(c)                                  1,473           1,366
                                                                    ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.1%
ARAMARK Corp. Letter of Credit
   7.073% due 1/26/14(c)                                    17              15
ARAMARK Corp. Tranche B
   6.705% due 1/26/14(c)                                   261             244
                                                                    ----------
                                                                           259
                                                                    ----------
ELECTRIC UTILITIES -- 0.2%
Energy Future Holdings Corp. Tranche B2
   8.396% due 10/10/14(c)                                  438             399
                                                                    ----------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.2%
Baldor Electric Co. Tranche
   5.063% due 1/31/14(c)                                   497             477
                                                                    ----------
ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
Allied Waste North America, Inc.
Letter of Credit A
   4.600% due 3/28/14(c)                                   206             195
Allied Waste North America, Inc. Tranche B
   6.110% due 3/28/14(c)                                   342             325
                                                                    ----------
                                                                           520
                                                                    ----------
HEALTH CARE FACILITIES -- 0.4%
HCA, Inc. Tranche B
   7.080% due 11/18/13(c)                                  425             392
Health Management Associates, Inc. Tranche B
   6.580% due 2/28/14(c)                                   253             220
LifePoint Hospitals, Inc. Tranche B
   6.715% due 4/15/12(c)                                   390             363
                                                                    ----------
                                                                           975
                                                                    ----------

Phoenix Multi-Sector Fixed Income Series

                                                     PAR VALUE         VALUE
                                                       (000)           (000)
                                                    -----------     -----------
HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
   8.891% due 2/6/14(c)                             $       232      $      201
                                                                     ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
NRG Energy, Inc. Letter of Credit
   6.480% due 2/1/13(c)                                     325             306
NRG Energy, Inc. Tranche B
   6.580% due 2/1/13(c)                                     114             107
                                                                     ----------
                                                                            413
                                                                     ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.8%
Level 3 Communications, Inc. Tranche B
   6.598% due 3/13/14(c)                                    115             100
NTELOS, Inc. Tranche B1
   7.100% due 8/24/11(c)                                    746             714
Time Warner Telecom Holdings Tranche B
   5.130% due 1/7/13(c)                                   1,244           1,159
                                                                     ----------
                                                                          1,973
                                                                     ----------
LEISURE FACILITIES--0.3%
AMF Bowling Worldwide, Inc. Tranche B
   6.776% due 5/17/13(c)                                    868             716
                                                                     ----------
OIL & GAS EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc. Tranche
   6.603% due 7/1/13(c)                                     195             187
Hercules Offshore, Inc. Tranche
   6.580% due 7/11/13(c)                                    372             356
                                                                     ----------
                                                                            543
                                                                     ----------
PAPER PRODUCTS--0.9%
Boise Paper Holdings LLC Tranche B
   6.236% due 2/22/14(c)                                    400             397
Georgia-Pacific Corp. Tranche A
   5.287% due 12/20/10(c)                                   619             593
Georgia-Pacific Corp. Tranche B1
   5.385% due 12/20/12(c)                                 1,075           1,001
NewPage Corp. Tranche B
   7.156% due 12/20/14(c)                                   155             149
                                                                     ----------
                                                                          2,140
                                                                     ----------
PUBLISHING--0.4%
Idearc, Inc. Tranche B
   6.830% due 11/17/14(c)                                   988             794

                                                     PAR VALUE         VALUE
                                                       (000)           (000)
                                                    -----------     -----------
PUBLISHING--(CONTINUED)
Tribune Co. Tranche B
   5.542% due 5/30/14(c)                             $      337      $      227
                                                                     ----------
                                                                          1,021
                                                                     ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Tropicana Entertainment LLC Tranche B
   9.250% due 1/3/12(c)                                     110             105
                                                                     ----------
RESTAURANTS--0.2%
Burger King Corp. Tranche B1
   6.375% due 6/30/12(c)                                    582             575
                                                                     ----------
SPECIALIZED FINANCE--0.8%
Solar Capital Corp. Tranche B
   6.898% due 2/28/14(c)                                  1,952           1,815
                                                                     ----------
SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
   5.112% due 12/16/11(c)                                   205             196
                                                                     ----------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc. Letter of Credit
   4.500% due 2/14/11                                       117             112
United Rentals, Inc. Tranche B
   6.090% due 2/14/11(c)                                    276             265
                                                                     ----------
                                                                            377
                                                                     ----------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
ALLTEL Communications, Inc. Tranche B2
   8.691% due 5/15/15(c)                                    550             496
ALLTEL Communications, Inc. Tranche B3
   5.568% due 5/15/15(c)                                    622             560
Cricket Communications, Inc. Tranche B
   7.830% due 6/16/13(c)                                    614             585
                                                                     ----------
                                                                          1,641
                                                                     ----------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $24,994)                                                22,726
                                                                     ----------
FOREIGN LOAN AGREEMENTS(c) (d)--0.5%

GERMANY--0.3%
Fresenius Medical Care AG & Co. KGaA Tranche B
   4.986% due 3/31/13                                       902             843
                                                                     ----------

Phoenix Multi-Sector Fixed Income Series

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                 -----------     -----------
UNITED STATES--0.2%
Bausch & Lomb, Inc. Tranche
   8.127% due 4/11/15                                    263(l)   $      402
                                                                  ----------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $1,272)                                               1,245
                                                                  ----------

                                                                    VALUE
                                                   SHARES           (000)
                                                 -----------     -----------
DOMESTIC PREFERRED STOCK--0.1%

SPECIALIZED REITS--0.0%
Saul Centers, Inc. Series A Pfd. 8%(f)                   425              10
                                                                  ----------
THRIFTS & MORTGAGE FINANCE--0.1%
Chevy Chase Bank FSB Series C Pfd. 8% Chevy            3,925              83
Chase Preferred Capital Corp. Series A Pfd.
  10.375%(f)                                           1,225              63
                                                                  ----------
                                                                         146
                                                                  ----------
TOTAL DOMESTIC PREFERRED STOCK
(IDENTIFIED COST $179)                                                   156
                                                                  ----------
DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.2%

DIVERSIFIED METALS & MINING--0.2%
Vale Capital Ltd. Cv. Pfd. 5.50%                           6             378
                                                                  ----------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $300)                                                   378
                                                                  ----------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(w)(x)                64,050               0
                                                                  ----------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $282)                                                     0
                                                                  ----------
EXCHANGE TRADED FUNDS--2.5%

DIAMONDS(R) Trust Series I                            12,894           1,578
iShares MSCI EAFE(R) Index Fund                       22,414           1,612
iShares Russell 2000(R) Index Fund                    17,069           1,169
PowerShares QQQ                                       11,020             482
SPDR Trust Series 1                                    9,165           1,209
                                                                  ----------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $6,649)                                               6,050
                                                                  ----------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $242,141)                                           231,872
                                                                  ----------

                                                                    VALUE
                                                   SHARES           (000)
                                                 -----------     -----------
SHORT-TERM INVESTMENTS--1.6%

MONEY MARKET MUTUAL FUNDS--0.2%
State Street Navigator Prime Plus (3.182%
  seven-day effective yield)(g)                      591,618      $      592


                                                    PAR VALUE        VALUE
                                                       (000)         (000)
                                                    -----------   -----------
COMMERCIAL PAPER(y)--1.4%
Cintas Corp. No. 2
   2.850% due 4/1/08                                $  3,130           3,130
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,722)                                               3,722
                                                                  ----------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $245,863)                                           235,594(a)

Other assets and liabilities, net--0.9%                                2,042
                                                                  ----------
NET ASSETS--100.0%                                                $  237,636
                                                                  ==========

Phoenix Multi-Sector Fixed Income Series

At March 31, 2008, the series had entered into forward currency contract as follows (reported in 000's):

                                                            Net Unrealized
                                     Settlement              Appreciation
Contract to Sell   In Exchange for      Date       Value    (Depreciation)
--------------------------------------------------------------------------
JPY 270,936          USD 2,561        5/30/08     $ 2,728      $ 167
JPY 127,294          USD 1,250        6/12/08     $ 1,282         32
                                                               -----
                                                               $ 199
                                                               =====

ABBREVIATIONS:

AMBAC
AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

ETF
EXCHANGE TRADED FUND

FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA
FINANCIAL SECURITY ASSURANCE, INC.

GNMA
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

JPY
JAPANESE YEN

MBIA
MUNICIPAL BOND INSURANCE ASSOCIATION

REIT
REAL ESTATE INVESTMENT TRUST

USD
UNITED STATES DOLLAR

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,351 and gross depreciation of $14,115 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $246,358.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $36,718 (reported in 000's) or 15.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) All or a portion of security is on loan.
(g) Represents security purchased with cash collateral received for securities on loan.
(h) Par value represents Australian Dollar.
(i) Par value represents Brazilian Real.
(j) Par value represents Canadian Dollar.
(k) Par value represents Colombian Peso.
(l) Par value represents Euro.
(m) Par value represents Hungarian Forint.
(n) Par Value represents Indonesian Rupiah.
(o) Par Value represents Malaysian Ringgit.
(p) Par value represents New Zealand Dollar.
(q) Par value represents Norwegian Krone.
(r) Par value represents Russian Ruble.
(s) Par value represents Singapore Dollar.
(t) Par value represents South African Rand.
(u) Par value represents Swedish Krona.
(v) Par value represents Turkish Lira.
(w) Non-income producing.
(x) Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(y) The rate shown is the discount rate.
(z) Illiquid security.

+ Illiquid and restricted security. At March 31, 2008, this security amounted to a value of $7 or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

Phoenix Multi-Sector Short Term Bond Series

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)

                                                         PAR VALUE   VALUE
                                                           (000)     (000)
                                                         ---------  -------
U.S. GOVERNMENT SECURITIES--1.1%

U.S. TREASURY NOTES--1.1%
U.S. Treasury Note
  2.875% due 1/31/13                                     $    15    $    16
  4.250% due 11/15/17                                        525        560
                                                                    -------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $551)                                                  576
                                                                    -------

AGENCY MORTGAGE-BACKED SECURITIES--7.8%

FHLMC
  4.650% due 10/10/13                                        160        160
  4.500% due 12/1/18                                         329        329
  5.500% due 6/1/36                                          977        988
FNMA
  4.000% due 7/1/19                                          179        176
  5.000% due 2/1/20                                           90         91
  5.000% due 8/1/20                                           50         51
  6.000% due 8/1/34                                          191        196
  5.500% due 3/1/35                                          240        243
  5.500% due 4/1/35                                          556        562
  6.500% due 8/1/36                                           93         96
  6.000% due 1/1/37                                          504        517
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                         293        283
FNMA 05-57, CK
  5.000% due 7/25/35                                          50         50
FNMA 05-65, DK
  5.000% due 8/25/35                                          63         63
FNMA 05-65, PJ
  5.000% due 8/25/35                                         185        186
FNMA 05-74, AG
  5.000% due 9/25/35                                          63         64
FNMA 05-80, AD
  5.500% due 9/25/35                                         208        209
                                                                    -------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,236)                                              4,264
                                                                    -------

                                                         PAR VALUE    VALUE
                                                           (000)      (000)
                                                         ---------   -------
AGENCY NON-MORTGAGE-BACKED SECURITIES--1.1%

FHLMC
  5.200% due 3/5/19                                      $   595    $   606
                                                                    -------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $584)                                                  606
                                                                    -------
MUNICIPAL BONDS--6.7%

COLORADO--0.5%
Department of Transportation Revenue, Prerefunded
  6/15/10 @100.5 (AMBAC Insured)
  6.000% due 6/15/11                                         240        260
                                                                    -------
GEORGIA--0.9%
State of Georgia Series B, Prerefunded 5/01/12
  @100
  5.000% due 5/1/21                                          175        190
State of Georgia Series C, Prerefunded 7/01/10
  @100
  5.250% due 7/1/16                                          115        123
  5.250% due 7/1/18                                          160        170
                                                                    -------
                                                                        483
                                                                    -------
ILLINOIS--1.0%
Illinois Community College District No. 523,
  Prerefunded 2/01/10 @100 (FSA Insured)
  5.750% due 2/1/14                                          500        531
                                                                    -------
KENTUCKY--0.4%
Kentucky State Property & Buildings Commission
  (FSA Insured)
  5.250% due 10/1/13                                         195        216
                                                                    -------
MARYLAND--0.3%
State of Maryland
  5.000% due 8/1/10                                          170        180
                                                                    -------
MASSACHUSETTS--0.3%
Commonwealth of Massachusetts General Obligation
  Series C (FSA Insured) 5.500% due 12/1/17                  150        171
                                                                    -------

Phoenix Multi-Sector Short Term Bond Series

                                                         PAR VALUE     VALUE
                                                           (000)       (000)
                                                         ---------    -------
MISSOURI--0.2%
State Highways & Transit Commission
  5.000% due 5/1/16                                      $      90    $    99
                                                                      -------
NEW YORK--0.6%
New York State Dormitory Authority  Higher
  Education Taxable Series B
  3.350% due 12/15/09                                          315        314
                                                                      -------
PENNSYLVANIA--0.6%
Philadelphia School District Taxable Series C
  (FSA Insured)
  4.290% due 7/1/10                                            350        355
                                                                      -------
TEXAS--1.7%
City of Austin
  5.000% due 9/1/17                                            215        235
Houston Independent School District, Prerefunded 7/15/11
  @100 (FSA Insured)
  5.500% due 7/15/18                                           235        257
State of Texas Public Finance  Authority
  5.000% due 10/1/12                                           430        467
                                                                      -------
                                                                          959
                                                                      -------
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Series A-1
  Taxable
  6.706% due 6/1/46                                            105         95
                                                                      -------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,624)                                                3,663
                                                                      -------
ASSET-BACKED SECURITIES--6.6%

AmeriCredit Automobile Receivables Trust 06-RM
  A2
  5.420% due 8/8/11                                            240        237
Banc of America Securities Auto Trust 06-G1 B
  5.340% due 2/18/11                                           100        102
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3
  5.980% due 1/15/18 (c)                                       107        101
Capital One Auto Finance Trust 05-BSS B
  4.320% due 5/15/10                                           207        208
Carmax Auto Owner Trust 05-1, C
  4.820% due 10/15/11                                          200        200
Chase Funding Mortgage Loan Asset-Backed
  Certificates 04-1, 1A4
  4.111% due 8/25/30                                            71         69

                                                         PAR VALUE     VALUE
                                                           (000)       (000)
                                                         ---------    -------
DaimlerChrysler Auto Trust 05-A, B
  3.880% due 7/8/11                                      $     250    $   251
Dunkin Securitization 06-1, M1 144A
  8.285% due 6/20/31 (b)                                       160        140
FMAC Loan Receivables Trust 98-CA, A2 144A
  6.660% due 1/15/12 (b)                                        61         57
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
  4.622% due 11/25/35 (c)                                       67         63
GMAC Mortgage Corp. Loan Trust 06-HE2, A3
  6.320% due 5/25/36                                           350        288
GMAC Mortgage Corp. Loan Trust 06-HE3, A2
  5.750% due 10/25/36 (c)                                      350        313
Great America Leasing Receivables 05-1, A4 144A
  4.970% due 8/20/10 (b)                                       230        232
GSAMP Trust 06-S4, M6
  3.799% due 5/25/36 (c) (v)                                   310          0(s)
JPMorgan Mortgage Acquisition Corp. 06-CW2,
  AF3
  5.777% due 8/25/36 (c)                                       225        219
MASTR Alternative Net Interest Margin 06-6, N1
  144A
  3.606% due 9/26/46(b) (c) (u)                                 25          1
Renaissance Home Equity Loan Trust  05-3, AF3
  4.814% due 11/25/35 (c)                                      625        620
Renaissance Home Equity Loan Trust 06-1, AF2
  5.533% due 5/25/36 (c)                                        95         94
Residential Funding Mortgage Securities II, Inc.
  05-HI2, A3
  4.460% due 5/25/35                                            93         93
Structured Asset Securities Corp. 05-7XS, 1A2B
  5.270% due 4/25/35 (c)                                       300        297
                                                                      -------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,060)                                                3,585
                                                                      -------
DOMESTIC CORPORATE BONDS--21.1%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
  7.625% due 6/15/12                                           115        118
                                                                      -------
AGRICULTURAL PRODUCTS--0.2%
Cargill, Inc. 144A
  5.600% due 9/15/12(b)                                        115        118
                                                                      -------

Phoenix Multi-Sector Short Term Bond Series

                                                         PAR VALUE     VALUE
                                                           (000)       (000)
                                                         ---------    -------
AIRLINES--2.3%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                                     $     412    $   367
Continental Airlines, Inc. 98-1A
  6.648% due 9/15/17                                           140        138
Delta Air Lines, Inc. 00-1
  7.379% due 5/18/10                                           211        207
JetBlue Airways Corp. 04-2
  6.165% due 11/15/08 (c)                                      222        219
United Airlines, Inc. 00-2
  7.032% due 10/1/10                                           123        122
United Airlines, Inc. 01-1
  6.071% due 3/1/13                                            189        187
                                                                      -------
                                                                        1,240
                                                                      -------
APPLICATION SOFTWARE--0.1%
Intuit, Inc.
  5.750% due 3/15/17                                            41         40

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc.
  6.250% due 6/15/12                                            75         76
Nuveen Investments, Inc.
  5.000% due 9/15/10                                            95         83
                                                                      -------
                                                                          159
                                                                      -------
AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC
  6.500% due 11/15/13                                           70         74
                                                                      -------
BROADCASTING & CABLE TV--0.9%
Comcast Cable Holdings LLC
  7.875% due 8/1/13                                            150        164
COX Communications, Inc.
  4.625% due 6/1/13                                            250        240
Viacom, Inc.
  5.750% due 4/30/11                                           100        101
                                                                      -------
                                                                          505
                                                                      -------
BUILDING PRODUCTS--0.3%
Esco Corp. 144A
  8.625% due 12/15/13 (b)                                      154        150
                                                                      -------
CASINOS & GAMING--0.3%
MGM MIRAGE
  8.500% due 9/15/10                                           155        161

                                                         PAR VALUE     VALUE
                                                           (000)       (000)
                                                         ---------    -------
CASINOS & GAMING--(CONTINUED)
Seminole Hard Rock Entertainment, Inc./Seminole
  Hard Rock International LLC 144A
  5.300% due 3/15/14(b) (c)                              $      25    $    20
                                                                      -------
                                                                          181
                                                                      -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Terex Corp.
  7.375% due 1/15/14                                           195        194
                                                                      -------
CONSUMER FINANCE--2.4%
Ford Motor Credit Co. LLC
  5.625% due 10/1/08                                           345        339
  9.875% due 8/10/11                                           118        105
  7.163% due 4/15/12 (c)                                       135        127
GMAC LLC(c)
  3.749% due 9/23/08                                           185        175
  6.808% due 5/15/09                                           135        115
  4.315% due 9/15/11                                            38         29
Hertz Corp. (The)
  8.875% due 1/1/14                                            100         95
MBNA Corp.
  4.625% due 9/15/08                                           100        101
SLM Corp.
  5.560% due 2/1/10 (c)                                        250        203
                                                                      -------
                                                                        1,289
                                                                      -------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Convergys Corp.
  4.875% due 12/15/09                                          250        256
First Data Corp. 144A
  9.875% due 9/24/15 (b)                                        65         54
                                                                      -------
                                                                          310
                                                                      -------
DISTILLERS & VINTNERS--0.3%
Constellation Brands, Inc.
  8.375% due 12/15/14                                          140        145
                                                                      -------
DIVERSIFIED BANKS--0.4%
Wells Fargo & Co.
  4.375% due 1/31/13                                           200        199
                                                                      -------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Erac USA Finance Co. 144A
  5.300% due 11/15/08 (b)                                       85         85
                                                                      -------

Phoenix Multi-Sector Short Term Bond Series
                                                         PAR VALUE    VALUE
                                                           (000)      (000)
                                                         ---------    -----

ELECTRIC UTILITIES--0.9%
Allegheny Energy Supply 144A
  8.250% due 4/15/12(b)                                  $    40      $  43
Consumers Energy Co. Series H
  4.800% due 2/17/09                                         100        101
Entergy Gulf States, Inc.
  3.600% due 6/1/08                                          200        200
Midwest Generation LLC Series B
  8.560% due 1/2/16                                          113        122
Texas Competitive Electric Holdings Co. LLC 144A
  10.250% due 11/1/15(b)                                      36         36
                                                                      -----
                                                                        502
                                                                      -----
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
General Cable Corp.
  7.104% due 4/1/15(c)                                       210        182
                                                                      -----
FOOD RETAIL--0.3%
Kroger Co. (The)
  8.050% due 2/1/10                                          140        149
                                                                      -----
HEALTH CARE FACILITIES--0.3%
HCA, Inc.
  9.125% due 11/15/14                                        145        150
  9.250% due 11/15/16                                         30         31
                                                                      -----
                                                                        181
                                                                      -----
HOTELS, RESORTS & CRUISE LINES--0.1%
Starwood Hotels & Resort Worldwide, Inc.
  6.250% due 2/15/13                                          63         63
                                                                      -----
HOUSEHOLD PRODUCTS--0.1%
Yankee Acquisition Corp. Series B
  8.500% due 2/15/15                                          80         65
                                                                      -----
INDUSTRIAL GASES--0.1%
Air Products & Chemicals, Inc.
  4.150% due 2/1/13                                           70         70
                                                                      -----
INTEGRATED TELECOMMUNICATION SERVICES--0.7%
AT&T Corp.
  7.300% due 11/15/11                                        185        200
Embarq Corp.
  6.738% due 6/1/13                                          100         97
Qwest Corp.
  7.875% due 9/1/11                                           95         95
                                                                      -----
                                                                        392
                                                                      -----

                                                         PAR VALUE    VALUE
                                                           (000)      (000)
                                                         ---------    -----

INVESTMENT BANKING & BROKERAGE--1.4%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                                      $   160      $ 165
Goldman Sachs Group, Inc. (The)
  5.950% due 1/18/18                                          84         83
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                          65         64
  5.625% due 1/24/13                                          40         39
Merrill Lynch & Co., Inc. (Brazil)
  10.710% due 3/8/17                                         400(g)     200
Morgan Stanley 144A (Brazil)
  10.090% due 5/3/17(b)                                      250(g)     120
Piper Jaffray Equipment Trust Securities 144A
  6.000% due 9/10/11(b)                                      125        111
                                                                      -----
                                                                        782
                                                                      -----
LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International,  Inc.
  6.750% due 8/15/14                                         140        143
                                                                      -----
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
  6.875% due 5/1/12                                          100        103
                                                                      -----
OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc.
  6.500% due 8/15/11                                         100        107
                                                                      -----
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc.   144A
  9.500% due 1/15/16(b)                                       13         13
                                                                      -----
OIL & GAS EXPLORATION & PRODUCTION--0.4%
Denbury Resources, Inc.
  7.500% due 4/1/13                                          100        103
Swift Energy Co.
  7.625% due 7/15/11                                         125        124
                                                                      -----
                                                                        227
                                                                      -----
OIL & GAS REFINING & MARKETING--0.8%
Frontier Oil Corp.
  6.625% due 10/1/11                                         100         99
Tesoro Corp.
  6.250% due 11/1/12                                         115        109
Valero Energy Corp.
  4.750% due 6/15/13                                         225        224
                                                                      -----
                                                                        432
                                                                      -----

Phoenix Multi-Sector Short Term Bond Series

                                              PAR VALUE      VALUE
                                                (000)        (000)
                                              ---------      -----
OIL & GAS STORAGE & TRANSPORTATION--0.9%
Buckeye Partners LP
   6.050% due 1/15/18                          $    15       $  15
Knight, Inc.
   6.500% due 9/1/12                               171         174
Pacific Energy Partners LP/Pacific Energy
   Finance Corp.
   7.125% due 6/15/14                               75          80
Transcontinental Gas Pipe Line Corp.
   Series B
   7.000% due 8/15/11                              100         106
Williams Cos., Inc. (The)
   7.125% due 9/1/11                               100         106
                                                             -----
                                                               481
                                                             -----
OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Bank of America Corp.
   7.400% due 1/15/11                              185         198
Erac USA Finance Co. 144A
   5.800% due 10/15/12(b)                          195         186
General Electric Capital Corp.
   8.125% due 5/15/12                              125         142
JPMorgan & Co., Inc.
   6.250% due 1/15/09                               50          51
MassMutual Global Funding II 144A
   3.500% due 3/15/10(b)                           100         102
                                                             -----
                                                               679
                                                             -----
PAPER PACKAGING--0.5%
Jefferson Smurfit Corp.
   8.250% due 10/1/12                               40          36
Packaging Corp. of America
   4.375% due 8/1/08                               250         250
                                                             -----
                                                               286
                                                             -----
PAPER PRODUCTS--0.3%
Bowater, Inc.
   5.800% due 3/15/10(c)                           165         120
Verso Paper Holdings LLC and Verso Paper,
   Inc. Series B
   6.989% due 8/1/14(c)                             85          72
                                                             -----
                                                               192
                                                             -----
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Colonial Realty LP
   4.800% due 4/1/11                               250         237
                                                             -----

                                              PAR VALUE      VALUE
                                                (000)        (000)
                                              ---------     -------
RETAIL REITS--0.7%
Kimco Realty Corp.
   4.820% due 8/15/11                          $   155      $   152
Simon Property Group LP
   5.600% due 9/1/11                               205          205
                                                            -------
                                                                357
                                                            -------
SPECIALIZED FINANCE--0.5%
CIT Group, Inc.
   4.750% due 12/15/10                             205          163
Textron Financial Corp.
   5.125% due 11/1/10                              100          104
                                                            -------
                                                                267
                                                            -------
SPECIALIZED REITS--0.5%
Host Hotels & Resorts LP
   6.875% due 11/1/14                              115          110
Nationwide Health Properties, Inc.
   6.250% due 2/1/13                               130          133
Ventas Realty LP/Ventas Capital Corp.
   6.750% due 6/1/10                                50           50
                                                            -------
                                                                293
                                                            -------
STEEL--0.3%
Steel Dynamics, Inc. 144A
   7.375% due 11/1/12(b)                           141          143
                                                            -------
THRIFTS & MORTGAGE FINANCE--0.2%
Residential Capital LLC
   7.625% due 11/21/08                             100           69
   8.000% due 2/22/11                               50           25
                                                            -------
                                                                 94
                                                            -------
TOBACCO--0.4%
Philip Morris Capital Corp.
   7.500% due 7/16/09                              200          203
                                                            -------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series D
   7.375% due 8/1/15                                75           58
                                                            -------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $11,909)                                    11,508
                                                            -------
NON-AGENCY MORTGAGE-BACKED SECURITIES--16.0%

American General Mortgage Loan Trust 06-1, A2
   144A
   5.750% due 12/25/35(b) (c)                      275          276

Phoenix Multi-Sector Short Term Bond Series

                                              PAR VALUE   VALUE
                                                (000)     (000)
                                              ---------   -----
NON-AGENCY MORTGAGE-BACKED SECURITIES--(CONTINUED)
Asset Securitization Corp. 96-D3, A1C
   7.400% due 10/13/26                        $   23      $ 24
Banc of America Alternative Loan Trust
   06-9, A1
   6.000% due 1/25/37                            402       392
Bear Stearns Commercial Mortgage
   Securities 04-ESA, J 144A
   5.817% due 5/14/16(b)                         350       363
Bear Stearns Structured Products, Inc.
   04-15, A2 144A
   0% due 11/27/34(b)                             23        23
Bear Stearns Structured Products, Inc.
   05-10 144A
   5.106% due 4/26/35(b) (c)                      90        85
Bear Stearns Structured Products, Inc.
   05-20N, A 144A
   6.099% due 10/25/45(b) (c)                     66        65
Chase Mortgage Finance Corp. 04-S1, M
   5.098% due 2/25/19(c)                          78        70
Chase Mortgage Finance Corp. 04-S3, 3A1
   6.000% due 3/25/34                            347       339
Chase Mortgage Finance Corp. 06-A1, 4A1
   6.042% due 9/25/36(c)                         403       409
Citicorp Mortgage Securities, Inc. 06-7,
   1A1
   6.000% due 12/25/36                           109       106
Countrywide Home Loan Mortgage
   Pass-Through Trust 04-13, 1A1
   5.500% due 8/25/34                            172       171
Countrywide Home Loan Mortgage
   Pass-Through Trust 07-1, A2
   6.000% due 3/25/37                            254       245
Credit Suisse First Boston Mortgage
   Securities Corp. 03-8, 3A24
   5.500% due 4/25/33                            290       250
Credit Suisse First Boston Mortgage
   Securities Corp. 05-12, 6A1
   6.000% due 1/25/36                            141       123
Credit Suisse First Boston Mortgage
   Securities Corp. 98-C1, B
   6.590% due 5/17/40                            390       390
Crown Castle Towers LLC 05-1A, AFX 144A
   4.643% due 6/15/35(b)                         250       245
First Horizon Asset Securities, Inc.
   05-AR1, 2A1
   5.005% due 4/25/35(c)                         226       226

                                              PAR VALUE   VALUE
                                                (000)     (000)
                                              ---------   -----
GMAC Commercial Mortgage Securities, Inc
   98-C2 E
   6.500% due 5/15/35                         $   50       $ 51
GMAC Commercial Mortgage Securities, Inc.
   04-C3, A4
   4.547% due 12/10/41                           180        174
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
   4.864% due 5/25/35(c)                         293        276
GS Mortgage Securities Corp. II 07-EOP, G
   144A
   3.261% due 3/6/20(b) (c)                      130        110
GS Mortgage Securities Corp. II 07-EOP, H
   144A
   3.391% due 3/6/20(b) (c)                      110         94
Harborview Mortgage Loan Trust 05-15, B8
   4.286% due 10/20/45(c)                        200         84
Harborview Mortgage Loan Trust 05-9, B10
   4.286% due 6/20/35(c)                         126         99
Harborview Net Interest Margin Corp.
   06-12, N1 144A
   6.409% due 12/19/36(b)                         15         15
IndyMac Index Mortgage Loan Trust 06-AR25,
   3A1
   6.367% due 9/25/36(c)                         179        136
IndyMac Index Mortgage Loan Trust 07-AR2,
   B1
   5.870% due 6/25/37(c)                         135         73
JPMorgan Mortgage Trust 05-S3, 2A2
   5.500% due 1/25/21                             48         47
JPMorgan Mortgage Trust 06-A1, B1
   5.400% due 2/25/36(c)                         248        215
Lehman Brothers - UBS Commercial Mortgage
   Trust 07-C2, A2
   5.303% due 2/15/40                            225        220
Lehman Brothers - UBS Commercial Mortgage
   Trust 07-C6, A2
   5.845% due 7/15/40                            150        147
Lehman Brothers Commercial Conduit
   Mortgage Trust 99-C2, A2
   7.325% due 10/15/32                           486        495
Lehman XS Net Interest Margin 06-GPM7, A1
   144A
   6.250% due 12/28/46(b)                          1          1
MASTR Alternative Net Interest Margin
   Trust 05-CW1A, N1 144A
   6.750% due 12/26/35(b) (u)                     18         12
MASTR Resecuritzation Trust 05-4CI, N2
   144A
   5.606% due 4/26/45(b) (c) (u)                 120         48

Phoenix Multi-Sector Short Term Bond Series

                                              PAR VALUE         VALUE
                                                (000)           (000)
                                              ---------        -------
Merrill Lynch/Countrywide Commercial
   Mortgage Investors, Inc. 06-3, 2A1
   6.085% due 10/25/36(c)                        $  185        $   177
Residential Funding Mortgage Securities I,
   Inc. 05-SA1, 2A
   4.843% due 3/25/35(c)                            156            148
Residential Funding Mortgage Securities I,
   Inc. 06-S4, A2
   6.000% due 4/25/36                               212            210
SBA Commercial Mortgage Backed Securities
   Trust 06-1A, B 144A
   5.451% due 11/15/36(b)                            95             87
Structured Asset Securities Corp. 03-32,
   1A1
   5.198% due 11/25/33(c)                           160            147
Wachovia Bank Commercial Mortgage Trust
   2004-C12, A2
   5.001% due 7/15/41                               465            462
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.415% due 5/20/36(c)                            248            210
Wells Fargo Mortgage Backed Securities
   Trust 04-EE, 2A3
   3.989% due 12/25/34(c)                           159            141
Wells Fargo Mortgage Backed Securities
   Trust 04-R, 2A1
   4.368% due 9/25/34(c)                            264            259
Wells Fargo Mortgage Backed Securities
   Trust 05-14, 2A1
   5.500% due 12/25/35                              221            216
Wells Fargo Mortgage Backed Securities
   Trust 05-5, 1A1
   5.000% due 5/25/20                               172            168
Wells Fargo Mortgage Backed Securities
   Trust 05-AR10, 2A16
   4.110% due 6/25/35(c)                            210            206
Wells Fargo Mortgage Backed Securities
   Trust 05-AR16, 6A3
   5.000% due 10/25/35(c)                           220            215
                                                               -------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,362)                                         8,745
                                                               -------
FOREIGN GOVERNMENT SECURITIES--19.2%

ARGENTINA--0.5%
Republic of Argentina
   3.092% due 8/3/12(c)                             347            294
                                                               -------

                                              PAR VALUE         VALUE
                                                (000)           (000)
                                             ----------        -------
AUSTRALIA--3.0%
Commonwealth of Australia Series 909
   7.500% due 9/15/09                             1,762(f)     $ 1,637
                                                               -------
BRAZIL--4.3%
Federative Republic of Brazil
   10.500% due 7/14/14                       $      405            515
   7.875% due 3/7/15                                150            170
   12.500% due 1/5/16                             2,437(g)       1,494
   12.500% due 1/5/22                               250(g)         156
                                                               -------
                                                                 2,335
                                                               -------
COLOMBIA--0.3%
Republic of Colombia
   12.000% due 10/22/15                         275,000(i)         157
                                                               -------
GERMANY--1.1%
Federal Republic of Germany 144A
   3.250% due 4/17/09(b)                            375(j)         589
                                                               -------
INDONESIA--0.2%
Republic of Indonesia
   11.000% due 12/15/12                       1,000,000(k)         111
                                                               -------
MALAYSIA--0.5%
Malaysian Government
   3.756% due 4/28/11                               900(l)         284
                                                               -------
MEXICO--0.9%
United Mexican States
   5.077% due 1/13/09(c)                            250            250
   6.625% due 3/3/15                                215            241
                                                               -------
                                                                   491
                                                               -------
NEW ZEALAND--1.2%
Commonwealth of New Zealand Series 708
   6.000% due 7/15/08                               822(m)         643
                                                               -------
NORWAY--1.4%
Kingdom of Norway
   5.500% due 5/15/09                             3,925(n)         774
                                                               -------
PHILIPPINES--1.0%
Republic of Philippines
   9.875% due 3/16/10                               200            220
   8.375% due 2/15/11                               285            313
                                                               -------
                                                                   533
                                                               -------

Phoenix Multi-Sector Short Term Bond Series

                                                         PAR VALUE    VALUE
                                                           (000)      (000)
                                                        ----------   --------
RUSSIA--0.2%
Russian Federation RegS
   7.500% due 3/31/30(c)(e)                             $   114      $    131
                                                                     --------
SINGAPORE--0.5%
Republic of Singapore
   2.500% due 10/1/12                                       375(p)        284
                                                                     --------
SWEDEN--0.2%
Kingdom of Sweden Series 1043
   5.000% due 1/28/09                                       715(q)        121
                                                                     --------
TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
   9.875% due 10/1/09(e)                                     75            82
                                                                     --------
TURKEY--2.0%
Republic of Turkey
   0.000% due 5/6/09                                        815(r)        507
   11.750% due 6/15/10                                      340           395
   11.500% due 1/23/12                                      155           187
                                                                     --------
                                                                        1,089
                                                                     --------
VENEZUELA--1.7%
Republic of Venezuela
   8.500% due 10/8/14                                       385           358
Republic of Venezuela RegS
   5.375% due 8/7/10(e)                                     635           586
                                                                     --------
                                                                          944
                                                                     --------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $10,263)                                              10,499
                                                                     --------
FOREIGN CORPORATE BONDS(d)--7.6%

CANADA--0.4%
European Investment Bank 144A
   4.600% due 1/30/37(b)                                    150(h)        140
Thomson Corp. (The)
   4.250% due 8/15/09                                       100           100
                                                                     --------
                                                                          240
                                                                     --------
CHILE--0.6%
Celulosa Arauco y Constitucion SA
   7.750% due 9/13/11                                       165           183
Empresa Nacional de Electricidad SA
   7.750% due 7/15/08                                       120           121
                                                                     --------
                                                                          304
                                                                     --------

                                                         PAR VALUE    VALUE
                                                           (000)      (000)
                                                        ----------   --------
HONG KONG--0.5%
Hutchison Whampoa International Ltd. 144A
   5.450% due 11/24/10(b)                               $   250      $    258
                                                                     --------
INDIA--0.3%
ICICI Bank Ltd. 144A
   5.750% due 11/16/10(b)                                   175           175
                                                                     --------
MALAYSIA--0.4%
Malaysia International Shipping Corporation Capital
   Ltd. 144A
   5.000% due 7/1/09(b)                                     200           204
                                                                     --------
MEXICO--0.3%
Fideicomiso Petacalco Trust 144A
   10.160% due 12/23/09(b)                                   74            76
Vitro S.A.B. de C.V.
   8.625% due 2/1/12                                        115           107
                                                                     --------
                                                                          183
                                                                     --------
NETHERLANDS--0.3%
Majapahit Holding BV 144A
   7.250% due 6/28/17(b)                                    100            96
NXP BV/NXP Funding LLC
   7.008% due 10/15/13(c)                                   105            87
                                                                     --------
                                                                          183
                                                                     --------
POLAND--0.4%
Telekomunikacja Polska SA Finance BV 144A
   7.750% due 12/10/08(b)                                   225           232
                                                                     --------
QATAR--0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. 144A
   3.437% due 9/15/09(b)                                     74            74
                                                                     --------
RUSSIA--2.2%
European Bank for Reconstruction & Development
   6.000% due 2/14/12                                     7,500(o)        305
Gazprom OAO (Gaz Capital SA) 144A(b)
   6.212% due 11/22/16                                      360           333
   6.510% due 3/7/22                                        100            89
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
   5.670% due 3/5/14(b)                                     270           251
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A
   6.299% due 5/15/17(b)                                    100            93

Phoenix Multi-Sector Short Term Bond Series

                                                PAR VALUE     VALUE
                                                  (000)       (000)
                                                ---------    -------
RUSSIA--(CONTINUED)
TNK-BP Finance SA RegS
   6.125% due 3/20/12(e)                         $   115     $   108
                                                             -------
                                                               1,179
                                                             -------
SOUTH KOREA--0.2%
Export-Import Bank of Korea
   4.500% due 8/12/09                                120         120
                                                             -------
SWITZERLAN--0.3%
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14(b)                              180         165
                                                             -------
UKRAINE--0.2%
NAK Naftogaz Ukrainy (Standard Bank London
   Holdings plc)
   8.125% due 9/30/09                                100          97
                                                             -------
UNITED ARAB EMIRATES--0.3%
Abu Dhabi National Energy Co. 144A
   5.620% due 10/25/12(b)                            170         173
                                                             -------
UNITED STATES--1.1%
Canadian National Resources Ltd.
   4.900% due 12/1/14                                 60          59
Invesco Ltd.
   4.500% due 12/15/09                               250         251
Nova Chemicals Corp.
   7.863% due 11/15/13(c)                            270         227
Tyco Electronic Group SA 144A
   6.000% due 10/1/12(b)                              35          36
                                                             -------
                                                                 573
                                                             -------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,251)                                       4,160
                                                             -------
DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
   2.875% due 9/30/10                                 40          35
                                                             =======
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $36)                                             35
                                                             -------
FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
   11.867% due 6/15/09                               120         106
                                                             -------

                                                PAR VALUE     VALUE
                                                   (000)      (000)
                                                ---------    -------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $110)                                           106
                                                             -------
DOMESTIC LOAN AGREEMENTS(c)--9.5%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F
   4.813% due 3/31/14                            $    25     $    24
                                                             -------
APPAREL RETAIL--0.1%
HBI Branded Apparel Ltd., Inc. Tranche 2
   6.994% due 3/5/14                                  65          63
                                                             -------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Hanesbrands, Inc. Tranche B
   5.005% due 9/5/13                                 140         136
Totes Isotoner Corp. Tranche B
   7.415% due 1/16/13                                 16          14
                                                             -------
                                                                 150
                                                             -------
AUTOMOBILE MANUFACTURERS--0.8%
Ford Motor Co. Tranche B
   8.000% due 12/15/13                               299         246
General Motors Corp. Tranche B
   7.056% due 11/29/13                               194         173
                                                             -------
                                                                 419
                                                             -------
BROADCASTING & CABLE TV--0.5%
Charter Communications Operating LLC Tranche
   5.260% due 3/6/14                                 247         210
DIRECTV Holdings LLC Tranche B
   4.781% due 4/13/13                                 65          63
                                                             -------
                                                                 273
                                                             -------
COMMODITY CHEMICALS--0.6%
Celanese Holdings LLC Tranche B
   8.181% due 3/30/14                                320         300
                                                             -------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
First Data Corp. Tranche B3
   7.607% due 9/24/14                                249         225
Reynolds & Reynolds Co. (The) Tranche FL
   6.843% due 10/24/12                               186         168
                                                             -------
                                                                 393
                                                             -------
DEPARTMENT STORES--0.2%
Neiman-Marcus Group, Inc. (The) Tranche
   6.515% due 4/6/13                                 144         134
                                                             -------

Phoenix Multi-Sector Short Term Bond Series

                                                       PAR VALUE   VALUE
                                                         (000)     (000)
                                                       ---------   -----
DISTRIBUTORS--0.2%
Building Materials Holding Corp. Tranche B
   7.330% due 11/10/11                                   $ 156     $ 121
                                                                   -----
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
   7.198% due 1/26/14                                        3         2
ARAMARK Corp. Tranche B
   7.198% due 1/26/14                                       41        39
                                                                   -----
                                                                      41
                                                                   -----
ELECTRIC UTILITIES--0.1%
Energy Future Holdings Corp. Tranche B2
   8.396% due 10/10/14                                      62        56
                                                                   -----
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
   6.859% due 1/31/14                                       70        67
                                                                   -----
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste North America, Inc. Letter of Credit A
   6.621% due 3/28/14                                       33        31
Allied Waste North America, Inc. Tranche B
   6.440% due 3/28/14                                       54        52
Duratek, Inc. Tranche B
   7.099% due 6/30/16                                       11        10
EnergySolutions Inc.Tranche B
   7.099% due 6/7/13                                        22        21
EnergySolutions LLC Tranche
   6.239% due 2/26/14                                      107        99
EnviroCare Tranche C
   6.239% due 6/30/16                                        1         1
                                                                   -----
                                                                     214
                                                                   -----
FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Mosaic Co. (The) Tranche  B
   5.063% due 12/1/13                                        6         6
                                                                   -----
HEALTH CARE FACILITIES--0.5%
HCA, Inc. Tranche  A
   8.032% due 11/18/12                                      99        91
HCA, Inc. Tranche B
   7.080% due 11/18/13                                      54        50
Health Management Associates, Inc. Tranche B
   5.801% due 2/28/14                                       34        30

                                                       PAR VALUE   VALUE
                                                         (000)     (000)
                                                       ---------   -----
HEALTH CARE FACILITIES--(CONTINUED)
LifePoint Hospitals, Inc. Tranche B
   6.715% due 4/15/12                                    $  83     $  77
                                                                   -----
                                                                     248
                                                                   -----
HEALTH CARE SERVICES--0.2%
DaVita, Inc. Tranche B1
   4.529% due 10/5/12                                      113       107
                                                                   -----
HOUSEHOLD PRODUCTS--0.2%
Yankee Candle Co., Inc. Tranche B
   8.891% due 2/6/14                                       146       128
                                                                   -----
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Mirant North America LLC Tranche B
   5.021% due 1/3/13                                        30        29
NRG Energy, Inc. Letter of Credit
   6.480% due 2/1/13                                       140       131
NRG Energy, Inc. Tranche B
   6.580% due 2/1/13                                       102        95
                                                                   -----
                                                                     255
                                                                   -----
INTEGRATED TELECOMMUNICATION SERVICES--0.9%
Level 3 Communications, Inc. Tranche B
   7.493% due 3/13/14                                       17        15
NTELOS, Inc. Tranche B1
   5.530% due 8/24/11                                      265       253
Time Warner Telecom Holdings Tranche B
   5.280% due 1/7/13                                       219       204
                                                                   -----
                                                                     472
                                                                   -----
LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc. Tranche B
   7.854% due 5/17/13                                       60        49
                                                                   -----
OIL & GAS EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc. Tranche
   6.603% due 7/1/13                                        89        86
Hercules Offshore, Inc. Tranche
   6.580% due 7/11/13                                       52        49
                                                                   -----
                                                                     135
                                                                   -----
PAPER PRODUCTS--0.4%
Georgia-Pacific Corp. Tranche B1
   7.114% due 12/20/12                                     199       186
NewPage Corp. Tranche B
   9.891% due 12/21/14                                      24        23
                                                                   -----
                                                                     209
                                                                   -----

Phoenix Multi-Sector Short Term Bond Series

                                                 PAR VALUE    VALUE
                                                   (000)      (000)
                                                 ---------   -------
PUBLISHING--0.4%
Idearc, Inc. Tranche B
   6.830% due 11/17/14                           $   213     $   172
Tribune Co. Tranche B
   7.910% due 3/4/14                                  60          40
                                                             -------
                                                                 212
                                                             -------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Tropicana Entertainment LLC Tranche B
   9.167% due 1/3/12                                  17          16
                                                             -------
RESTAURANTS--0.2%
Burger King Corp. Tranche B1
   6.375% due 6/30/12                                117         115
                                                             -------
SEMICONDUCTORS--0.2%
Freescale Semiconductor, Inc. Tranche
   6.381% due 12/1/13                                123         105
                                                             -------
SPECIALIZED FINANCE--0.3%
Solar Capital Corp. Tranche B
   6.898% due 2/11/13                                191         177
                                                             -------
SPECIALTY CHEMICALS--0.7%
Compass Minerals Group, Inc. Tranche B
   5.442% due 12/22/12                               199         192
Huntsman Corp. Tranche B
   5.035% due 8/16/12                                 17          16
Johnson Diversy, Inc. Tranche B
   6.112% due 12/16/10                                23          22
JohnsonDiversey, Inc. Tranche B
   6.878% due 12/16/11                               153         147
                                                             -------
                                                                 377
                                                             -------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
ALLTEL Communications, Inc. Tranche B3
   9.029% due 5/15/15                                114         103
Cricket Communications, Inc. Tranche B
   7.830% due 6/16/13                                111         105
MetroPCS Wireless, Inc. Tranche B
   7.156% due 11/3/13                                118         108
                                                             -------
                                                                 316
                                                             -------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $5,527)                                       5,182
                                                             -------

                                                 PAR VALUE    VALUE
                                                   (000)      (000)
                                                 ---------   -------
FOREIGN LOAN AGREEMENTS(c)(d)--0.4%

GERMANY--0.2%
Fresenius Medical Care AG & Co. KGaA Tranche B
   6.194% due 3/31/13                            $   135     $   127
                                                             -------

UNITED KINGDOM--0.1%
Yell Group plc Tranche B1
   6.753% due 2/10/13                                 75          63
                                                             -------

UNITED STATES--0.1%
Bausch & Lomb, Inc. Tranche
   8.127% due 4/11/15                                 33(j)       50
                                                             =======
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $257)                                           240
                                                             -------

                                                               VALUE
                                                   SHARES      (000)
                                                 ---------   -------
EXCHANGE TRADED FUNDS--1.3%

DIAMONDS(R) Trust Series I                         1,444         177
iShares MSCI EAFE(R) Index Fund                      920          66
iShares Russell 2000(R) Index Fund                 2,330         160
PowerShares QQQ                                    1,100          48
SPDR Trust Series 1                                1,990         262
                                                             -------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $765)                                           713
                                                             -------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $55,535)                                     53,882
                                                             -------
TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $55,535)                                     53,882(a)
Other assets and liabilities, net--1.3%                          734
                                                            --------
NET ASSETS--100.0%                                          $ 54,616
                                                            ========

PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES

At March 31, 2008, the series had entered into forward currency contract as follows (reported in 000's):

                                                                 Net Unrealized
                                          Settlement              Appreciation
Contract to Sell        In Exchange for      Date      Value     (Depreciation)
----------------        ---------------   ----------   -----     --------------
JPY 48,543              USD 459           5/30/08      $ 489          $ 30
JPY 31,569              USD 310           6/12/08      $ 318             8
                                                                      ----
                                                                      $ 38
                                                                      ====

ABBREVIATIONS:

AMBAC
AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

ETF
EXCHANGE TRADED FUND

FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA
FINANCIAL SECURITY ASSURANCE, INC.

JPY
JAPANESE YEN

REIT
REAL ESTATE INVESTMENT TRUST

USD
UNITED STATES DOLLAR

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $349 and gross depreciation of $2,098 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $55,631.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $6,019 (reported in 000's) or 11.0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically or in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)   Par value represents Australian Dollar.
(g)   Par value represents Brazilian Real.
(h)   Par value represents Canadian Dollar.
(i)   Par value represents Colombian Peso.
(j)   Par value represents Euro.
(k)   Par Value represents Indonesian Rupiah.
(l)   Par Value represents Malaysian Ringgit.
(m)   Par value represents New Zealand Dollar.
(n)   Par value represents Norwegian Krone.
(o)   Par value represents Russian Ruble.
(p)   Par value represents Singapore Dollar.
(q)   Par value represents Swedish Krona.
(r)   Par value represents Turkish Lira.
(s)   Amount is less than $500.
(t)   The rate shown is the discount rate.
(u) Illiquid and restricted security. At March 31, 2008, these securities amounted to a value of $61 or 0.2% of (reported in 000's) net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(v) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

Phoenix Strategic Allocation Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)
                                                            PAR VALUE    VALUE
                                                              (000)      (000)
                                                            ---------   -------
AGENCY MORTGAGE-BACKED SECURITIES--5.8%

FHLMC R010-AB
  5.500% due 12/15/19                                        $   547    $   563
FNMA
  4.500% due 6/1/19                                              439        438
  4.000% due 6/1/20                                              567        553
  5.000% due 6/1/20                                              484        490
  4.500% due 7/1/20                                            1,124      1,119
  6.500% due 10/1/31                                              31         32
  6.000% due 9/1/32                                              198        204
  5.000% due 5/1/34                                              909        902
  5.500% due 5/1/34                                              496        501
  5.500% due 6/1/34                                            2,712      2,744
  5.000% due 6/1/35                                            4,290      4,252
  5.000% due 3/1/36                                              648        642
  5.500% due 4/1/37                                              287        290
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                             475        458
GNMA
  6.500% due 11/15/23                                             75         79
  6.500% due 12/15/23                                             14         15
  6.500% due 2/15/24                                             134        140
  6.500% due 6/15/28                                             167        174
  6.500% due 7/15/31                                             112        117
  6.500% due 11/15/31                                            105        109
  6.500% due 2/15/32                                             143        149
  6.500% due 4/15/32                                             112        117
                                                                        -------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $14,020)                                                14,088
                                                                        -------
AGENCY NON-MORTGAGE-BACKED SECURITIES--0.6%

FHLMC
  5.200% due 3/5/19                                            1,520      1,547
                                                                        -------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,492)                                                  1,547
                                                                        -------
MUNICIPAL BONDS--3.8%

CALIFORNIA--1.1%
Alameda Corridor Transportation Authority Taxable Series
  C (MBIA Insured)
  6.600% due 10/1/29                                           1,000      1,033

                                                            PAR VALUE    VALUE
                                                              (000)      (000)
                                                            ---------   -------
CALIFORNIA--(CONTINUED)
Kern County Pension Obligation Taxable (MBIA Insured)
  7.260% due 8/15/14                                         $   420    $   476
Sonoma County Pension Obligation Taxable (FSA Insured)
  6.625% due 6/1/13                                            1,065      1,128
                                                                        -------
                                                                          2,637
                                                                        -------
DELAWARE--0.2%
DELDOT Motor Fuel Tax Revenue Series A (MBIA, FSA
  Insured)
  5.000% due 7/1/19                                              375        400
                                                                        -------
FLORIDA--0.1%
Miami-Dade County Educational Facilities Authority
  Taxable Series C
  5.480% due 4/1/16                                              200        206
                                                                        -------
MASSACHUSETTS--0.1%
Commonwealth of Massachusetts General Obligation Series
  C (FSA Insured)
  5.500% due 12/1/17                                             295        336
                                                                        -------
MINNESOTA--0.4%
State of Minnesota
  5.000% due 8/1/19                                              900        975
                                                                        -------
MISSISSIPPI--0.3%
Mississippi Development Bank Taxable Series A (FSA
  Insured)
  5.000% due 6/1/12                                              710        738
                                                                        -------
MISSOURI--0.1%
State Highways & Transit Commission
  5.000% due 5/1/16                                              310        341
                                                                        -------
PENNSYLVANIA--0.6%
City of Pittsburgh Pension Obligation Taxable Series C
  (FGIC Insured)
  6.500% due 3/1/17                                            1,250      1,372
                                                                        -------
TEXAS--0.8%
City of Austin
  5.000% due 9/1/17                                              715        783

Phoenix Strategic Allocation Series

                                                            PAR VALUE    VALUE
                                                              (000)      (000)
                                                            ---------   -------
TEXAS--(CONTINUED)
City of Dallas
  5.000% due 2/15/17                                         $ 1,100    $ 1,201
                                                                        -------
                                                                          1,984
                                                                        -------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Series A-1 Taxable
  6.706% due 6/1/46                                              225        204
                                                                        -------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $8,801)                                                  9,193
                                                                        -------
ASSET-BACKED SECURITIES--2.7%

Bayview Financial Acquisition Trust 06-A, 1A2
  5.483% due 2/28/41(c)                                          325        306
Capital One Auto Finance Trust 07-B, A3A
  5.030% due 4/15/12                                             925        898
Carmax Auto Owner Trust 05-2, A4
  4.340% due 9/15/10                                             900        906
Carmax Auto Owner Trust 07-2, A3
  5.230% due 12/15/11                                          1,550      1,582
Dunkin Securitization 06-1, M1 144A
  8.285% due 6/20/31(b)                                          305        267
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
  4.622% due 11/25/35(c)                                         333        316
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3
  5.777% due 8/25/36(c)                                          470        458
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF4
  6.080% due 8/25/36(c)                                          530        429
Residential Funding Mortgage Securities II, Inc.
  06-HSA1, A3
  5.230% due 2/25/36(c)                                        1,000        645
Wachovia Auto Loan Owner Trust 06-2A, A3 144A
  5.230% due 8/22/11(b)                                          675        681
                                                                        -------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,019)                                                  6,488
                                                                        -------
DOMESTIC CORPORATE BONDS--10.2%

AEROSPACE & DEFENSE--0.5%
L-3 Communications Corp.
  7.625% due 6/15/12                                             250        257

                                                            PAR VALUE    VALUE
                                                              (000)      (000)
                                                            ---------   -------

AEROSPACE & DEFENSE--(CONTINUED)
Rockwell Collins, Inc.
  4.750% due 12/1/13                                         $ 1,000    $ 1,060
                                                                        -------
                                                                          1,317
                                                                        -------
AIRLINES--0.6%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                                             597        532
Continental Airlines, Inc. 98-1A
  6.648% due 9/15/17                                             393        387
JetBlue Airways Corp. 04-2
  6.165% due 11/15/08(c)                                         341        338
United Airlines, Inc. 01-1
  6.071% due 3/1/13                                              203        201
                                                                        -------
                                                                          1,458
                                                                        -------
APPLICATION SOFTWARE--0.0%
Intuit, Inc.
  5.750% due 3/15/17                                              71         69
                                                                        -------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Bank of New York Mellon Corp. (The)
  4.950% due 11/1/12                                             180        185
BlackRock, Inc.
  6.250% due 9/15/17                                             300        307
Janus Capital Group, Inc.
  6.250% due 6/15/12                                             150        152
                                                                        -------
                                                                            644
                                                                        -------
AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC
  6.500% due 11/15/13                                            130        137
                                                                        -------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.
  7.000% due 4/15/14                                             245        219
                                                                        -------
BROADCASTING & CABLE TV--0.1%
Time Warner Cable, Inc.
  5.850% due 5/1/17                                              130        124
                                                                        -------
BUILDING PRODUCTS--0.1%
Masco Corp.
  5.850% due 3/15/17                                             165        150
Owens Corning, Inc.
  6.500% due 12/1/16                                              60         50
                                                                        -------
                                                                            200
                                                                        -------

Phoenix Strategic Allocation Series
                                                            PAR VALUE    VALUE
                                                              (000)      (000)
                                                            ---------   -------
CASINOS & GAMING--0.1%
MGM MIRAGE
  8.500% due 9/15/10                                         $    25    $    26
Seneca Gaming Corp. Series B
  7.250% due 5/1/12                                              225        213
                                                                        -------
                                                                            239
                                                                        -------
COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc.
  5.500% due 2/22/16                                             250        259
                                                                        -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.0%
Terex Corp.
  7.375% due 1/15/14                                             110        109
                                                                        -------
CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. (Ireland)
  6.000% due 9/30/16(d)                                          255        243
Vulcan Materials Co.
  5.600% due 11/30/12                                            190        193
                                                                        -------
                                                                            436
                                                                        -------
CONSUMER FINANCE--1.1%
Ford Motor Credit Co. LLC
  8.625% due 11/1/10                                             180        157
  9.875% due 8/10/11                                             238        212
  8.708% due 4/15/12(c)                                           50         47
  7.800% due 6/1/12                                              200        165
GMAC LLC
  6.875% due 9/15/11                                              38         29
  6.875% due 8/28/12                                             500        380
  6.750% due 12/1/14                                              80         57
SLM Corp.
  5.361% due 2/1/10(c)                                         1,950      1,580
                                                                        -------
                                                                          2,627
                                                                        -------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                              250        235
First Data Corp. 144A
  9.875% due 9/24/15(b)                                          110         90
                                                                        -------
                                                                            325
                                                                        -------
DIVERSIFIED BANKS--0.5%
National Capital Trust II 144A
  5.486% due 12/29/49(b) (c)                                     950        805

                                                            PAR VALUE    VALUE
                                                              (000)      (000)
                                                            ---------   -------
DIVERSIFIED BANKS--(CONTINUED)
Wachovia Corp.
  4.875% due 2/15/14                                         $   355    $   346
                                                                        -------
                                                                          1,151
                                                                        -------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Equifax, Inc.
  6.300% due 7/1/17                                              240        245
                                                                        -------
ELECTRIC UTILITIES--0.2%
Allegheny Energy Supply 144A
  8.250% due 4/15/12(b)                                          110        119
Dominion Resources, Inc. Series D
  5.000% due 3/15/13                                             175        179
Great River Energy 144A
  5.829% due 7/1/17(b)                                           150        153
Midwest Generation LLC Series B
  8.560% due 1/2/16                                               92        100
                                                                        -------
                                                                            551
                                                                        -------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Mettler-Toledo International, Inc.
  4.850% due 11/15/10                                          1,000      1,055
                                                                        -------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc. 144A
  8.250% due 3/15/18(b)                                          170        165
                                                                        -------
FOOD RETAIL--0.2%
Kroger Co. (The)
  6.800% due 12/15/18                                            130        140
  6.150% due 1/15/20                                             160        164
Safeway, Inc.
  6.350% due 8/15/17                                             190        201
                                                                        -------
                                                                            505
                                                                        -------
GAS UTILITIES--0.2%
AmeriGas Partners LP
  7.250% due 5/20/15                                             500        495
                                                                        -------
HEALTH CARE DISTRIBUTORS--0.0%
Cardinal Health, Inc.
  6.000% due 6/15/17                                              80         81
                                                                        -------
HEALTH CARE FACILITIES--0.1%
HCA, Inc.
  9.250% due 11/15/16                                            290        302
                                                                        -------

Phoenix Strategic Allocation Series

                                                           PAR VALUE     VALUE
                                                             (000)       (000)
                                                           ---------    -------

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                         $   280     $   282
                                                                        -------
HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
  6.125% due 1/15/16                                            275         270
                                                                        -------
HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
  7.250% due 6/15/16                                            285         262
                                                                        -------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The)
  7.750% due 10/15/15                                           250         253
                                                                        -------
INDUSTRIAL MACHINERY--0.9%
ITW Cupids Financing Trust I 144A
  6.550% due 12/31/11(b)                                      2,000       2,135
                                                                        -------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Citizens Communications Co.
  6.250% due 1/15/13                                            190         173
Qwest Corp.
  7.875% due 9/1/11                                             125         124
  6.500% due 6/1/17                                             143         129
Verizon Communications, Inc.
  4.900% due 9/15/15                                            225         218
                                                                        -------
                                                                            644
                                                                        -------
INVESTMENT BANKING & BROKERAGE--0.7%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                                             250         258
Goldman Sachs Group, Inc. (The)
  5.950% due 1/18/18                                            165         163
  6.150% due 4/1/18                                             175         175
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                            300         296
  5.625% due 1/24/13                                            110         107
Merrill Lynch & Co., Inc.
  6.110% due 1/29/37                                            270         214
Merrill Lynch & Co., Inc. (Brazil)
  10.710% due 3/8/17(d)                                         240(h)      120
Morgan Stanley 144A (Brazil)
  10.090% due 5/3/17(b) (d)                                     600(h)      287
                                                                        -------
                                                                          1,620
                                                                        -------

                                                            PAR VALUE    VALUE
                                                              (000)      (000)
                                                            ---------   -------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.
  6.300% due 9/15/17                                         $   200    $   209
                                                                        -------
MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
  6.875% due 5/1/12                                              200        206
                                                                        -------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
  5.625% due 2/15/14                                             250        245
                                                                        -------
OFFICE ELECTRONICS--0.1%
Xerox Corp.
  6.750% due 2/1/17                                              325        343
                                                                        -------
OFFICE REITS--0.1%
HRPT Properties Trust
  5.750% due 11/1/15                                             275        247
                                                                        -------
OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc.
  4.750% due 5/15/18                                             375        360
                                                                        -------
OIL & GAS DRILLING--0.0%
Nabors Industries, Inc. 144A
  6.150% due 2/15/18(b)                                          100        102
                                                                        -------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
  9.500% due 1/15/16(b)                                           50         50
                                                                        -------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Plains Exploration & Production Co.
  7.750% due 6/15/15                                             125        125
Southwestern Energy Co. 144A
  7.500% due 2/1/18(b)                                           275        286
                                                                        -------
                                                                            411
                                                                        -------
OIL & GAS REFINING & MARKETING--0.1%
Tesoro Corp.
  6.500% due 6/1/17                                              255        229
                                                                        -------
OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP
  6.050% due 1/15/18                                              50         51
Kinder Morgan Management Co.
  5.700% due 1/5/16                                              725        691

Phoenix Strategic Allocation Series
                                                            PAR VALUE    VALUE
                                                              (000)      (000)
                                                            ---------   -------
OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
NGPL PipeCo. LLC 144A
  6.514% due 12/15/12(b)                                     $   250    $   260
TEPPCO Partners LP
  7.625% due 2/15/12                                             130        138
                                                                        -------
                                                                          1,140
                                                                        -------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
General Electric Capital Corp.
  5.375% due 10/20/16                                            700        711
JPMorgan Chase & Co.
  5.250% due 5/1/15                                              250        248
                                                                        -------
                                                                            959
                                                                        -------
PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC and Verso Paper, Inc. Series B
  6.989% due 8/1/14(c)                                            93         79
                                                                        -------
REGIONAL BANKS--0.5%
SunTrust Banks, Inc.
  5.250% due 11/5/12                                             150        148
Zions Bancorporation
  5.650% due 5/15/14                                           1,000        954
                                                                        -------
                                                                          1,102
                                                                        -------
SPECIALIZED REITS--0.1%
Host Hotels & Resorts LP
  6.875% due 11/1/14                                             200        192
Realty Income Corp.
  6.750% due 8/15/19                                             110        104
                                                                        -------
                                                                            296
                                                                        -------
THRIFTS & MORTGAGE FINANCE--0.0%
Residential Capital LLC
  8.125% due 11/21/08                                            125         87
                                                                        -------
TOBACCO--0.3%
Reynolds American, Inc.
  7.300% due 7/15/15                                             600        623
                                                                        -------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $25,615)                                                24,867
                                                                        -------
NON-AGENCY MORTGAGE-BACKED SECURITIES--12.0%

Banc of America Alternative Loan Trust 06-9, A1
  6.000% due 1/25/37                                           1,184      1,154

                                                            PAR VALUE    VALUE
                                                              (000)      (000)
                                                            ---------   -------

Banc of America Funding Corp. 05-8, 1A1
  5.500% due 1/25/36                                         $   570    $   571
Bear Stearns Adjustable Rate Mortgage Trust 05-12, 13A1
  5.443% due 2/25/36(c)                                          590        533
Bear Stearns Commercial Mortgage Securities 06-PW12, A4
  5.895% due 9/11/38(c)                                          720        726
Bear Stearns Commercial Mortgage Securities 07-PW18, AM
  6.084% due 6/11/50(c)                                          550        511
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
  5.000% due 8/25/35                                             526        529
Citigroup/Deutsche Bank Commercial Mortgage Trust
  06-CD2, A4
  5.545% due 1/15/46(c)                                        1,190      1,175
Countrywide Home Loan Mortgage Pass-Through Trust 04-13,
  1A1
  5.500% due 8/25/34                                             689        685
Credit Suisse First Boston Mortgage Securities Corp.
  05-12, 6A1
  6.000% due 1/25/36                                             950        831
Credit Suisse Mortgage Capital Certificates 06-C1, A4
  5.609% due 2/15/39(c)                                        1,710      1,704
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643% due 6/15/35(b)                                          800        785
DLJ Commercial Mortgage Corp. 98-CF2, A1B
  6.240% due 11/12/31                                          1,953      1,957
First Horizon Asset Securities, Inc. 05-AR1, 2A1
  5.005% due 4/25/35(c)                                          734        735
GS Mortgage Securities Corp. II 05-GG4, AJ
  4.782% due 7/10/39                                             800        694
GS Mortgage Securities Corp. II 99-C1, A2
  6.110% due 11/18/30(c)                                       1,406      1,406
Harborview Net Interest Margin Corp. 06-12, N1 144A
  6.409% due 12/19/36(b)                                          25         25
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
  6.366% due 9/25/36(c)                                          596        452
JPMorgan Chase Commercial Mortgage Securities Corp.
  01-CIBC, A3
  6.260% due 3/15/33                                           1,116      1,136

Phoenix Strategic Allocation Series
                                                            PAR VALUE    VALUE
                                                              (000)      (000)
                                                            ---------   -------

JPMorgan Mortgage Trust 05-S3, 2A2
  5.500% due 1/25/21                                         $   635    $   626
Lehman Brothers - UBS Commercial Mortgage Trust 06-C6, A4
  5.372% due 9/15/39                                             325        318
Lehman Brothers - UBS Commercial Mortgage Trust 07-C2, A2
  5.303% due 2/15/40                                           1,230      1,201
Lehman Brothers - UBS Commercial Mortgage Trust 07-C6, A2
  5.845% due 7/15/40                                             500        490
MASTR Resecuritization Trust 05-1 144A
  5.000% due 10/28/34(b)                                         317        285
Merrill Lynch Mortgage Trust 06-C1, AM
  5.842% due 5/12/39(c)                                          700        653
Morgan Stanley Capital I 06-T23, A4
  5.984% due 8/12/41(c)                                          790        803
Residential Accredit Loans, Inc. 06-QA1, A21
  5.963% due 1/25/36(c)                                        1,213        936
Residential Funding Mortgage Securities I, Inc. 05-SA1, 2A
  4.843% due 3/25/35(c)                                          729        694
Structured Asset Securities Corp. 03-32, 1A1
  5.198% due 11/25/33(c)                                         572        523
Timberstar Trust 06-1A, A 144A
  5.668% due 10/15/36(b)                                         675        619
Wells Fargo Mortgage Backed Securities Trust 04-EE, 2A3
  3.989% due 12/25/34(c)                                         542        480
Wells Fargo Mortgage Backed Securities Trust 05-14, 2A1
  5.500% due 12/25/35                                          1,310      1,277
Wells Fargo Mortgage Backed Securities Trust 05-5, 1A1
  5.000% due 5/25/20                                           1,137      1,108
Wells Fargo Mortgage Backed Securities Trust 05-AR10, 2A16
  4.110% due 6/25/35(c)                                        1,000        980
Wells Fargo Mortgage Backed Securities Trust 05-AR16, 6A3
  5.000% due 10/25/35(c)                                         539        525
Wells Fargo Mortgage Backed Securities Trust 05-AR4, 2A1
  4.523% due 4/25/35(c)                                        1,309      1,194

                                                            PAR VALUE    VALUE
                                                              (000)      (000)
                                                           -----------  -------

Wells Fargo Mortgage Backed Securities Trust 05-AR4, 2A2
  4.523% due 4/25/35(c)                                    $   196      $   183
Wells Fargo Mortgage Backed Securities Trust 07-AR3, A4
  6.063% due 4/25/37(c)                                        562          522
                                                                        -------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $30,393)                                                29,026
                                                                        -------
FOREIGN GOVERNMENT SECURITIES--1.1%

AUSTRALIA--0.1%
Commonwealth of Australia Series 909
  7.500% due 9/15/09                                           350(g)       325
                                                                        -------
BRAZIL--0.1%
Federative Republic of Brazil
  11.000% due 8/17/40                                          165          221
                                                                        -------
CANADA--0.1%
Commonwealth of Canada
  4.250% due 9/1/09                                            295(i)       294
                                                                        -------
GERMANY -- 0.0%
Federal Republic of Germany 144A
  3.250% due 4/17/09(b)                                         55(j)        86
                                                                        -------
NORWAY -- 0.2%
Kingdom of Norway
  5.500% due 5/15/09                                         1,900(k)       375
                                                                        -------
PHILIPPINES--0.1%
Republic of Philippines
  10.625% due 3/16/25                                           70           98
  7.750% due 1/14/31                                           120          135
                                                                        -------
                                                                            233
                                                                        -------
RUSSIA--0.1%
Russian Federation RegS
  7.500% due 3/31/30(c) (e)                                    297          342
                                                                        -------
SWEDEN--0.1%
Kingdom of Sweden Series 1043
  5.000% due 1/28/09                                           980(l)       166
                                                                        -------
TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
  9.875% due 10/1/09(e)                                        115          125
                                                                        -------

Phoenix Strategic Allocation Series

                                                  PAR VALUE    VALUE
                                                    (000)      (000)
                                                  ---------    ------
TURKEY--0.1%
Republic of Turkey
   7.000% due 6/5/20                              $     190    $  188
                                                               ------
UKRAINE--0.1%
Republic of Ukraine 144A
   6.580% due 11/21/16(b)                               275       274
                                                               ------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,352)                                        2,629
                                                               ------
FOREIGN CORPORATE BONDS(d)--3.6%

ARUBA--0.1%
UFJ Finance AEC
   6.750% due 7/15/13                                   275       306
                                                               ------
AUSTRALIA--0.3%
United Energy Distribution Holdings
   Property Ltd. 144A
   5.450% due 4/15/16(b)                                500       532
Westfield Capital Corp. Ltd./ Westfield
   Finance Authority 144A
   5.125% due 11/15/14(b)                               355       323
                                                               ------
                                                                  855
                                                               ------
BRAZIL--0.2%
GTL Trade Finance, Inc. 144A
   7.250% due 10/20/17(b)                               143       151
Vale Overseas Ltd.
   6.250% due 1/11/16                                   230       229
   6.250% due 1/23/17                                   115       115
                                                               ------
                                                                  495
                                                               ------
CANADA--0.4%
Canadian National Resources Ltd.
   5.900% due 2/1/18                                    200       205
Catalyst Paper Corp.
   7.375% due 3/1/14                                    180       136
EnCana Corp.
   5.900% due 12/1/17                                   135       138
European Investment Bank 144A
   4.600% due 1/30/37(b)                                325(i)    304
Xstrata Canada Corp.
   5.500% due 6/15/17                                   260       243
                                                               ------
                                                                1,026
                                                               ------

                                                  PAR VALUE    VALUE
                                                    (000)      (000)
                                                  ---------    ------
CAYMAN ISLANDS--0.1%
Usiminas Commercial Ltd. 144A
   7.250% due 1/18/18(b)                          $     140    $  150
                                                               ------
CHILE--0.3%
Banco Santander Chile 144A
   5.375% due 12/9/14(b)                                300       293
Petropower I Funding Trust 144A
   7.360% due 2/15/14(b)                                386       380
                                                               ------
                                                                  673
                                                               ------
KAZAKHSTAN--0.1%
Kazkommerts International BV 144A
   7.000% due 11/3/09(b)                                175       165
                                                               ------
MEXICO--0.0%
Vitro S.A.B. de C.V
   8.625% due 2/1/12                                     55        51
                                                               ------
PHILIPPINES--0.1%
National Power Corp.
   9.625% due 5/15/28                                   230       275
                                                               ------
RUSSIA--0.4%
Gazprom OAO (Gaz Capital SA) 144A(b)
   6.212% due 11/22/16                                  230       213
   6.510% due 3/7/22                                    125       111
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
   5.670% due 3/5/14(b)                                 310       288
TNK-BP Finance SA RegS
   6.125% due 3/20/12(e)                                300       283
                                                               ------
                                                                  895
                                                               ------
SINGAPORE--0.2%
DBS Bank Ltd. 144A
   5.000% due 11/15/19(b) (c)                           525       481
                                                               ------
SOUTH KOREA--0.2%
Export-Import Bank of Korea
   5.500% due 10/17/12                                  250       256
Korea Development Bank
   5.300% due 1/17/13                                   137       141
                                                               ------
                                                                  397
                                                               ------
SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14(b)                                 150       138
                                                               ------

Phoenix Strategic Allocation Series

                                                         PAR VALUE     VALUE
                                                           (000)       (000)
                                                         ---------    -------
TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
   4.865% due 2/15/12(b) (c)                             $     400    $   385
                                                                      -------
UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A(b)
   5.620% due 10/25/12                                         180        183
   5.875% due 10/27/16                                         305        303
                                                                      -------
                                                                          486
                                                                      -------
UNITED KINGDOM--0.6%
HBOS plc 144A
   5.375% due 11/29/49(b) (c)                                1,000        858
Tate & Lyle International Finance plc 144A
   6.625% due 6/15/16(b)                                       275        277
Vodafone Group plc
   5.000% due 9/15/15                                          150        142
   6.150% due 2/27/37                                          145        135
                                                                      -------
                                                                        1,412
                                                                      -------
UNITED STATES--0.1%
Nova Chemicals Corp.
   7.863% due 11/15/13(c)                                      195        164
Tyco Electronic Group SA 144A
   6.000% due 10/1/12(b)                                       100        103
                                                                      -------
                                                                          267
VENEZUELA--0.1%
Petroleos de Venezuela S.A
   5.250% due 4/12/17                                          375        247
                                                                      -------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $9,065)                                                8,704
                                                                      -------
DOMESTIC LOAN AGREEMENTS(c)--1.3%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F
   6.646% due 3/31/14                                           40         39
                                                                      -------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
   8.000% due 12/15/13                                         298        245
                                                                      -------
BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC Tranche
   7.060% due 3/6/14                                           274        232
                                                                      -------

                                                         PAR VALUE     VALUE
                                                           (000)       (000)
                                                         ---------    -------
CONSUMER FINANCE--0.1%
Hertz Corp. Letter of Credit
   6.698% due 12/21/12                                   $      45    $    42
Hertz Corp. Tranche B
   4.470% due 12/21/12                                         253        236
                                                                      -------
                                                                          278
                                                                      -------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. Tranche B3
   5.349% due 9/24/14                                          398        360
                                                                      -------
ELECTRIC UTILITIES--0.0%
Energy Future Holdings Corp. Tranche B2
   6.537% due 10/10/14                                          73         66
                                                                      -------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. Letter of Credit A
   6.100% due 3/28/14                                          131        124
Allied Waste North America, Inc. Tranche B
   6.528% due 3/28/14                                          220        209
                                                                      -------
                                                                          333
                                                                      -------
HEALTH CARE FACILITIES--0.0%
Health Management Associates, Inc. Tranche B
   6.580% due 2/28/14                                           39         34
                                                                      -------
HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
   4.870% due 2/6/14                                           186        162
                                                                      -------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Level 3 Communications, Inc. Tranche B
   7.493% due 3/13/14                                           18         16
                                                                      -------
OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group, Inc. Tranche
   6.603% due 7/1/13                                            66         64
Hercules Offshore, Inc. Tranche
   6.580% due 7/11/13                                           60         57
                                                                      -------
                                                                          121
                                                                      -------
PAPER PRODUCTS--0.1%
Georgia-Pacific Corp. Tranche B1
   5.385% due 12/20/12                                         298        277
                                                                      -------
PUBLISHING--0.1%
Idearc, Inc. Tranche B
   6.830% due 11/17/14                                         298        240
                                                                      -------

Phoenix Strategic Allocation Series

                                                           PAR VALUE      VALUE
                                                             (000)        (000)
                                                           ---------     ------
RESTAURANTS--0.1%
Burger King Corp. Tranche B1
   6.375% due 6/30/12                                      $     121     $  120
                                                                         ------
SPECIALIZED FINANCE--0.1%
Solar Capital Corp. Tranche B
   4.878% due 2/28/14                                            298        277
                                                                         ------
SPECIALTY CHEMICALS--0.1%
Compass Minerals Group, Inc. Tranche B
   5.850% due 12/22/12                                           170        164
                                                                         ------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
ALLTEL Communications, Inc. Tranche B3
   5.568% due 5/15/15                                            159        143
                                                                         ------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $3,408)                                                  3,107
                                                                         ------
FOREIGN LOAN AGREEMENTS(c) (d)--0.0%

UNITED STATES--0.0%
Bausch & Lomb, Inc. Tranche
   8.127% due 4/26/15                                             24(j)      36
                                                                         ------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $34)                                                        36
                                                                         ------

                                                                          VALUE
                                                             SHARES       (000)
                                                           ---------     -------
DOMESTIC COMMON STOCKS--55.7%

ADVERTISING--0.2%
Omnicom Group, Inc.                                            8,800        389
                                                                         ------
AEROSPACE & DEFENSE--3.0%
Boeing Co. (The)                                              19,600      1,458
General Dynamics Corp.                                         4,500        375
Honeywell International, Inc.                                 16,300        919
Lockheed Martin Corp.                                         12,600      1,251
Northrop Grumman Corp.                                         7,800        607
Raytheon Co.                                                   8,600        556
United Technologies Corp.                                     29,900      2,058
                                                                         ------
                                                                          7,224
                                                                         ------
AIRLINES--0.1%
AMR Corp.(f)                                                  10,300         93
Continental Airlines, Inc. Class B(f)                          3,700         71
                                                                         ------
                                                                            164
                                                                         ------

                                                                          VALUE
                                                            SHARES        (000)
                                                           ---------     -------
APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                                1,100     $   80
Aeropostale, Inc.(f)                                           3,050         83
Gap, Inc. (The)                                               23,000        452
Men's Wearhouse, Inc. (The)                                    4,200         98
                                                                         ------
                                                                            713
                                                                         ------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Coach, Inc.(f)                                                 7,000        211
VF Corp.                                                       4,200        326
                                                                         ------
                                                                            537
                                                                         ------
ASSET MANAGEMENT & CUSTODY BANKS--2.0%
American Capital Strategies Ltd.                               3,300        113
Ameriprise Financial, Inc.                                     9,100        472
Bank of New York Mellon Corp. (The)                           24,457      1,020
Federated Investors, Inc. Class B                              8,300        325
Franklin Resources, Inc.                                       7,700        747
Legg Mason, Inc.                                               2,000        112
Northern Trust Corp.                                          10,300        685
SEI Investments Co.                                           12,300        304
State Street Corp.                                            14,700      1,161
                                                                         ------
                                                                          4,939
                                                                         ------
AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(f)                                                 16,900        438
                                                                         ------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co.(f)                                             21,500        123
General Motors Corp.                                          11,500        219
                                                                         ------
                                                                            342
                                                                         ------
BIOTECHNOLOGY--0.2%
Cephalon, Inc.(f)                                              8,400         541
                                                                         -------
BREWERS--0.4%
Anheuser-Busch Cos., Inc.                                     19,800         939
                                                                         -------
BROADCASTING & CABLE TV--0.3%
CBS Corp. Class B                                             34,510         762
                                                                         -------
COAL & CONSUMABLE FUELS--0.2%
Massey Energy Co.                                             15,800         577
                                                                         -------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                                   18,200         552
                                                                         -------
COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc.(f)                                        88,200       2,125
Corning, Inc.                                                  6,100         147

Phoenix Strategic Allocation Series

                                                                          VALUE
                                                             SHARES       (000)
                                                           ---------     -------
COMMUNICATIONS EQUIPMENT--(CONTINUED)
JDS Uniphase Corp.(f)                                         15,400     $   206
                                                                         -------
                                                                           2,478
                                                                         -------
COMPUTER & ELECTRONICS RETAIL--0.3%
Best Buy Co., Inc.                                            11,800         489
RadioShack Corp.                                              16,300         265
                                                                         -------
                                                                             754
                                                                         -------
COMPUTER HARDWARE--2.5%
Hewlett-Packard Co.                                           51,350       2,345
International Business Machines Corp.                         31,400       3,615
                                                                         -------
                                                                           5,960
                                                                         -------
COMPUTER STORAGE & PERIPHERALS--0.3%
Emulex Corp.(f)                                               18,000         292
NetApp, Inc.(f)                                               14,000         281
QLogic Corp.(f)                                                9,900         152
                                                                         -------
                                                                             725
                                                                         -------
CONSTRUCTION & ENGINEERING--0.1%
Perini Corp.(f)                                                6,900         250
                                                                         -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
AGCO Corp.(f)                                                  7,000         419
Cummins, Inc.                                                  2,400         113
Toro Co. (The)                                                 6,500         269
                                                                         -------
                                                                             801
                                                                         -------
CONSUMER FINANCE--0.2%
American Express Co.                                           9,500         415
                                                                         -------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Automatic Data Processing, Inc.                               17,800         755
Electronic Data Systems Corp.                                 13,900         231
Metavante Technologies, Inc.(f)                               16,300         326
                                                                         -------
                                                                           1,312
                                                                         -------
DEPARTMENT STORES--0.2%
Macy's, Inc.                                                  23,400         540
                                                                         -------
DIVERSIFIED BANKS--0.7%
Wells Fargo & Co.                                             54,100       1,574
                                                                         -------
DIVERSIFIED CHEMICALS--0.8%
Dow Chemical Co. (The)                                        12,400         457
du Pont (E.I.) de Nemours & Co.                               22,000       1,029
PPG Industries, Inc.                                           8,300         502
                                                                         -------
                                                                           1,988
                                                                         -------

                                                                          VALUE
                                                             SHARES       (000)
                                                           ---------     -------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Dun & Bradstreet Corp.                                         4,300     $   350
                                                                         -------
DIVERSIFIED METALS & MINING--0.2%
Southern Copper Corp.                                          4,700         488
                                                                         -------
ELECTRIC UTILITIES--0.4%
FirstEnergy Corp.                                             13,200         906
                                                                         -------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Acuity Brands, Inc.                                            2,100          90
Emerson Electric Co.                                          27,000       1,389
GrafTech International Ltd.(f)                                 5,900          96
                                                                         -------
                                                                           1,575
                                                                         -------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(f)                                 11,600         346
                                                                         -------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                                          7,600         261
                                                                         -------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc.(f)                              10,400         112
Waste Management, Inc.                                        13,100         440
                                                                         -------
                                                                             552
                                                                         -------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.(f)                                      5,400         192
                                                                         -------
FOOD RETAIL--0.4%
Great Atlantic & Pacific Tea Co., Inc.(The)(f)                 7,000         184
Kroger Co. (The)                                              17,100         434
SUPERVALU, Inc.                                                9,900         297
                                                                         -------
                                                                             915
                                                                         -------
FOOTWEAR--0.4%
NIKE, Inc. Class B                                            14,400         979
                                                                         -------
GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(f)                                             10,500         234
Dollar Tree, Inc.(f)                                           5,200         144
                                                                         -------
                                                                             378
                                                                         -------
HEALTH CARE EQUIPMENT--0.4%
Baxter International, Inc.                                    14,700         850
                                                                         -------
HEALTH CARE SERVICES--0.0%
Medco Health Solutions, Inc.(f)                                2,400         105
                                                                         -------
HOME IMPROVEMENT RETAIL--0.1%
Sherwin-Williams Co. (The)                                     5,200         265
                                                                         -------

Phoenix Strategic Allocation Series

                                                                  VALUE
                                                  SHARES          (000)
                                                  -------        -------
HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                 5,500        $   262
Whirlpool Corp.                                     3,200            278
                                                                 -------
                                                                     540
                                                                 -------
HOUSEHOLD PRODUCTS--0.8%
Clorox Co. (The)                                   13,800            781
Kimberly-Clark Corp.                                5,300            342
Procter & Gamble Co. (The)                         10,000            701
                                                                 -------
                                                                   1,824
                                                                 -------
HOUSEWARES & SPECIALTIES--0.1%
Newell Rubbermaid, Inc.                            12,300            281
                                                                 -------
HYPERMARKETS & SUPER CENTERS--0.5%
BJ's Wholesale Club, Inc.(f)                       12,300            439
Wal-Mart Stores, Inc.                              15,000            790
                                                                 -------
                                                                   1,229
                                                                 -------
INDUSTRIAL CONGLOMERATES--0.6%
Teleflex, Inc.                                      3,500            167
Tyco International Ltd.                            27,300          1,202
                                                                 -------
                                                                   1,369
                                                                 -------
INDUSTRIAL MACHINERY--0.9%
Dover Corp.                                         7,000            292
Eaton Corp.                                        12,800          1,020
Gardner Denver, Inc.(f)                             4,800            178
Parker Hannifin Corp.                               8,750            606
                                                                 -------
                                                                   2,096
                                                                 -------
INSURANCE BROKERS--0.2%
AON Corp.                                          11,100            446
                                                                 -------
INTEGRATED OIL & GAS--5.7%
Chevron Corp.                                       9,700            828
ConocoPhillips                                     38,100          2,904
Exxon Mobil Corp.                                  78,900          6,673
Occidental Petroleum Corp.                         48,100          3,519
                                                                 -------
                                                                  13,924
                                                                 -------
INTEGRATED TELECOMMUNICATION SERVICES--2.4%
AT&T, Inc.                                        106,057          4,062
Embarq Corp.                                        6,700            269
Qwest Communications International, Inc.           38,600            175
Verizon Communications, Inc.                       17,700            645
Windstream Corp.                                   57,400            686
                                                                 -------
                                                                   5,837
                                                                 -------

                                                                  VALUE
                                                  SHARES          (000)
                                                  -------        -------
INTERNET RETAIL--0.2%
Expedia, Inc.(f)                                    7,500        $   164
IAC/InterActiveCorp.(f)                            14,500            301
                                                                 -------
                                                                     465
                                                                 -------
INTERNET SOFTWARE & SERVICES--0.4%
eBay, Inc.(f)                                      36,400          1,086
                                                                 -------
INVESTMENT BANKING & BROKERAGE--0.2%
Goldman Sachs Group, Inc. (The)                     1,900            314
TD Ameritrade Holding Corp.(f)                     16,300            269
                                                                 -------
                                                                     583
                                                                 -------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                        4,800            134
                                                                 -------
LIFE & HEALTH INSURANCE--2.3%
AFLAC, Inc.                                        11,600            753
Lincoln National Corp.                             14,700            764
MetLife, Inc.                                      32,700          1,971
Principal Financial Group, Inc. (The)              12,800            713
Prudential Financial, Inc.                         14,900          1,166
StanCorp Financial Group, Inc.                      2,800            134
Unum Group                                          4,700            103
                                                                 -------
                                                                   5,604
                                                                 -------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Invitrogen Corp.(f)                                 3,900            333
Thermo Fisher Scientific, Inc.(f)                  11,400            648
                                                                 -------
                                                                     981
                                                                 -------
MANAGED HEALTH CARE--1.0%
Aetna, Inc.                                        18,000            758
CIGNA Corp.                                        11,600            470
Coventry Health Care, Inc.(f)                       2,900            117
UnitedHealth Group, Inc.                           15,650            538
WellPoint, Inc.(f)                                 11,600            512
                                                                 -------
                                                                   2,395
                                                                 -------
METAL & GLASS CONTAINERS--0.2%
Ball Corp.                                          3,300            151
Owens-Illinois, Inc.(f)                             4,300            243
                                                                 -------
                                                                     394
                                                                 -------
MORTGAGE REITS--0.3%
Annaly Capital Management, Inc.                    38,900            596
iStar Financial, Inc.                              16,600            233
                                                                 -------
                                                                     829
                                                                 -------

Phoenix Strategic Allocation Series

                                                                  VALUE
                                                  SHARES          (000)
                                                 --------        -------
MOVIES & ENTERTAINMENT--1.6%
Time Warner, Inc.                                  74,200        $ 1,041
Viacom, Inc. Class B(f)                            33,600          1,331
Walt Disney Co. (The)                              50,800          1,594
                                                                 -------
                                                                   3,966
                                                                 -------
MULTI-LINE INSURANCE--0.7%
American International Group, Inc.                 29,900          1,293
Genworth Financial, Inc. Class A                    4,200             95
Hartford Financial Services Group, Inc. (The)       2,600            197
                                                                 -------
                                                                   1,585
                                                                 -------
MULTI-UTILITIES--0.4%
Public Service Enterprise Group, Inc.              26,200          1,053
                                                                 -------
OFFICE ELECTRONICS--0.0%
Xerox Corp.                                         6,500             97
                                                                 -------
OIL & GAS DRILLING--0.5%
ENSCO International, Inc.                           3,300            207
Transocean, Inc.(f)                                 7,900          1,068
                                                                 -------
                                                                   1,275
                                                                 -------
OIL & GAS EQUIPMENT & SERVICES--0.6%
Dresser-Rand Group, Inc.(f)                         6,600            203
National Oilwell Varco, Inc.(f)                    14,900            870
Tidewater, Inc.                                     7,000            386
                                                                 -------
                                                                   1,459
                                                                 -------
OIL & GAS EXPLORATION & PRODUCTION--0.4%
Devon Energy Corp.                                  1,500            156
Noble Energy, Inc.                                  1,800            131
Stone Energy Corp.(f)                               3,800            199
W&T Offshore, Inc.                                 10,500            358
                                                                 -------
                                                                     844
                                                                 -------
OIL & GAS REFINING & MARKETING--0.2%
Valero Energy Corp.                                11,700            575
                                                                 -------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.6%
Bank of America Corp.                              81,300          3,082
Citigroup, Inc.                                     9,400            201
JPMorgan Chase & Co.                               67,700          2,908
                                                                 -------
                                                                   6,191
                                                                 -------
PAPER PACKAGING--0.1%
Packaging Corporation of America                   12,700            284
                                                                 -------
PERSONAL PRODUCTS--0.1%
NBTY, Inc.(f)                                       6,300            189
                                                                 -------

                                                                  VALUE
                                                  SHARES          (000)
                                                 --------        -------
PHARMACEUTICALS--4.4%
Abbott Laboratories                                 4,100        $   226
Bristol-Myers Squibb Co.                           39,900            850
Endo Pharmaceuticals Holdings, Inc.(f)              8,000            192
Forest Laboratories, Inc.(f)                       12,800            512
Johnson & Johnson                                  50,800          3,295
King Pharmaceuticals, Inc.(f)                       8,000             70
Medicis Pharmaceutical Corp. Class A               11,000            217
Merck & Co., Inc.                                  51,000          1,935
Pfizer, Inc.                                      166,000          3,474
                                                                 -------
                                                                  10,771
                                                                 -------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co.                                   9,500            168
                                                                 -------
PROPERTY & CASUALTY INSURANCE--0.9%
Chubb Corp. (The)                                  12,400            614
Cincinnati Financial Corp.                          5,200            198
Philadelphia Consolidated Holding Co.(f)            3,300            106
Travelers Cos., Inc. (The)                         26,800          1,282
                                                                 -------
                                                                   2,200
                                                                 -------
RAILROADS--0.2%
Norfolk Southern Corp.                              6,900            375
                                                                 -------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Jones Lang LaSalle, Inc.                            1,600            124
                                                                 -------
REGIONAL BANKS--0.3%
Bank of Hawaii Corp.                                1,900             94
KeyCorp                                            11,900            261
Regions Financial Corp.                            14,000            277
SunTrust Banks, Inc.                                3,200            176
                                                                 -------
                                                                     808
                                                                 -------
RESTAURANTS--0.8%
McDonald's Corp.                                   35,100          1,957
                                                                 -------
SEMICONDUCTOR EQUIPMENT--0.6%
Applied Materials, Inc.                            42,300            825
MEMC Electronic Materials, Inc.(f)                  3,700            262
Novellus Systems, Inc.(f)                          12,700            268
                                                                 -------
                                                                   1,355
                                                                 -------
SEMICONDUCTORS--1.3%
Amkor Technology, Inc.(f)                          15,000            160
Integrated Device Technology,Inc.(f)               21,300            190
Intel Corp.                                        69,200          1,466
NVIDIA Corp.(f)                                    16,550            328

Phoenix Strategic Allocation Series

                                                                  VALUE
                                                  SHARES          (000)
                                                 --------        -------
SEMICONDUCTORS--(CONTINUED)
Texas Instruments, Inc.                            31,400        $   888
                                                                 -------
                                                                   3,032
                                                                 -------
SOFT DRINKS--0.9%
Coca-Cola Co. (The)                                12,600            767
Coca-Cola Enterprises, Inc.                        34,000            823
Pepsi Bottling Group, Inc. (The)                   13,800            468
                                                                 -------
                                                                   2,058
                                                                 -------
SPECIALIZED REITS--0.1%
Host Hotels & Resorts, Inc.                        12,000            191
Sunstone Hotel Investors, Inc.                      5,900             94
                                                                 -------
                                                                     285
                                                                 -------
SPECIALTY CHEMICALS--0.2%
Lubrizol Corp. (The)                                7,600            422
                                                                 -------
STEEL--0.2%
AK Steel Holding Corp.                             10,800            588
                                                                 -------

SYSTEMS SOFTWARE--2.7%
BMC Software, Inc.(f)                               8,500            276
McAfee, Inc.(f)                                     4,100            136
Microsoft Corp.                                   144,000          4,087
Oracle Corp.(f)                                    73,800          1,443
Symantec Corp.(f)                                  38,300            637
                                                                 -------
                                                                   6,579
                                                                 -------
TECHNOLOGY DISTRIBUTORS--0.0%
Arrow Electronics, Inc.(f)                          2,600             87
                                                                 -------
TOBACCO--1.4%
Altria Group, Inc.                                 21,760            483
Loews Corp. - Carolina Group                       14,000          1,016
Philip Morris International, Inc.(f)               21,760          1,100
Reynolds American, Inc.                             2,400            142
Universal Corp.                                    11,000            721
                                                                 -------
                                                                   3,462
                                                                 -------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Telephone & Data Systems, Inc.                      4,100            161
                                                                 -------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $121,609)                                       135,043
                                                                 -------
FOREIGN COMMON STOCKS(d)--1.0%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                              4,100            206
                                                                 -------

                                                                  VALUE
                                                  SHARES          (000)
                                                 --------        -------
COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore)                     14,700        $   308
                                                                 -------
INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co. Ltd. Class A (United States)     3,500            156
                                                                 -------
IT CONSULTING & OTHER SERVICES--0.3%
Accenture Ltd. Class A (United States)             22,700            798
                                                                 -------
PERSONAL PRODUCTS--0.2%
Herbalife Ltd. (United States)                      7,900            375
                                                                 -------
PROPERTY & CASUALTY INSURANCE--0.2%
ACE Ltd. (United States)                            5,500            303
XL Capital Ltd. Class A (United States)             7,700            228
                                                                 -------
                                                                     531
                                                                 -------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,805)                                           2,374
                                                                 -------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $226,613)                                       237,102
                                                                 -------
SHORT-TERM INVESTMENTS--1.1%

                                                   PAR VALUE     VALUE
                                                     (000)       (000)
                                                   ---------   ---------
COMMERCIAL PAPER(m)--1.1%
Cintas Corporation No. 2
  2.850% due 4/1/08                                 2,655          2,655
                                                               ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,655)                                           2,655
                                                               ---------
TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $229,268)                                       239,757(a)
Other assets and liabilities, net--1.1%                            2,640
                                                               ---------
NET ASSETS--100.0%                                             $ 242,397
                                                               =========

Phoenix Strategic Allocation Series

ABBREVIATIONS:

FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA
FINANCIAL SECURITY ASSURANCE, INC.

GNMA
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,622 and gross depreciation of $12,608 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $229,743.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $13,112 (reported in 000's) or 5.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B, "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)   Non-income producing.
(g)   Par value represents Australian Dollar.
(h)   Par value represents Brazilian Real.
(i)   Par value represents Canadian Dollar.
(j)   Par value represents Euro.
(k)   Par value represents Norwegian Krone.
(l)   Par value represents Swedish Krona.
(m)   The rate shown is the discount rate.

Phoenix-Aberdeen International Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                VALUE
                                                    SHARES      (000)
                                                  ----------  ---------
FOREIGN COMMON STOCKS(b)--96.0%

ARGENTINA--3.2%
Tenaris S.A. ADR (Oil & Gas Equipment &
  Services)                                         294,700   $  14,691
                                                              ---------
AUSTRALIA--1.1%
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                        244,800       4,969
                                                              ---------
BELGIUM--2.3%
Belgacom SA (Integrated Telecommunication
  Services)                                         239,900      10,624
                                                              ---------
BRAZIL--4.5%
Petroleo Brasileiro S.A. ADR (Integrated Oil &
  Gas)                                              242,700      20,554
                                                              ---------
FRANCE--1.1%
PSA Peugeot Citroen SA (Automobile
  Manufacturers)(c)                                  65,500       5,078
                                                              ---------
GERMANY--13.4%
adidas AG (Apparel, Accessories & Luxury Goods)     196,000      13,030
Commerzbank AG (Diversified Banks)                  312,000       9,753
Deutsche Post AG Registered Shares (Air Freight
  & Logistics)                                      374,400      11,437
Deutsche Postbank AG (Diversified Banks)             98,900       9,442
E.ON AG (Electric Utilities)                         97,700      18,087
                                                              ---------
                                                                 61,749
                                                              ---------
HONG KONG--5.3%
CLP Holdings Ltd. (Electric Utilities)            1,485,000      12,221
Swire Pacific Ltd. Class B (Multi-Sector
  Holdings)                                       5,445,000      12,132
                                                              ---------
                                                                 24,353
                                                              ---------
INDIA--0.9%
ICICI Bank Ltd. Sponsored ADR (Diversified
  Banks)                                            112,600       4,300
                                                              ---------
ITALY--5.6%
ENI S.p.A. (Integrated Oil & Gas)                   405,600      13,832
Intesa Sanpaolo S.p.A. (Diversified Banks)        1,720,500      12,128
                                                              ---------
                                                                 25,960
                                                              ---------

                                                                VALUE
                                                     SHARES     (000)
                                                   ---------   --------
JAPAN--14.6%
Bank of Kyoto Ltd. (The) (Regional Banks)(c)        372,000    $  4,523
Bank of Yokohama Ltd. (The) (Regional Banks)        724,000       4,917
Canon, Inc. (Office Electronics)                    323,550      14,899
Daito Trust Construction Co. Ltd. (Homebuilding)    214,100      11,040
ORIX Corp. (Consumer Finance)                        68,800       9,387
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)    214,600      10,743
Toyota Motor Corp. (Automobile Manufacturers)       229,300      11,433
                                                               --------
                                                                 66,942
                                                               --------
MEXICO--2.4%
Grupo Aeroportuario del Sureste S.A. de C.V.
  ADR (Airport Services)                            194,500      11,085
                                                               --------
NETHERLANDS--1.5%
Koninklijke Philips Electronics N.V.
  (Industrial Conglomerates)                        176,700       6,759
                                                               --------
PORTUGAL--2.4%
Portugal Telecom SGPS S.A. (Integrated
  Telecommunication Services)                       949,000      11,027
                                                               --------
SINGAPORE--3.7%
City Developments Ltd. (Real Estate Management
  & Development)                                    554,000       4,435
Oversea-Chinese Banking Corp., Ltd.
  (Diversified Banks)                             2,127,800      12,522
                                                               --------
                                                                 16,957
                                                               --------
SPAIN--2.5%
Corporacion Mapfre SA (Multi-line Insurance)      2,246,600      11,279
                                                               --------
SWEDEN--5.0%
Nordea Bank AB (Diversified Banks)                  812,400      13,166
Telefonaktiebolaget LM Ericsson Class B
  (Communications Equipment)                      4,881,300       9,579
                                                               --------
                                                                 22,745
                                                               --------
SWITZERLAND--6.1%
Nestle S.A. Registered Shares (Packaged Foods
  & Meats)                                           17,675       8,832
Zurich Financial Services AG Registered Shares
  (Multi-line Insurance)                             60,850      19,163
                                                               --------
                                                                 27,995
                                                               --------

Phoenix-Aberdeen International Series

                                                                VALUE
                                                    SHARES      (000)
                                                  ----------  ---------
TAIWAN--3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.
  Sponsored ADR (Semiconductors)                  1,687,132   $  17,327
                                                              ---------
UNITED KINGDOM--16.6%
AstraZeneca plc (Pharmaceuticals)                   219,500       8,207
British American Tobacco plc (Tobacco)              248,400       9,322
Centrica plc (Multi-Utilities)                    1,748,400      10,349
Morrison (WM.) Supermarkets plc (Food Retail)     1,267,600       6,900
Premier Foods plc (Packaged Foods & Meats)        4,350,700       9,692
Vodafone Group plc (Wireless Telecommunication
  Services)                                       4,452,030      13,333
Weir Group plc (The) (Industrial Machinery)         621,200       9,382
Wolseley plc (Trading Companies & Distributors)     869,300       9,144
                                                              ---------
                                                                 76,329
                                                              ---------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $372,157)                                      440,723
                                                              ---------
FOREIGN PREFERRED STOCKS(b)--3.2%

SOUTH KOREA--3.2%
Samsung Electronics Co., Ltd. Pfd. 1.10%
  (Semiconductors)                                   32,300      14,547
                                                              ---------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $11,881)                                        14,547
                                                              ---------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $384,038)                                      455,270
                                                              ---------

SHORT-TERM INVESTMENTS--0.9%

MONEY MARKET MUTUAL FUNDS--0.3%
State Street Navigator Prime Plus (3.182%
  seven-day effective yield)(d)                   1,375,410       1,375
                                                              ---------

                                                  PAR VALUE     VALUE
                                                    (000)       (000)
                                                  ---------   ---------
COMMERCIAL PAPER(e)--0.6%
Cintas Corp. No. 2
  2.850% due 4/1/08                               $   2,830       2,830
                                                              ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,205)                                          4,205
                                                              ---------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $388,243)                                      459,475(a)

Other assets and liabilities, net--(0.1)%                          (306)
                                                              ---------
NET ASSETS--100.0%                                            $ 459,169
                                                              =========

ABBREVIATIONS:

ADR
AMERICAN DEPOSITARY RECEIPT

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $97,956 and gross depreciation of $27,692 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $389,211.
(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B, "Foreign security country determination" in the Notes to Schedules of Investments.
(c)   All or a portion of security is on loan.
(d) Represents security purchased with cash collateral received for securities on loan.
(e)   The rate shown is the discount rate.

Phoenix-Alger Small-Cap Growth Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                     VALUE
                                                          SHARES     (000)
                                                         --------  --------
DOMESTIC COMMON STOCKS--94.3%

AEROSPACE & DEFENSE--2.7%
BE Aerospace, Inc.(b)                                     16,775   $   586
Esterline Technologies Corp.(b)                           12,505       630
                                                                   -------
                                                                     1,216
                                                                   -------
AIR FREIGHT & LOGISTICS--0.2%
Pacer International, Inc.                                  6,500       107
                                                                   -------
AIRLINES--0.7%
AirTran Holdings, Inc.(b)                                 46,880       309
                                                                   -------
ALTERNATIVE CARRIERS--0.5%
Time Warner Telecom, Inc. Class A(b)                      13,275       206
                                                                   -------
APPAREL RETAIL--2.1%
AnnTaylor Stores Corp.(b)                                 21,665       524
Bebe Stores, Inc.                                         36,605       393
                                                                   -------
                                                                       917
                                                                   -------
APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Phillips-Van Heusen Corp.                                 11,635       441
                                                                   -------
APPLICATION SOFTWARE--6.0%
ANSYS, Inc.(b)                                            17,470       603
Concur Technologies, Inc.(b)                              11,910       370
Solera Holdings, Inc.(b)                                  27,235       664
Synchronoss Technologies, Inc.(b)                         15,240       305
Taleo Corp. Class A(b)                                    21,435       416
TIBCO Software, Inc.(b)                                   43,430       310
                                                                   -------
                                                                     2,668
                                                                   -------
AUTO PARTS & EQUIPMENT--1.2%
Tenneco, Inc.(b)                                          19,850       555
                                                                   -------
BIOTECHNOLOGY--6.5%
Acorda Therapeutics, Inc.(b)                              12,525       225
BioMarin Pharmaceutical, Inc.(b)                          14,695       520
Cepheid, Inc.(b)                                          17,780       434
Cubist Pharmaceuticals, Inc.(b)                           17,705       326
InterMune, Inc.(b)                                        14,110       206
OSI Pharmaceuticals, Inc.(b)                               6,270       234
Savient Pharmaceuticals, Inc.(b)                          23,090       462
United Therapeutics Corp.(b)                               5,590       484
                                                                   -------
                                                                     2,891
                                                                   -------

                                                                    VALUE
                                                          SHARES    (000)
                                                         --------  -------
CASINOS & GAMING--1.4%
Bally Technologies, Inc.(b)                               10,360   $   356
WMS Industries, Inc.(b)                                    6,880       247
                                                                   -------
                                                                       603
                                                                   -------
COMMUNICATIONS EQUIPMENT--3.2%
Acme Packet, Inc.(b)                                      33,400       267
Foundry Networks, Inc.(b)                                 30,015       348
Polycom, Inc.(b)                                          23,605       532
Sonus Networks, Inc.(b)                                   83,455       287
                                                                   -------
                                                                     1,434
                                                                   -------
COMPUTER HARDWARE--0.3%
Avid Technology, Inc.(b)                                   4,790       117
                                                                   -------
COMPUTER STORAGE & PERIPHERALS--1.6%
Emulex Corp.(b)                                           22,185       360
Synaptics, Inc.(b)                                        14,690       351
                                                                   -------
                                                                       711
                                                                   -------
CONSTRUCTION & ENGINEERING--2.0%
Aecom Technology Corp.(b)                                 22,835       594
URS Corp.(b)                                               8,745       286
                                                                   -------
                                                                       880
                                                                   -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Bucyrus International, Inc. Class A                        5,555       565
                                                                   -------
DATA PROCESSING & OUTSOURCED SERVICES--2.8%
NeuStar, Inc. Class A(b)                                  19,795       524
VeriFone Holdings, Inc.(b)                                14,920       237
Wright Express Corp.(b)                                   15,080       463
                                                                   -------
                                                                     1,224
                                                                   -------
DISTILLERS & VINTNERS--1.4%
Central European Distribution Corp.(b)                    10,815       629
                                                                   -------
DISTRIBUTORS--1.3%
LKQ Corp.(b)                                              26,000       584
                                                                   -------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--5.1%
Corporate Executive Board Co. (The)                        2,875       116
FTI Consulting, Inc.(b)                                    9,285       660
GEO Group, Inc. (The)(b)                                  23,295       663
IHS, Inc.(b)                                               4,170       268

Phoenix-Alger Small-Cap Growth Series

                                                                    VALUE
                                                          SHARES    (000)
                                                         --------  -------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--(CONTINUED)
TeleTech Holdings, Inc.(b)                                24,540   $   551
                                                                   -------
                                                                     2,258
                                                                   -------
DIVERSIFIED METALS & MINING--1.7%
RTI International Metals, Inc.(b)                          4,925       223
Thompson Creek Metals Co., Inc.(b)                        30,015       548
                                                                   -------
                                                                       771
                                                                   -------
ELECTRIC UTILITIES--1.4%
ITC Holdings Corp.                                        12,165       633
                                                                   -------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
JA Solar Holdings Co. Ltd. ADR(b)                         25,560       475
                                                                   -------
FOOTWEAR--2.1%
Deckers Outdoor Corp.(b)                                   4,210       454
Iconix Brand Group, Inc.(b)                               26,520       460
                                                                   -------
                                                                       914
                                                                   -------
HEALTH CARE EQUIPMENT--2.9%
Hologic, Inc.(b)                                           8,180       455
Meridian Bioscience, Inc.                                 13,720       459
Thoratec Corp.(b)                                         27,173       388
                                                                   -------
                                                                     1,302
                                                                   -------
HEALTH CARE FACILITIES--0.8%
Psychiatric Solutions, Inc.(b)                             9,840       334
                                                                   -------
HEALTH CARE SERVICES--2.2%
Gentiva Health Services, Inc.(b)                          23,960       522
Landauer, Inc.                                             9,500       478
                                                                   -------
                                                                     1,000
                                                                   -------
HEALTH CARE SUPPLIES--0.7%
Inverness Medical Innovations, Inc.(b)                    10,885       328
                                                                   -------
HOME ENTERTAINMENT SOFTWARE--1.0%
THQ, Inc.(b)                                              20,590       449
                                                                   -------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.4%
Resources Connection, Inc.                                10,000       179
                                                                   -------
INDUSTRIAL MACHINERY--3.9%
Actuant Corp. Class A                                     19,320       584
CLARCOR, Inc.                                             14,590       519
RBC Bearings, Inc.(b)                                     16,385       608
                                                                   -------
                                                                     1,711
                                                                   -------
INTEGRATED TELECOMMUNICATION SERVICES--1.2%
Cincinnati Bell, Inc.(b)                                 121,215       516
                                                                   -------

                                                                    VALUE
                                                          SHARES    (000)
                                                         --------  -------
INTERNET RETAIL--2.4%
GSI Commerce, Inc.(b)                                     36,604   $   481
priceline.com, Inc.(b)                                     4,675       565
                                                                   -------
                                                                     1,046
                                                                   -------
INTERNET SOFTWARE & SERVICES--3.7%
Autobytel, Inc.(d)                                         3,757         8
Autobytel, Inc.(b)                                        60,530       131
DealerTrack Holdings, Inc.(b)                             16,870       341
Digital River, Inc.(b)                                     8,055       250
j2 Global Communications, Inc.(b)                          4,785       107
Omniture, Inc.(b)                                         12,935       300
VistaPrint Ltd.(b)                                        15,030       525
                                                                   -------
                                                                     1,662
                                                                   -------
INVESTMENT BANKING & BROKERAGE--0.7%
Greenhill & Co., Inc.                                      4,605       320
                                                                   -------
IT CONSULTING & OTHER SERVICES--0.4%
SI International, Inc.(b)                                  9,010       173
                                                                   -------
LEISURE FACILITIES--1.2%
Life Time Fitness, Inc.(b)                                16,965       529
                                                                   -------
LIFE SCIENCES TOOLS & SERVICES--3.3%
Illumina, Inc.(b)                                          8,435       640
Nektar Therapeutics(b)                                    29,690       206
Parexel International Corp.(b)                            23,480       613
                                                                   -------
                                                                     1,459
                                                                   -------
METAL & GLASS CONTAINERS--1.4%
Silgan Holdings, Inc.                                     12,800       635
                                                                   -------
OIL & GAS EQUIPMENT & SERVICES--2.7%
Cal Dive International, Inc.(b)                           30,161       313
Dril-Quip, Inc.(b)                                         9,465       440
T-3 Energy Services, Inc.(b)                              10,255       436
                                                                   -------
                                                                     1,189
                                                                   -------
OIL & GAS EXPLORATION & PRODUCTION--3.7%
Carrizo Oil & Gas, Inc.(b)                                 8,915       528
Concho Resources, Inc.(b)                                 24,560       630
Mariner Energy, Inc.(b)                                   18,075       488
                                                                   -------
                                                                     1,646
                                                                   -------
OIL & GAS REFINING & MARKETING--1.0%
CVR Energy, Inc.(b)                                       18,685       430
                                                                   -------
PACKAGED FOODS & MEATS--1.5%
Hain Celestial Group, Inc. (The)(b)                       22,310       658
                                                                   -------

Phoenix-Alger Small-Cap Growth Series

                                                                    VALUE
                                                          SHARES    (000)
                                                         --------  --------
PROPERTY & CASUALTY INSURANCE--1.0%
First Mercury Financial Corp.(b)                          26,130   $    455
                                                                   --------
REGIONAL BANKS--1.6%
First Midwest Bancorp, Inc.                               16,730        465
Signature Bank(b)                                          9,545        243
                                                                   --------
                                                                        708
                                                                   --------
REINSURANCE--0.6%
Max Capital Group Ltd.                                    10,650        279
                                                                   --------
RESTAURANTS--0.5%
McCormick & Schmick's Seafood Restaurants, Inc.(b)        20,225        236
                                                                   --------
SEMICONDUCTOR EQUIPMENT--0.8%
Tessera Technologies, Inc.(b)                             17,085        355
                                                                   --------
SEMICONDUCTORS--3.0%
Atheros Communications, Inc.(b)                           15,940        332
Cavium Networks, Inc.(b)                                  12,910        212
Microsemi Corp.(b)                                        23,320        531
ON Semiconductor Corp.(b)                                 47,130        268
                                                                   --------
                                                                      1,343
                                                                   --------
SPECIALIZED CONSUMER SERVICES--0.8%
Matthews International Corp. Class A                       7,700        372
                                                                   --------
SPECIALTY CHEMICALS--1.6%
Balchem Corp.                                             14,100        323
Zoltek Cos., Inc.(b)                                      14,395        382
                                                                   --------
                                                                        705
                                                                   --------
THRIFTS & MORTGAGE FINANCE--0.3%
FirstFed Financial Corp.(b)                                5,555        151
                                                                   --------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
SBA Communications Corp. Class A(b)                       20,855        622
                                                                   ========
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $37,826)                                            41,900
                                                                   --------

                                                                    VALUE
                                                         SHARES     (000)
                                                        --------   --------
FOREIGN COMMON STOCKS(c)--4.3%

COAL & CONSUMABLE FUELS--0.2%
Uranium One, Inc. (Canada)(b)                             31,380   $    103
                                                                   --------
COMMUNICATIONS EQUIPMENT--1.3%
NICE Systems Ltd. - Sponsored ADR (Israel)(b)             20,880        589
                                                                   --------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
Petrobank Energy & Resources Ltd. (Canada)(b)             11,350        517
                                                                   --------
REINSURANCE--0.5%
Platinum Underwriters Holdings Ltd. (United States)        6,460        210
                                                                   --------
TECHNOLOGY DISTRIBUTORS--1.1%
Mellanox Technologies Ltd. (United States)(b)             33,671        469
                                                                   ========
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,951)                                              1,888
                                                                   --------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $39,777)                                            43,788
                                                                   --------

                                                        PAR VALUE     VALUE
                                                          (000)       (000)
                                                        ---------  -----------
SHORT-TERM INVESTMENTS--1.1%

FEDERAL AGENCY SECURITIES(e)--1.1%
FHLB
  1.620% due 4/2/08                                      $   300        300
  1.000% due 4/4/08                                          200        200
                                                                   --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $500)                                                  500
                                                                   --------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $40,277)                                            44,288(a)

Other assets and liabilities, net--0.3%                                 121
                                                                   --------
NET ASSETS--100.0%                                                 $ 44,409
                                                                   ========

ABBREVIATIONS:

FHLB
FEDERAL HOME LOAN BANK

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,564 and gross depreciation of $4,785 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $40,509.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d) Illiquid and restricted security. At March 31, 2008, this security amounted to a value of $8 or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(e)   The rate shown is the discount rate.

Phoenix-Duff & Phelps Real Estate Securities Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                            VALUE
                                                  SHARES    (000)
                                                ---------  --------
DOMESTIC COMMON STOCKS--97.7%

REAL ESTATE INVESTMENT TRUSTS--97.7%

DIVERSIFIED--4.5%
Vornado Realty Trust                              70,354   $  6,065

HEALTH CARE--12.2%
HCP, Inc.                                        154,124      5,211
Health Care REIT, Inc.                            94,594      4,269
Nationwide Health Properties, Inc.                32,823      1,108
Ventas, Inc.                                     129,725      5,826
                                                           --------
                                                             16,414
                                                           --------
INDUSTRIAL/OFFICE--26.2%

INDUSTRIAL--7.7%
AMB Property Corp.                                38,645      2,103
DCT Industrial Trust, Inc.                        41,912        417
Prologis                                         132,904      7,823
                                                           --------
                                                             10,343
                                                           --------
OFFICE--13.8%
Alexandria Real Estate Equities, Inc.             50,460      4,679
Boston Properties, Inc.                           53,574      4,933
Corporate Office Properties Trust                114,871      3,861
Douglas Emmett, Inc.                              40,407        891
Kilroy Realty Corp.                                6,811        334
SL Green Realty Corp.                             46,153      3,760
                                                           --------
                                                             18,458
                                                           --------
SPECIALTY--4.7%
Digital Realty Trust, Inc.                       149,768      5,317
Entertainment Properties Trust                    20,261      1,000
                                                           --------
                                                              6,317
                                                           --------
                                                             35,118
                                                           --------
LODGING/RESORTS--6.6%
DiamondRock Hospitality Co.                      127,189      1,612
Hospitality Properties Trust                      27,757        944
Host Hotels & Resorts, Inc.                      276,433      4,401
LaSalle Hotel Properties                          33,907        974
Sunstone Hotel Investors, Inc.                    54,058        865
                                                           --------
                                                              8,796
                                                           --------

                                                            VALUE
                                                 SHARES     (000)
                                               ---------  --------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)

RESIDENTIAL--12.0%

APARTMENTS--12.0%
AvalonBay Communities, Inc.                      38,322   $   3,699
BRE Properties, Inc.                             40,910       1,864
Equity Residential                               86,817       3,602
Essex Property Trust, Inc.                       36,843       4,199
UDR, Inc.                                       110,330       2,705
                                                          ---------
                                                             16,069
                                                          ---------
RETAIL--31.0%

REGIONAL MALLS--18.3%
CBL & Associates Properties, Inc.                18,953         446
General Growth Properties, Inc.                 163,785       6,252
Macerich Co. (The)                               77,861       5,471
Simon Property Group, Inc.                      133,112      12,368
                                                          ---------
                                                             24,537
                                                          ---------
SHOPPING CENTERS--12.7%
Developers Diversified Realty Corp.              88,044       3,688
Federal Realty Investment Trust                  35,551       2,771
Kimco Realty Corp.                              131,893       5,166
Regency Centers Corp.                            44,274       2,867
Tanger Factory Outlet Centers, Inc.              67,980       2,615
                                                          ---------
                                                             17,107
                                                          ---------
                                                             41,644
                                                          ---------
SELF STORAGE--5.2%
Extra Space Storage, Inc.                       151,326       2,450
Public Storage, Inc.                             50,883       4,509
                                                          ---------
                                                              6,959
                                                          =========
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $86,573)                                   131,065
                                                          ---------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $86,573)                                   131,065
                                                          ---------

Phoenix-Duff & Phelps Real Estate Securities Series

                                              PAR VALUE      VALUE
                                                (000)        (000)
                                              ---------   ------------
SHORT-TERM INVESTMENTS--2.6%

FEDERAL AGENCY SECURITIES(b)--2.6%
  FHLB 1.50%, 4/1/08                           $ 3,555    $   3,555
                                                          ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,555)                                      3,555
                                                          ---------

Total Investments--100.3%
(IDENTIFIED COST $90,128)                                   134,620(a)

Other assets and liabilities, net--(0.3)%                      (423)
                                                          ---------
NET ASSETS--100.0%                                        $ 134,197
                                                          =========

ABBREVIATIONS:

FHLB
FEDERAL HOME LOAN BANK

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $43,599 and gross depreciation of $1,258 for federal income tax purposes. At March 31, 2008 , the aggregate cost of securities for federal income tax purposes was $92,279.
(b)   The rate shown is the discount rate.

Phoenix-Sanford Bernstein Mid-Cap Value Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                  VALUE
                                                        SHARES    (000)
                                                       --------  -------
DOMESTIC COMMON STOCKS--89.4%

AEROSPACE & DEFENSE--0.7%
Goodrich Corp.                                          15,800   $   909
                                                                 -------
AGRICULTURAL PRODUCTS--0.3%
Corn Products International, Inc.                       10,600       394
                                                                 -------
AIRLINES--1.4%
Alaska Air Group, Inc.(b)                               34,100       669
Continental Airlines, Inc. Class B(b)                   30,100       579
SkyWest, Inc.                                           30,200       638
                                                                 -------
                                                                   1,886
                                                                 -------
APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Jones Apparel Group, Inc.                               46,100       619
                                                                 -------
AUTO PARTS & EQUIPMENT--2.3%
ArvinMeritor, Inc.                                      93,500     1,170
TRW Automotive Holdings Corp.(b)                        79,000     1,846
                                                                 -------
                                                                   3,016
                                                                 -------
AUTOMOBILE MANUFACTURERS--0.4%
Thor Industries, Inc.                                   19,900       592
                                                                 -------
AUTOMOTIVE RETAIL--0.8%
AutoNation, Inc.(b)                                     66,961     1,002
                                                                 -------
BREWERS--1.7%
Molson Coors Brewing Co. Class B                        43,000     2,261
                                                                 -------
COMMUNICATIONS EQUIPMENT--1.0%
CommScope, Inc.(b)                                      34,500     1,202
Westlake Chemical Corp.                                  8,300       108
                                                                 -------
                                                                   1,310
                                                                 -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.5%
AGCO Corp.(b)                                           23,600     1,413
Terex Corp.(b)                                          30,900     1,931
                                                                 -------
                                                                   3,344
                                                                 -------
DEPARTMENT STORES--0.3%
Dillard's, Inc. Class A                                 23,000       396
                                                                 -------
DIVERSIFIED CHEMICALS--1.3%
Ashland, Inc.                                           35,900     1,698
                                                                 -------

                                                                  VALUE
                                                        SHARES    (000)
                                                      ---------  -------
ELECTRIC UTILITIES--3.3%
Allegheny Energy, Inc.                                  14,400   $   727
Northeast Utilities                                     61,800     1,516
Reliant Energy, Inc.(b)                                 89,200     2,110
                                                                 -------
                                                                   4,353
                                                                 -------
ELECTRICAL COMPONENTS & EQUIPMENT--4.2%
Acuity Brands, Inc.                                     25,100     1,078
Cooper Industries Ltd. Class A                          34,300     1,377
EnerSys(b)                                              63,600     1,522
Regal-Beloit Corp.                                      41,800     1,531
                                                                 -------
                                                                   5,508
                                                                 -------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.7%
Checkpoint Systems, Inc.(b)                             43,800     1,176
Vishay Intertechnology, Inc.(b)                        112,400     1,018
                                                                 -------
                                                                   2,194
                                                                 -------
ELECTRONIC MANUFACTURING SERVICES--0.2%
Sanmina-SCI Corp.(b)                                   167,000       271
                                                                 -------
FOOD DISTRIBUTORS--1.7%
Performance Food Group Co.(b)                           70,200     2,294
                                                                 -------
FOOD RETAIL--3.1%
Ruddick Corp.                                           64,300     2,370
SUPERVALU, Inc.                                         56,000     1,679
                                                                 -------
                                                                   4,049
                                                                 -------
GAS UTILITIES--1.0%
Atmos Energy Corp.                                      49,900     1,272
                                                                 -------
GENERAL MERCHANDISE STORES--0.6%
Big Lots, Inc.(b)                                       32,700       729
                                                                 -------
HEALTH CARE FACILITIES--1.2%
LifePoint Hospitals, Inc.(b)                            32,800       901
Universal Health Services, Inc. Class B                 12,000       644
                                                                 -------
                                                                   1,545
                                                                 -------
HEALTH CARE SERVICES--0.7%
Apria Healthcare Group, Inc.(b)                         29,600       584
Omnicare, Inc.                                          22,400       407
                                                                 -------
                                                                     991
                                                                 -------

Phoenix-Sanford Bernstein Mid-Cap Value Series

                                                                  VALUE
                                                        SHARES    (000)
                                                       --------  -------

HOME FURNISHINGS--0.5%
Furniture Brands International, Inc.                    59,700   $   698
                                                                 -------
HOMEBUILDING--0.3%
KB Home                                                 17,500       433
                                                                 -------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.8%
Kelly Services, Inc. Class A                            53,000     1,090
                                                                 -------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.8%
Constellation Energy Group, Inc.                        11,600     1,024
                                                                 -------
INDUSTRIAL MACHINERY--4.0%
Briggs & Stratton Corp.                                 55,600       995
Kennametal, Inc.                                        53,000     1,560
Mueller Industries, Inc.                                41,800     1,206
SPX Corp.                                               14,500     1,521
                                                                 -------
                                                                   5,282
                                                                 -------
INTEGRATED OIL & GAS--1.5%
Hess Corp.                                              22,700     2,002
                                                                 -------
LEISURE PRODUCTS--0.7%
Brunswick Corp.                                         56,200       898
                                                                 -------
LIFE & HEALTH INSURANCE--1.3%
StanCorp Financial Group, Inc.                          36,200     1,727
                                                                 -------
LIFE SCIENCES TOOLS & SERVICES--1.4%
PerkinElmer, Inc.                                       78,300     1,899
                                                                 -------
MANAGED HEALTH CARE--0.9%
Molina Healthcare, Inc.(b)                              48,800     1,192
                                                                 -------
METAL & GLASS CONTAINERS--1.3%
AptarGroup, Inc.                                        22,200       864
Silgan Holdings, Inc.                                   18,200       904
                                                                 -------
                                                                   1,768
                                                                 -------
MULTI-UTILITIES--1.3%
Puget Energy, Inc.                                      15,800       409
Wisconsin Energy Corp.                                  29,800     1,311
                                                                 -------
                                                                   1,720
                                                                 -------
OFFICE REITS--0.8%
Digital Realty Trust, Inc.                              31,500     1,118
                                                                 -------
OFFICE SERVICES & SUPPLIES--1.8%
IKON Office Solutions, Inc.                            125,300       952
United Stationers, Inc.(b)                              30,000     1,431
                                                                 -------
                                                                   2,383
                                                                 -------

                                                                  VALUE
                                                        SHARES    (000)
                                                       --------  -------
OIL & GAS DRILLING--1.0%
Helmerich & Payne, Inc.                                 14,500   $   680
Rowan Cos., Inc.                                        14,800       609
                                                                 -------
                                                                   1,289
                                                                 -------
OIL & GAS EQUIPMENT & SERVICES--1.8%
Exterran Holdings, Inc.(b)                               8,300       536
Oil States International, Inc.(b)                       41,500     1,859
                                                                 -------
                                                                   2,395
                                                                 -------
PACKAGED FOODS & MEATS--1.8%
Del Monte Foods Co.                                    116,009     1,106
Smithfield Foods, Inc.(b)                               22,800       587
Tyson Foods, Inc. Class A                               44,600       711
                                                                 -------
                                                                   2,404
                                                                 -------
PAPER PACKAGING--0.4%
Sonoco Products Co.                                     20,500       587
                                                                 -------
PROPERTY & CASUALTY INSURANCE--2.0%
Fidelity National Financial, Inc. Class A               75,900     1,391
Old Republic International Corp.                        92,500     1,194
                                                                 -------
                                                                   2,585
                                                                 -------
REGIONAL BANKS--7.0%
Central Pacific Financial Corp.                         68,300     1,288
South Financial Group, Inc. (The)                      110,000     1,635
Susquehanna Bancshares, Inc.                            70,600     1,438
Trustmark Corp.                                         71,734     1,598
UnionBanCal Corp.                                       14,500       712
Webster Financial Corp.                                 57,700     1,608
Whitney Holding Corp.                                   38,500       954
                                                                 -------
                                                                   9,233
                                                                 -------
RESIDENTIAL REITS--0.6%
Mid-America Apartment Communities, Inc.                 16,000       797
                                                                 -------
RESTAURANTS--0.4%
Papa John's International, Inc.(b)                      19,500       472
                                                                 -------
RETAIL REITS--1.0%
Tanger Factory Outlet Centers                           17,800       685
Taubman Centers, Inc.                                   13,400       698
                                                                 -------
                                                                   1,383
                                                                 -------
SEMICONDUCTOR EQUIPMENT--0.4%
Teradyne, Inc.(b)                                       45,000       559
                                                                 -------
SEMICONDUCTORS--1.6%
Amkor Technology, Inc.(b)                               79,400       850

Phoenix-Sanford Bernstein Mid-Cap Value Series

                                                                  VALUE
                                                        SHARES    (000)
                                                       --------  --------
SEMICONDUCTORS--(CONTINUED)
Spansion, Inc. Class A(b)                               78,000   $    214
Zoran Corp.(b)                                          72,900        996
                                                                 --------
                                                                    2,060
                                                                 --------
SPECIALIZED REITS--0.9%
Ashford Hospitality Trust, Inc.                         68,000        386
FelCor Lodging Trust, Inc.                              35,600        428
Strategic Hotels & Resorts, Inc.                        30,500        401
                                                                 --------
                                                                    1,215
                                                                 --------
SPECIALTY CHEMICALS--3.5%
Cytec Industries, Inc.                                  32,600      1,756
Lubrizol Corp. (The)                                    12,200        677
Rockwood Holdings, Inc.(b)                              64,900      2,127
                                                                 --------
                                                                    4,560
                                                                 --------
SPECIALTY STORES--0.1%
Office Depot, Inc.(b)                                    9,000         99
                                                                 --------
STEEL--4.1%
Cleveland-Cliffs, Inc.                                   6,600        791
Commercial Metals Co.                                   49,900      1,495
Quanex Corp.                                            33,200      1,718
Reliance Steel & Aluminum Co.                           13,500        808
Steel Dynamics, Inc.                                    19,800        654
                                                                 --------
                                                                    5,466
                                                                 --------
TECHNOLOGY DISTRIBUTORS--2.7%
Arrow Electronics, Inc.(b)                              40,500      1,363
Ingram Micro, Inc. Class A(b)                           35,500        562
Insight Enterprises, Inc.(b)                            38,000        665
Tech Data Corp.(b)                                      29,900        981
                                                                 --------
                                                                    3,571
                                                                 --------
THRIFTS & MORTGAGE FINANCE--2.8%
Astoria Financial Corp.                                 51,750      1,406
First Niagara Financial Group, Inc.                     48,900        665
Provident Financial Services, Inc.                     118,000      1,668
                                                                 --------
                                                                    3,739
                                                                 --------
TOBACCO--2.1%
Universal Corp.                                         41,300      2,706
                                                                 --------
TRADING COMPANIES & DISTRIBUTORS--1.5%
GATX Corp.                                              49,100      1,918
                                                                 --------
TRUCKING--5.4%
Arkansas Best Corp.                                     41,000      1,306
Avis Budget Group, Inc.(b)                              84,800        901

                                                                   VALUE
                                                        SHARES     (000)
                                                     ----------  ---------
TRUCKING--(CONTINUED)
Con-Way, Inc.                                           35,000   $   1,732
Ryder System, Inc.                                      29,100       1,772
Werner Enterprises, Inc.                                73,100       1,357
                                                                 ---------
                                                                     7,068
                                                                 ---------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $119,257)                                         117,973
                                                                 ---------
FOREIGN COMMON STOCKS(c)--7.1%

AUTO PARTS & EQUIPMENT--0.5%
Autoliv, Inc. (Sweden)                                  12,000         602
                                                                 ---------
COMMODITY CHEMICALS--0.6%
Methanex Corp. (Canada)                                 29,800         780
                                                                 ---------
ELECTRONIC MANUFACTURING SERVICES--0.3%
Flextronics International Ltd. (Singapore)(b)           47,229         443
                                                                 ---------

PROPERTY & CASUALTY INSURANCE--1.3%
Aspen Insurance Holdings Ltd. (Bermuda)                 66,100       1,744
                                                                 ---------

REINSURANCE--4.4%
Arch Capital Group Ltd. (United States)(b)              37,500       2,575
PartnerRe Ltd. (United States)                           6,700         511
Platinum Underwriters Holdings Ltd. (Bermuda)           64,000       2,078
RenaissanceRe Holdings Ltd. (United States)             13,500         701
                                                                 ---------
                                                                     5,865
                                                                 ---------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,115)                                             9,434
                                                                 ---------
TOTAL LONG TERM INVESTMENTS--96.5%
(IDENTIFIED COST $128,372)                                         127,407
                                                                 ---------
SHORT-TERM INVESTMENTS--4.1%

MONEY MARKET MUTUAL FUNDS--4.1%
SSgA Money Market Fund (2.800% seven-day
effective yield)                                     5,352,013       5,352
                                                                 =========
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,352)                                             5,352
                                                                 ---------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $133,724)                                         132,759(a)

Other assets and liabilities, net--(0.6)%                             (846)
                                                                 ---------
NET ASSETS--100.0%                                               $ 131,913
                                                                 =========

Phoenix-Sanford Bernstein Mid-Cap Value Series

ABBREVIATIONS:

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $18,312 and gross depreciation of $19,189 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $133,636.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix-Sanford Bernstein Small-Cap Value Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (Unaudited)

                                                                        VALUE
                                                         SHARES         (000)
                                                         -------        -----
DOMESTIC COMMON STOCKS--90.8%

AIRLINES--1.5%
Alaska Air Group, Inc.(b)                                19,100        $  375
Continental Airlines, Inc. Class B(b)                    14,500           279
SkyWest, Inc.                                            16,500           348
                                                                       ------
                                                                        1,002
                                                                       ------
APPAREL RETAIL--1.1%
Shoe Carnival, Inc.(b)                                   53,800           728
                                                                       ------
APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Jones Apparel Group, Inc.                                24,800           333
                                                                       ------
AUTO PARTS & EQUIPMENT--2.1%
ArvinMeritor, Inc.                                       35,500           444
TRW Automotive Holdings Corp.(b)                         41,500           970
                                                                       ------
                                                                        1,414
                                                                       ------
AUTOMOBILE MANUFACTURERS--1.0%
Monaco Coach Corp.                                       42,800           406
Thor Industries, Inc.                                    10,400           309
                                                                       ------
                                                                          715
                                                                       ------
AUTOMOTIVE RETAIL--1.0%
Sonic Automotive, Inc. Class A                           34,050           700
                                                                       ------
COMMUNICATIONS EQUIPMENT--1.1%
CommScope, Inc.(b)                                       20,300           707
Westlake Chemical Corp.                                   4,200            55
                                                                       ------
                                                                          762
                                                                       ------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--4.2%
Accuride Corp.(b)                                        94,875           776
Commercial Vehicle Group, Inc.(b)                        65,500           649
NACCO Industries, Inc. Class A                            5,600           454
Terex Corp.(b)                                           15,700           981
                                                                       ------
                                                                        2,860
                                                                       ------
DEPARTMENT STORES--0.3%
Dillard's, Inc. Class A                                  13,200           227
                                                                       ------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.5%
Angelica Corp.                                           18,375           330
                                                                       ------

                                                                        VALUE
                                                         SHARES         (000)
                                                         -------       ------
ELECTRIC UTILITIES--1.2%
Northeast Utilities                                      33,150        $  813
                                                                       ------
ELECTRICAL COMPONENTS & EQUIPMENT--2.8%
Acuity Brands, Inc.                                      11,900           511
EnerSys(b)                                               35,000           837
Regal-Beloit Corp.                                       14,600           535
                                                                       ------
                                                                        1,883
                                                                       ------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.4%
Checkpoint Systems, Inc.(b)                              13,800           371
Vishay Intertechnology, Inc.(b)                          63,400           574
                                                                       ------
                                                                          945
                                                                       ------
ELECTRONIC MANUFACTURING SERVICES--1.0%
CTS Corp.                                                53,900           577
Sanmina-SCI Corp.(b)                                     85,500           138
                                                                       ------
                                                                          715
                                                                       ------
FOOD DISTRIBUTORS--1.3%
Performance Food Group Co.(b)                            27,300           892
                                                                       ------
FOOD RETAIL--2.0%
Ruddick Corp.                                            37,500         1,382
                                                                       ------
GAS UTILITIES--0.9%
Atmos Energy Corp.                                       24,700           630
                                                                       ------
GENERAL MERCHANDISE STORES--0.3%
Big Lots, Inc.(b)                                        10,200           227
                                                                       ------
HEALTH CARE EQUIPMENT--2.4%
CONMED Corp.(b)                                          31,200           800
Datascope Corp.                                          19,500           808
                                                                       ------
                                                                        1,608
                                                                       ------
HEALTH CARE FACILITIES--1.4%
LifePoint Hospitals, Inc.(b)                             15,200           418
Skilled Healthcare Group, Inc. Class A(b)                14,800           162
Universal Health Services, Inc. Class B                   7,600           408
                                                                       ------
                                                                          988
                                                                       ------
HEALTH CARE SERVICES--1.5%
Apria Healthcare Group, Inc.(b)                          15,800           312
Gentiva Health Services, Inc.(b)                         31,700           690
                                                                       ------
                                                                        1,002
                                                                       ------
                                       1

Phoenix-Sanford Bernstein Small-Cap Value Series

                                                                        VALUE
                                                         SHARES         (000)
                                                         ------        ------
HOME FURNISHINGS--0.5%
Furniture Brands International, Inc.                     30,900        $  362
                                                                       ------
HOMEBUILDING--0.4%
KB Home                                                  10,200           252
                                                                       ------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.8%
Kelly Services, Inc. Class A                             27,400           563
                                                                       ------
INDUSTRIAL MACHINERY--6.1%
Briggs & Stratton Corp.                                  31,900           571
Columbus McKinnon Corp.(b)                               44,700         1,385
Hurco Cos., Inc.(b)                                       5,000           234
Kennametal, Inc.                                         26,000           765
Lydall, Inc.(b)                                          35,900           411
Mueller Industries, Inc.                                 22,200           640
Robbins & Myers, Inc.                                     4,400           144
                                                                       ------
                                                                        4,150
                                                                       ------
LEISURE PRODUCTS--1.0%
Brunswick Corp.                                          31,300           500
Steinway Musical Instruments, Inc.(b)                     7,200           205
                                                                       ------
                                                                          705
                                                                       ------
LIFE & HEALTH INSURANCE--1.4%
StanCorp Financial Group, Inc.                           20,100           959
                                                                       ------
LIFE SCIENCES TOOLS & SERVICES--1.3%
PerkinElmer, Inc.                                        37,900           919
                                                                       ------
MANAGED HEALTH CARE--1.1%
Molina Healthcare, Inc.(b)                               29,600           723
                                                                       ------
METAL & GLASS CONTAINERS--2.5%
AptarGroup, Inc.                                         12,600           490
Myers Industries, Inc.                                   29,900           393
Silgan Holdings, Inc.                                    16,700           829
                                                                       ------
                                                                        1,712
                                                                       ------
MULTI-LINE INSURANCE--0.4%
American National Insurance Co.                           2,700           288
                                                                       ------
MULTI-UTILITIES--0.5%
Puget Energy, Inc.                                       13,600           352
                                                                       ------
OFFICE REITS--0.9%
Digital Realty Trust, Inc.                               17,100           607
                                                                       ------
OFFICE SERVICES & SUPPLIES--0.8%
IKON Office Solutions, Inc.                              69,400           527
                                                                       ------

                                                                        VALUE
                                                         SHARES         (000)
                                                         ------        ------
OIL & GAS EQUIPMENT & SERVICES--2.2%
Bristow Group, Inc.(b)                                    5,400        $  290
Exterran Holdings, Inc.(b)                                3,400           219
Oil States International, Inc.(b)                        21,600           968
                                                                       ------
                                                                        1,477
                                                                       ------
PACKAGED FOODS & MEATS--3.0%
Del Monte Foods Co.                                      38,000           362
J & J Snack Foods Corp.                                  14,000           385
Sanderson Farms, Inc.                                    11,000           418
Smithfield Foods, Inc.(b)                                33,261           857
                                                                       ------
                                                                        2,022
                                                                       ------
PAPER PACKAGING--0.6%
Rock-Tenn Co. Class A                                    13,500           405
                                                                       ------
PAPER PRODUCTS--0.8%
Schweitzer-Mauduit International, Inc.                   23,125           535
                                                                       ------
PROPERTY & CASUALTY INSURANCE--1.9%
American Physicians Capital, Inc.                        20,900           969
Harleysville Group, Inc.                                  9,500           343
                                                                       ------
                                                                        1,312
                                                                       ------
REGIONAL BANKS--7.4%
AmericanWest Bancorp                                     10,500            91
Banner Corp.                                             15,800           364
Central Pacific Financial Corp.                          33,900           639
Community Bank System, Inc.                              17,600           432
South Financial Group, Inc. (The)                        54,300           807
Susquehanna Bancshares, Inc.                             33,900           690
Trustmark Corp.                                          34,900           778
Webster Financial Corp.                                  26,800           747
Whitney Holding Corp.                                    20,600           511
                                                                       ------
                                                                        5,059
                                                                       ------
RESIDENTIAL REITS--0.9%
Mid-America Apartment Communities, Inc.                  12,400           618
                                                                       ------
RESTAURANTS--0.8%
Papa John's International, Inc.(b)                       23,600           571
                                                                       ------
RETAIL REITS--1.2%
Tanger Factory Outlet Centers                            10,300           396
Taubman Centers, Inc.                                     7,600           396
                                                                       ------
                                                                          792
                                                                       ------
SEMICONDUCTORS--1.7%
Amkor Technology, Inc.(b)                                50,500           540
Spansion, Inc. Class A(b)                                44,400           122

Phoenix-Sanford Bernstein Small-Cap Value Series

                                                                        VALUE
                                                         SHARES         (000)
                                                         ------        ------
SEMICONDUCTORS--(CONTINUED)
Zoran Corp.(b)                                           37,600        $  514
                                                                       ------
                                                                        1,176
                                                                       ------
SPECIALIZED CONSUMER SERVICES--0.4%
Steiner Leisure Ltd.(b)                                   9,000           297
                                                                       ------
SPECIALIZED REITS--0.9%
Ashford Hospitality Trust, Inc.                          38,000           216
FelCor Lodging Trust, Inc.                               19,900           239
Strategic Hotels & Resorts, Inc.                         13,900           183
                                                                       ------
                                                                          638
                                                                       ------
SPECIALTY CHEMICALS--4.4%
Cytec Industries, Inc.                                   18,000           969
PolyOne Corp.(b)                                        120,300           767
Rockwood Holdings, Inc.(b)                               38,600         1,265
                                                                       ------
                                                                        3,001
                                                                       ------
SPECIALTY STORES--0.7%
Jo-Ann Stores, Inc.(b)                                   34,600           510
                                                                       ------
STEEL--3.3%
Commercial Metals Co.                                    32,300           968
Quanex Corp.                                             18,000           931
Steel Dynamics, Inc.                                     10,000           331
                                                                       ------
                                                                        2,230
                                                                       ------
TECHNOLOGY DISTRIBUTORS--1.8%
Insight Enterprises, Inc.(b)                             19,900           348
PC Connection, Inc.(b)                                   51,200           406
Tech Data Corp.(b)                                       14,300           469
                                                                       ------
                                                                        1,223
                                                                       ------
THRIFTS & MORTGAGE FINANCE--2.7%
Astoria Financial Corp.                                  26,450           719
First Niagara Financial Group, Inc.                      24,600           334
Provident Financial Services, Inc.                       58,200           823
                                                                       ------
                                                                        1,876
                                                                       ------
TOBACCO--2.0%
Universal Corp.                                          21,200         1,389
                                                                       ------
TRADING COMPANIES & DISTRIBUTORS--3.0%
GATX Corp.                                               23,200           907

                                                                       VALUE
                                                         SHARES        (000)
                                                         ------      --------
TRADING COMPANIES & DISTRIBUTORS--(CONTINUED)
Kaman Corp.                                              29,100      $    823
Rush Enterprises, Inc. Class A(b)                        18,200           288
                                                                     --------
                                                                        2,018
                                                                     --------
TRUCKING--3.9%
Arkansas Best Corp.                                      20,000           637
Avis Budget Group, Inc.(b)                               36,100           383
Con-Way, Inc.                                            15,900           787
Dollar Thrifty Automotive Group, Inc.(b)                 15,200           207
Werner Enterprises, Inc.                                 34,200           635
                                                                     --------
                                                                        2,649
                                                                     --------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $63,711)                                              62,073
                                                                     --------
FOREIGN COMMON STOCKS(c)--6.3%

COMMODITY CHEMICALS--0.7%
Methanex Corp. (Canada)                                  17,800           466
                                                                     --------
PROPERTY & CASUALTY INSURANCE--1.5%
Aspen Insurance Holdings Ltd. (Bermuda)                  40,700         1,073
                                                                     --------
REINSURANCE--4.1%
Arch Capital Group Ltd. (United States)(b)               20,000         1,374
PartnerRe Ltd. (United States)                            2,900           221
Platinum Underwriters Holdings Ltd. (Bermuda)            36,600         1,188
                                                                     --------
                                                                        2,783
                                                                     --------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,841)                                                4,322
                                                                     --------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $67,552)                                              66,395
                                                                     --------
SHORT-TERM INVESTMENTS--4.2%

MONEY MARKET MUTUAL FUNDS--4.2%
SSgA Money Market Fund (2.800% seven-day
  effective yield)                                    2,840,839         2,841
                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,841)                                                2,841
                                                                     --------
TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $70,393)                                              69,236(a)

Other assets and liabilities, net--(1.3)%                                (881)
                                                                     --------
NET ASSETS--100.0%                                                   $ 68,355
                                                                     ========

Phoenix-Sanford Bernstein Small-Cap Value Series

ABBREVIATIONS:

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $9,254 and gross depreciation of $10,443 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $70,425.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix-Van Kampen Comstock Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                               VALUE
                                                   SHARES      (000)
                                                -----------  --------
DOMESTIC COMMON STOCKS--91.4%

AIRLINES--0.8%
Southwest Airlines Co.                             45,000     $   558
                                                              -------
ALUMINUM--0.5%
Alcoa, Inc.                                         9,800         353
                                                              -------
ASSET MANAGEMENT & CUSTODY BANKS--1.9%
Bank of New York Mellon Corp. (The)                34,245       1,429
                                                              -------
BREWERS--0.9%
Anheuser-Busch Cos., Inc.                          14,300         679
                                                              -------
BROADCASTING & CABLE TV--4.2%
Comcast Corp. Class A                             121,950       2,359
Liberty Media Corp. - Entertainment(b)             32,380         733
                                                              -------
                                                                3,092
                                                              -------
CATALOG RETAIL--0.9%
Liberty Media Corp. - Interactive Class A(b)       40,975         661
                                                              -------
COMPUTER HARDWARE--2.9%
Dell, Inc.(b)                                      37,200         741
Hewlett-Packard Co.                                10,700         489
International Business Machines Corp.               8,200         944
                                                              -------
                                                                2,174
                                                              -------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Computer Sciences Corp.(b)                          6,900         281
Western Union Co. (The)                            17,700         377
                                                              -------
                                                                  658
                                                              -------
DEPARTMENT STORES--1.1%
Macy's, Inc.                                       17,200         396
Penney (J.C.) Co., Inc.                            11,000         415
                                                              -------
                                                                  811
                                                              -------
DIVERSIFIED BANKS--4.4%
U.S. Bancorp                                       16,700         541
Wachovia Corp.                                     59,600       1,609
Wells Fargo & Co.                                  39,900       1,161
                                                              -------
                                                                3,311
                                                              -------
DIVERSIFIED CHEMICALS--2.7%
du Pont (E.I.) de Nemours & Co.                    42,599       1,992
                                                              -------

                                                               VALUE
                                                   SHARES      (000)
                                                -----------   -------
DRUG RETAIL--1.7%
CVS Caremark Corp.                                 31,300     $ 1,268
                                                              -------
HEALTH CARE DISTRIBUTORS--1.5%
Cardinal Health, Inc.                              20,800       1,092
                                                              -------
HEALTH CARE EQUIPMENT--0.8%
Boston Scientific Corp.(b)                         46,400         597
                                                              -------
HOME IMPROVEMENT RETAIL--1.0%
Home Depot, Inc. (The)                             13,600         380
Lowe's Cos., Inc.                                  17,000         390
                                                              -------
                                                                  770
                                                              -------
HOUSEHOLD PRODUCTS--2.7%
Kimberly-Clark Corp.                               20,100       1,297
Procter & Gamble Co. (The)                         10,100         708
                                                              -------
                                                                2,005
                                                              -------
HYPERMARKETS & SUPER CENTERS--3.8%
Wal-Mart Stores, Inc.                              53,300       2,808
                                                              -------
INDUSTRIAL CONGLOMERATES--1.3%
General Electric Co.                               26,500         981
                                                              -------
INTEGRATED TELECOMMUNICATION SERVICES--5.1%
AT&T, Inc.                                         38,100       1,459
Verizon Communications, Inc.                       64,500       2,351
                                                              -------
                                                                3,810
                                                              -------
INTERNET SOFTWARE & SERVICES--0.4%
eBay, Inc.(b)                                      11,100         331
                                                              -------
INVESTMENT BANKING & BROKERAGE--0.9%
Merrill Lynch & Co., Inc.                          17,100         697
                                                              -------
LIFE & HEALTH INSURANCE--2.4%
AFLAC, Inc.                                         6,200         403
MetLife, Inc.                                      13,500         813
Torchmark Corp.                                     9,800         589
                                                              -------
                                                                1,805
                                                              -------
MANAGED HEALTH CARE--0.7%
UnitedHealth Group, Inc.                            8,000         275
WellPoint, Inc.(b)                                  5,000         221
                                                              -------
                                                                  496
                                                              -------

Phoenix-Van Kampen Comstock Series

                                                               VALUE
                                                   SHARES      (000)
                                                -----------  --------
MOVIES & ENTERTAINMENT--6.7%
News Corp. Class B                                 46,700     $   889
Time Warner, Inc.                                 124,800       1,750
Viacom, Inc. Class B(b)                            59,800       2,369
                                                              -------
                                                                5,008
                                                              -------
MULTI-LINE INSURANCE--2.4%
American International Group, Inc.                 15,100         653
Genworth Financial, Inc. Class A                   12,000         272
Hartford Financial Services Group, Inc. (The)      10,900         826
                                                              -------
                                                                1,751
                                                              -------
OTHER DIVERSIFIED FINANCIAL SERVICES--7.5%
Bank of America Corp.                              71,500       2,710
Citigroup, Inc.                                    75,900       1,626
JPMorgan Chase & Co.                               29,700       1,276
                                                              -------
                                                                5,612
                                                              -------
PACKAGED FOODS & MEATS--2.7%
Kraft Foods, Inc. Class A                          54,924       1,703
Sara Lee Corp.                                     19,500         273
                                                              -------
                                                                1,976
                                                              -------
PAPER PRODUCTS--4.0%
International Paper Co.                           108,400       2,949
                                                              -------
PHARMACEUTICALS--11.4%
Abbott Laboratories                                17,100         943
Bristol-Myers Squibb Co.                          105,400       2,245
Lilly (Eli) & Co.                                  17,800         918
Pfizer, Inc.                                       61,000       1,277
Schering-Plough Corp.                              77,400       1,116
Wyeth                                              47,200       1,971
                                                              -------
                                                                8,470
                                                              -------
PROPERTY & CASUALTY INSURANCE--4.1%
Berkshire Hathaway, Inc. Class B(b)                   100         447
Chubb Corp. (The)                                  39,700       1,964
Travelers Cos., Inc. (The)                         14,100         675
                                                              -------
                                                                3,086
                                                              -------
REGIONAL BANKS--1.2%
PNC Financial Services Group, Inc. (The)           13,500         885
                                                              -------
SEMICONDUCTOR EQUIPMENT--0.4%
KLA-Tencor Corp.                                    7,100         263
                                                              -------
SEMICONDUCTORS--1.0%
Intel Corp.                                        21,400         453

                                                               VALUE
                                                   SHARES      (000)
                                                -----------  --------

SEMICONDUCTORS--(CONTINUED)
Texas Instruments, Inc.                             9,300     $   263
                                                              -------
                                                                  716
                                                              -------
SOFT DRINKS--2.0%
Coca-Cola Co. (The)                                24,600       1,497
                                                              -------
SPECIALTY CHEMICALS--1.1%
Rohm & Haas Co.                                    15,000         811
                                                              -------
SYSTEMS SOFTWARE--0.5%
Microsoft Corp.                                    12,300         349
                                                              -------
THRIFTS & MORTGAGE FINANCE--1.0%
Fannie Mae                                          6,800         179
Freddie Mac                                        23,600         598
                                                              -------
                                                                  777
                                                              -------
TOBACCO--1.9%
Altria Group, Inc.                                 19,900         442
Philip Morris International, Inc.(b)               19,900       1,006
                                                              -------
                                                                1,448
                                                              -------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $71,929)                                      67,976
                                                              -------
FOREIGN COMMON STOCKS(c)--6.7%

COMMUNICATIONS EQUIPMENT--0.6%
Alcatel SA Sponsored ADR (France)                  43,300         249
Telefonaktiebolaget LM Ericsson Sponsored ADR
  (Sweden)                                          9,000         177
                                                              -------
                                                                  426
                                                              -------
DIVERSIFIED BANKS--0.2%
Barclays plc Sponsored ADR (United Kingdom)         3,300         119
                                                              -------
PACKAGED FOODS & MEATS--5.0%
Cadbury Schweppes plc Sponsored ADR
  (United Kingdom)                                 41,700       1,844
Unilever N.V. NY Registered Shares
  (Netherlands)                                    56,800       1,916
                                                              -------
                                                                3,760
                                                              -------
PHARMACEUTICALS--0.9%
GlaxoSmithKline plc Sponsored ADR
  (United Kingdom)                                 10,100         429
Roche Holding AG Sponsored ADR (Switzerland)        2,700         255
                                                              -------
                                                                  684
                                                              -------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,581)                                        4,989
                                                              -------

Phoenix-Van Kampen Comstock Series

TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $76,510)                                      72,965
                                                              -------

                                                 PAR VALUE      VALUE
                                                   (000)        (000)
                                                -----------   ----------

SHORT-TERM INVESTMENTS--1.6%

FEDERAL AGENCY SECURITIES(d)--1.6%
FHLB
  1.500% due 4/1/08                               $  1,200   $  1,200
                                                             --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,200)                                        1,200
                                                             --------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $77,710)                                      74,165(a)

Other assets and liabilities, net--0.3%                           251
                                                             --------
NET ASSETS--100.0%                                           $ 74,416
                                                             ========

ABBREVIATIONS:

ADR
AMERICAN DEPOSITARY RECEIPT

FHLB
FEDERAL HOME LOAN BANK

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,077 and gross depreciation of $9,903 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $77,991.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix-Van Kampen Equity 500 Index Series

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                            VALUE
                                                SHARES      (000)
                                               --------   --------
DOMESTIC COMMON STOCKS--96.1%

ADVERTISING--0.2%
Interpublic Group of Cos., Inc. (The)(b)         4,259     $    36
Omnicom Group, Inc.                              2,918         129
                                                           -------
                                                               165
                                                           -------
AEROSPACE & DEFENSE--2.8%
Boeing Co. (The)                                 6,855         510
General Dynamics Corp.                           3,664         306
Goodrich Corp.                                   1,131          65
Honeywell International, Inc.                    6,759         381
L-3 Communications Holdings, Inc.                1,118         122
Lockheed Martin Corp.                            3,103         308
Northrop Grumman Corp.                           3,063         238
Precision Castparts Corp.                        1,286         131
Raytheon Co.                                     3,874         250
Rockwell Collins, Inc.                           1,497          86
United Technologies Corp.                        9,015         621
                                                           -------
                                                             3,018
                                                           -------
AGRICULTURAL PRODUCTS--0.2%
Archer-Daniels-Midland Co.                       5,871         242
                                                           -------
AIR FREIGHT & LOGISTICS--1.0%
Expeditors International of Washington, Inc.     1,991          90
FedEx Corp.                                      2,835         262
Robinson (C.H.) Worldwide, Inc.                  1,560          85
United Parcel Service, Inc. Class B              9,489         693
                                                           -------
                                                             1,130
                                                           -------
AIRLINES--0.1%
Southwest Airlines Co.                           7,095          88
                                                           -------
ALUMINUM--0.3%
Alcoa, Inc.                                      7,513         271
                                                           -------
APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                    797          58
Gap, Inc. (The)                                  4,102          81
Limited Brands, Inc.                             2,885          49
TJX Cos., Inc. (The)                             4,005         133
                                                           -------
                                                               321
                                                           -------

                                                            VALUE
                                                SHARES      (000)
                                               --------   --------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Coach, Inc.(b)                                   3,242     $    98
Jones Apparel Group, Inc.                          810          11
Liz Claiborne, Inc.                                940          17
Polo Ralph Lauren Corp.                            542          32
VF Corp.                                           806          62
                                                           -------
                                                               220
                                                           -------
APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc.(b)                           5,049         180
Autodesk, Inc.(b)                                2,040          64
Citrix Systems, Inc.(b)                          1,641          48
Compuware Corp.(b)                               2,483          18
Intuit, Inc.(b)                                  2,970          80
                                                           -------
                                                               390
                                                           -------
ASSET MANAGEMENT & CUSTODY BANKS--1.3%
American Capital Strategies Ltd.                 1,796          61
Ameriprise Financial, Inc.                       2,061         107
Bank of New York Mellon Corp. (The)             10,372         433
Federated Investors, Inc. Class B                  791          31
Franklin Resources, Inc.                         1,438         140
Janus Capital Group, Inc.                        1,350          31
Legg Mason, Inc.                                 1,200          67
Northern Trust Corp.                             1,750         116
State Street Corp.                               3,603         285
T. Rowe Price Group, Inc.                        2,398         120
                                                           -------
                                                             1,391
                                                           -------
AUTO PARTS & EQUIPMENT--0.2%
Johnson Controls, Inc.                           5,382         182
WABCO Holdings, Inc.                                 1          --(f)
                                                           -------
                                                               182
                                                           -------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.(b)                               20,249         116
General Motors Corp.                             5,230          99
                                                           -------
                                                               215
                                                           -------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(b)                              1,238          19
AutoZone, Inc.(b)                                  391          44
                                                           -------
                                                                63
                                                           -------

Phoenix-Van Kampen Equity 500 Index Series

                                                            VALUE
                                                SHARES      (000)
                                               --------   --------
BIOTECHNOLOGY--1.3%
Amgen, Inc.(b)                                   9,818     $   410
Biogen Idec, Inc.(b)                             2,741         169
Celgene Corp.(b)                                 3,976         244
Genzyme Corp.(b)                                 2,466         184
Gilead Sciences, Inc.(b)                         8,528         439
                                                           -------
                                                             1,446
                                                           -------
BREWERS--0.3%
Anheuser-Busch Cos., Inc.                        6,514         309
Molson Coors Brewing Co. Class B                 1,254          66
                                                           -------
                                                               375
                                                           -------
BROADCASTING & CABLE TV--0.9%
CBS Corp. Class B                                6,212         137
Clear Channel Communications, Inc.               5,075         148
Comcast Corp. Class A                           27,941         541
DIRECTV Group, Inc. (The)(b)                     6,508         161
Scripps (E.W.) Co. (The) Class A                   811          34
                                                           -------
                                                             1,021
                                                           -------
BUILDING PRODUCTS--0.1%
Masco Corp.                                      3,340          66
Trane, Inc.                                      1,582          73
                                                           -------
                                                               139
                                                           -------
CASINOS & GAMING--0.1%
International Game Technology                    2,710         109
                                                           -------
COAL & CONSUMABLE FUELS--0.2%
Consol Energy, Inc.                              1,683         117
Peabody Energy Corp.                             2,472         126
                                                           -------
                                                               243
                                                           -------
COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                      1,947          59
                                                           -------
COMMUNICATIONS EQUIPMENT--2.4%
Ciena Corp.(b)                                     808          25
Cisco Systems, Inc.(b)                          53,821       1,297
Corning, Inc.                                   14,558         350
JDS Uniphase Corp.(b)                            2,080          28
Juniper Networks, Inc.(b)                        4,677         117
Motorola, Inc.                                  19,626         182
QUALCOMM, Inc.                                  14,670         601
Tellabs, Inc.(b)                                 3,804          21
                                                           -------
                                                             2,621
                                                           -------

                                                            VALUE
                                                SHARES      (000)
                                               --------   --------
COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                               3,302     $   137
Circuit City Stores, Inc.                        1,595           7
GameStop Corp. Class A(b)                        1,494          77
RadioShack Corp.                                 1,240          20
                                                           -------
                                                               241
                                                           -------
COMPUTER HARDWARE--3.8%
Apple, Inc.(b)                                   7,876       1,130
Dell, Inc.(b)                                   20,048         399
Hewlett-Packard Co.                             22,391       1,023
International Business Machines Corp.           12,516       1,441
Sun Microsystems, Inc.(b)                        7,023         109
Teradata Corp.(b)                                1,624          36
                                                           -------
                                                             4,138
                                                           -------
COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp.(b)                                    19,007         273
Lexmark International, Inc. Class A(b)             854          26
NetApp, Inc.(b)                                  3,121          63
QLogic Corp.(b)                                  1,176          18
SanDisk Corp.(b)                                 2,181          49
                                                           -------
                                                               429
                                                           -------
CONSTRUCTION & ENGINEERING--0.2%
Fluor Corp.                                        797         112
Jacobs Engineering Group, Inc.(b)                1,114          82
                                                           -------
                                                               194
                                                           -------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--1.0%
Caterpillar, Inc.                                5,703         446
Cummins, Inc.                                    1,810          85
Deere & Co.                                      3,973         320
Manitowoc Co., Inc. (The)                        1,174          48
PACCAR, Inc.                                     3,362         151
Terex Corp.(b)                                     921          58
                                                           -------
                                                             1,108
                                                           -------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                             1,018          68
                                                           -------
CONSUMER ELECTRONICS--0.0%
Harman International Industries, Inc.              544          24
                                                           -------
CONSUMER FINANCE--0.7%
American Express Co.                            10,592         463
Capital One Financial Corp.                      3,410         168
Discover Financial Services                      4,502          74

Phoenix-Van Kampen Equity 500 Index Series

                                                            VALUE
                                                SHARES      (000)
                                               --------   --------
CONSUMER FINANCE--(CONTINUED)
SLM Corp.(b)                                     4,364     $    67
                                                           -------
                                                               772
                                                           -------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Affiliated Computer Services, Inc. Class A(b)      870          44
Automatic Data Processing, Inc.                  4,771         202
Computer Sciences Corp.(b)                       1,483          60
Convergys Corp.(b)                               1,139          17
Electronic Data Systems Corp.                    4,638          77
Fidelity National Information Services, Inc.     1,536          59
Fiserv, Inc.(b)                                  1,507          72
Metavante Technologies, Inc.(b)                    861          17
Paychex, Inc.                                    3,025         104
Total System Services, Inc.                      1,883          45
Western Union Co. (The)                          6,752         144
                                                           -------
                                                               841
                                                           -------
DEPARTMENT STORES--0.4%
Dillard's, Inc. Class A                            540           9
Kohl's Corp.(b)                                  2,844         122
Macy's, Inc.                                     3,916          90
Nordstrom, Inc.                                  1,673          55
Penney (J.C.) Co., Inc.                          2,003          76
Sears Holdings Corp.(b)                            659          67
                                                           -------
                                                               419
                                                           -------
DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                         782          52
Constellation Brands, Inc. Class A(b)            1,745          31
                                                           -------
                                                                83
                                                           -------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                1,497          60
                                                           -------
DIVERSIFIED BANKS--1.8%
Comerica, Inc.                                   1,383          49
U.S. Bancorp                                    15,649         506
Wachovia Corp.                                  18,017         487
Wells Fargo & Co.                               30,045         874
                                                           -------
                                                             1,916
                                                           -------
DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                      505          24
Dow Chemical Co. (The)                           8,525         314
du Pont (E.I.) de Nemours & Co.                  8,199         384
Eastman Chemical Co.                               735          46
Hercules, Inc.                                   1,044          19

                                                            VALUE
                                                SHARES      (000)
                                               --------   --------
DIVERSIFIED CHEMICALS--(CONTINUED)
PPG Industries, Inc.                             1,509     $    91
                                                           -------
                                                               878
                                                           -------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES--0.1%
Cintas Corp.                                     1,218          35
Equifax, Inc.                                    1,193          41
                                                           -------
                                                                76
                                                           -------
DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)(c)                                 3,551         342
Titanium Metals Corp.                              899          13
                                                           -------
                                                               355
                                                           -------
DIVERSIFIED REITS--0.1%
Vornado Realty Trust                             1,244         107
                                                           -------
DRUG RETAIL--0.8%
CVS Caremark Corp.                              13,069         529
Walgreen Co.                                     9,072         346
                                                           -------
                                                               875
                                                           -------
EDUCATION SERVICES--0.0%
Apollo Group, Inc. Class A(b)                    1,213          52
                                                           -------
ELECTRIC UTILITIES--2.1%
Allegheny Energy, Inc.                           1,538          78
American Electric Power Co., Inc.                3,678         153
Duke Energy Corp.                               11,566         206
Edison International                             2,997         147
Entergy Corp.                                    1,769         193
Exelon Corp.                                     6,171         502
FirstEnergy Corp.                                2,800         192
FPL Group, Inc.                                  3,766         236
Pepco Holdings, Inc.                             1,813          45
Pinnacle West Capital Corp.                        906          32
PPL Corp.                                        3,369         155
Progress Energy, Inc.                            2,382          99
Southern Co. (The)                               6,992         249
                                                           -------
                                                             2,287
                                                           -------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Cooper Industries Ltd. Class A                   1,654          67
Emerson Electric Co.                             7,228         372
Rockwell Automation, Inc.                        1,379          79
                                                           -------
                                                               518
                                                           -------

Phoenix-Van Kampen Equity 500 Index Series

                                                            VALUE
                                                SHARES      (000)
                                               --------   --------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(b)                    3,289     $    98
                                                           -------
ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.                              1,875          18
Molex, Inc.                                      1,298          30
Tyco Electronics Ltd.                            4,441         152
                                                           -------
                                                               200
                                                           -------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc.(b)                 3,044          33
Waste Management, Inc.                           4,468         150
                                                           -------
                                                               183
                                                           -------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Monsanto Co.                                     5,017         559
                                                           -------
FOOD DISTRIBUTORS--0.1%
SYSCO Corp.                                      5,509         160
                                                           -------
FOOD RETAIL--0.4%
Kroger Co. (The)                                 6,174         157
Safeway, Inc.                                    4,049         119
SUPERVALU, Inc.                                  1,954          58
Whole Foods Market, Inc.                         1,303          43
                                                           -------
                                                               377
                                                           -------
FOOTWEAR--0.2%
NIKE, Inc. Class B                               3,508         239
                                                           -------
FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                 1,919         125
                                                           -------
GAS UTILITIES--0.1%
Nicor, Inc.                                        427          14
Questar Corp.                                    1,576          89
                                                           -------
                                                               103
                                                           -------
GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                  860          19
Family Dollar Stores, Inc.                       1,270          25
Target Corp.                                     7,389         374
                                                           -------
                                                               418
                                                           -------
GOLD--0.2%
Newmont Mining Corp.                             4,074         185
                                                           -------
HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                          1,478          61
Cardinal Health, Inc.                            3,292         173
McKesson Corp.                                   2,624         137

                                                            VALUE
                                                SHARES      (000)
                                               --------   --------
HEALTH CARE DISTRIBUTORS--(CONTINUED)
Patterson Cos., Inc.(b)                          1,198     $    43
                                                           -------
                                                               414
                                                           -------
HEALTH CARE EQUIPMENT--1.9%
Bard (C.R.), Inc.                                  933          90
Baxter International, Inc.                       5,801         335
Becton, Dickinson & Co.                          2,261         194
Boston Scientific Corp.(b)                      12,432         160
Covidien Ltd.                                    4,583         203
Hospira, Inc.(b)                                 1,450          62
Medtronic, Inc.                                 10,208         494
St. Jude Medical, Inc.(b)                        3,158         136
Stryker Corp.                                    2,216         144
Varian Medical Systems, Inc.(b)                  1,143          54
Zimmer Holdings, Inc.(b)                         2,117         165
                                                           -------
                                                             2,037
                                                           -------
HEALTH CARE FACILITIES--0.0%
Tenet Healthcare Corp.(b)                        4,485          25
                                                           -------
HEALTH CARE SERVICES--0.5%
Express Scripts, Inc.(b)                         2,352         151
Laboratory Corp. of America Holdings(b)          1,016          75
Medco Health Solutions, Inc.(b)                  4,918         215
Quest Diagnostics, Inc.                          1,448          66
                                                           -------
                                                               507
                                                           -------
HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                 1,655          35
                                                           -------
HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc.(b)                         2,853         142
                                                           -------
HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                            1,546          24
                                                           -------
HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The)                          15,554         435
Lowe's Cos., Inc.                               13,541         311
Sherwin-Williams Co. (The)                         945          48
                                                           -------
                                                               794
                                                           -------
HOMEBUILDING--0.1%
Centex Corp.                                     1,165          28
Horton (D.R.), Inc.                              2,630          42
KB Home                                            727          18
Lennar Corp. Class A                             1,318          25

Phoenix-Van Kampen Equity 500 Index Series

                                                            VALUE
                                                SHARES      (000)
                                               --------   --------
HOMEBUILDING--(CONTINUED)
Pulte Homes, Inc.                                2,011     $    29
                                                           -------
                                                               142
                                                           -------
HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc.(b)                       2,356          69
                                                           -------
HOTELS, RESORTS & CRUISE LINES--0.3%
Carnival Corp.                                   3,995         162
Marriott International, Inc. Class A             2,720          93
Starwood Hotels & Resorts Worldwide, Inc.        1,695          88
Wyndham Worldwide Corp.                          1,556          32
                                                           -------
                                                               375
                                                           -------
HOUSEHOLD APPLIANCES--0.1%
Black & Decker Corp. (The)                         563          37
Snap-On, Inc.                                      524          27
Stanley Works (The)                                706          34
Whirlpool Corp.                                    692          60
                                                           -------
                                                               158
                                                           -------
HOUSEHOLD PRODUCTS--2.5%
Clorox Co. (The)                                 1,250          71
Colgate-Palmolive Co.                            4,668         364
Kimberly-Clark Corp.                             3,813         246
Procter & Gamble Co. (The)                      28,094       1,968
                                                           -------
                                                             2,649
                                                           -------
HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                             1,362          94
Newell Rubbermaid, Inc.                          2,529          58
                                                           -------
                                                               152
                                                           -------
HUMAN RESOURCES & EMPLOYMENT
SERVICES--0.1%
Monster Worldwide, Inc.(b)                       1,155          28
Robert Half International, Inc.                  1,481          38
                                                           -------
                                                                66
                                                           -------
HYPERMARKETS & SUPER CENTERS--1.3%
Costco Wholesale Corp.                           3,932         255
Wal-Mart Stores, Inc.                           21,500       1,133
                                                           -------
                                                             1,388
                                                           -------
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS--0.3%
AES Corp. (The)(b)                               6,170         103
Constellation Energy Group, Inc.                 1,686         149
Dynegy, Inc. Class A(b)                          4,475          35
                                                           -------
                                                               287
                                                           -------

                                                            VALUE
                                                SHARES      (000)
                                               --------   --------
INDUSTRIAL CONGLOMERATES--3.9%
3M Co.                                           6,465     $   512
General Electric Co.(d)                         90,880       3,363
Textron, Inc.                                    2,256         125
Tyco International Ltd.                          4,389         193
                                                           -------
                                                             4,193
                                                           -------
INDUSTRIAL GASES--0.4%
Air Products and Chemicals, Inc.                 1,957         180
Praxair, Inc.                                    2,877         242
                                                           -------
                                                               422
                                                           -------
INDUSTRIAL MACHINERY--0.7%
Danaher Corp.                                    2,318         176
Dover Corp.                                      1,734          73
Eaton Corp.                                      1,323         105
Illinois Tool Works, Inc.                        3,646         176
ITT Corp.                                        1,623          84
Pall Corp.                                       1,108          39
Parker Hannifin Corp.                            1,527         106
                                                           -------
                                                               759
                                                           -------
INDUSTRIAL REITS--0.1%
ProLogis                                         2,365         139
                                                           -------
INSURANCE BROKERS--0.2%
AON Corp.                                        2,772         111
Marsh & McLennan Cos., Inc.                      4,714         115
                                                           -------
                                                               226
                                                           -------
INTEGRATED OIL & GAS--7.5%
Chevron Corp.                                   19,050       1,626
ConocoPhillips                                  14,378       1,096
Exxon Mobil Corp.(d)                            49,350       4,174
Hess Corp.                                       2,522         222
Marathon Oil Corp.                               6,431         293
Murphy Oil Corp.                                 1,745         143
Occidental Petroleum Corp.                       7,577         555
                                                           -------
                                                             8,109
                                                           -------
INTEGRATED TELECOMMUNICATION
SERVICES--3.1%
AT&T, Inc.                                      55,412       2,122
CenturyTel, Inc.                                   968          32
Citizens Communications Co.                      2,968          31
Embarq Corp.                                     1,413          57
Qwest Communications International, Inc.        13,983          64
Verizon Communications, Inc.                    26,359         961

Phoenix-Van Kampen Equity 500 Index Series

                                                            VALUE
                                                SHARES      (000)
                                               --------   --------
INTEGRATED TELECOMMUNICATION
  SERVICES--(CONTINUED)
Windstream Corp.                                 4,121     $    49
                                                           -------
                                                             3,316
                                                           -------
INTERNET RETAIL--0.3%
Amazon.com, Inc.(b)                              2,753         196
Expedia, Inc.(b)                                 1,880          41
IAC/InterActiveCorp.(b)                          1,670          35
                                                           -------
                                                               272
                                                           -------
INTERNET SOFTWARE & SERVICES--1.6%
Akamai Technologies, Inc.(b)                     1,443          41
eBay, Inc.(b)                                   10,734         320
Google, Inc. Class A(b)                          2,053         904
VeriSign, Inc.(b)                                1,934          64
Yahoo!, Inc.(b)                                 12,109         351
                                                           -------
                                                             1,680
                                                           -------
INVESTMENT BANKING & BROKERAGE--1.6%
Bear Stearns Cos., Inc. (The)                    1,049          11
Charles Schwab Corp. (The)                       8,346         157
E*TRADE Financial Corp.(b)                       4,025          16
Goldman Sachs Group, Inc. (The)                  3,557         588
Lehman Brothers Holdings, Inc.                   4,614         174
Merrill Lynch & Co., Inc.                        8,776         358
Morgan Stanley                                   9,898         452
                                                           -------
                                                             1,756
                                                           -------
IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions Corp.
Class A(b)                                       2,578          74
Unisys Corp.(b)                                  3,312          15
                                                           -------
                                                                89
                                                           -------
LEISURE PRODUCTS--0.1%
Brunswick Corp.                                    842          13
Hasbro, Inc.                                     1,336          37
Mattel, Inc.                                     3,251          65
                                                           -------
                                                               115
                                                           -------
LIFE & HEALTH INSURANCE--1.3%
AFLAC, Inc.                                      4,358         283
Lincoln National Corp.                           2,445         127
MetLife, Inc.                                    6,541         394
Principal Financial Group, Inc. (The)            2,367         132
Prudential Financial, Inc.                       4,098         321
Torchmark Corp.                                    836          50
Unum Group                                       3,174          70
                                                           -------
                                                             1,377
                                                           -------

                                                             VALUE
                                                SHARES       (000)
                                               --------   --------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Applera Corp. - Applied Biosystems Group         1,527     $    50
Millipore Corp.(b)                                 488          33
PerkinElmer, Inc.                                1,096          27
Thermo Fisher Scientific, Inc.(b)                3,790         215
Waters Corp.(b)                                    926          52
                                                           -------
                                                               377
                                                           -------
MANAGED HEALTH CARE--1.0%
Aetna, Inc.                                      4,533         191
CIGNA Corp.                                      2,563         104
Coventry Health Care, Inc.(b)                    1,413          57
Humana, Inc.(b)                                  1,561          70
UnitedHealth Group, Inc.                        11,388         391
WellPoint, Inc.(b)                               4,947         218
                                                           -------
                                                             1,031
                                                           -------
METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                         885          41
Pactiv Corp.(b)                                  1,178          31
                                                           -------
                                                                72
                                                           -------
MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                            2,186          82
                                                           -------
MOVIES & ENTERTAINMENT--1.5%
News Corp. Class A                              20,963         393
Time Warner, Inc.                               32,931         462
Viacom, Inc. Class B(b)                          5,903         234
Walt Disney Co. (The)                           17,102         536
                                                           -------
                                                             1,625
                                                           -------
MULTI-LINE INSURANCE--1.4%
American International Group, Inc.              22,977         994
Assurant, Inc.                                     873          53
Genworth Financial, Inc. Class A                 3,998          90
Hartford Financial Services Group, Inc. (The)    2,876         218
Loews Corp.                                      4,017         162
                                                           -------
                                                             1,517
                                                           -------
MULTI-SECTOR HOLDINGS--0.1%
Leucadia National Corp.                          1,563          71
                                                           -------
MULTI-UTILITIES--1.1%
Ameren Corp.                                     1,930          85
CenterPoint Energy, Inc.                         3,020          43
CMS Energy Corp.                                 2,028          27
Consolidated Edison, Inc.                        2,496          99
Dominion Resources, Inc.                         5,296         216

Phoenix-Van Kampen Equity 500 Index Series

                                                                       VALUE
                                                          SHARES       (000)
                                                         --------   -----------
MULTI-UTILITIES--(CONTINUED)
DTE Energy Co.                                             1,505    $        59
Integrys Energy Group, Inc.                                  685             32
NiSource, Inc.                                             2,475             43
PG&E Corp.                                                 3,245            119
Public Service Enterprise Group, Inc.                      4,715            190
Sempra Energy                                              2,500            133
TECO Energy, Inc.                                          1,971             31
Xcel Energy, Inc.                                          3,938             79
                                                                    -----------
                                                                          1,156
                                                                    -----------
OFFICE ELECTRONICS--0.1%
Xerox Corp.                                                8,378            125
                                                                    -----------
OFFICE REITS--0.1%
Boston Properties, Inc.                                    1,092            101
                                                                    -----------
OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                                         963             48
Pitney Bowes, Inc.                                         1,918             67
                                                                    -----------
                                                                            115
                                                                    -----------
OIL & GAS DRILLING--0.6%
ENSCO International, Inc.                                  1,337             84
Noble Corp.                                                2,482            123
Rowan Cos., Inc.                                           1,041             43
Transocean, Inc.(b)                                        2,963            400
                                                                    -----------
                                                                            650
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES--1.1%
Baker Hughes, Inc.                                         2,849            195
BJ Services Co.                                            2,734             78
Cameron International Corp.(b)                             2,013             84
Halliburton Co.                                            8,115            319
National Oilwell Varco, Inc.(b)                            3,278            192
Smith International, Inc.                                  1,849            119
Weatherford International Ltd.(b)                          3,123            226
                                                                    -----------
                                                                          1,213
                                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION--1.9%
Anadarko Petroleum Corp.                                   4,288            270
Apache Corp.                                               3,092            374
Chesapeake Energy Corp.                                    4,113            190
Devon Energy Corp.                                         4,048            422
EOG Resources, Inc.                                        2,275            273
Noble Energy, Inc.                                         1,556            113
Range Resources Corp.                                      1,355             86

                                                                       VALUE
                                                          SHARES       (000)
                                                         --------   -----------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
XTO Energy, Inc.                                           4,660    $       288
                                                                    -----------
                                                                          2,016
                                                                    -----------
OIL & GAS REFINING & MARKETING--0.3%
Sunoco, Inc.                                               1,087             57
Tesoro Corp.                                               1,241             37
Valero Energy Corp.                                        5,002            246
                                                                    -----------
                                                                            340
                                                                    -----------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
El Paso Corp.                                              6,627            110
Spectra Energy Corp.                                       5,867            133
Williams Cos., Inc. (The)                                  5,382            178
                                                                    -----------
                                                                            421
                                                                    -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Bank of America Corp.                                     40,087          1,520
Citigroup, Inc.                                           47,618          1,020
JPMorgan Chase & Co.                                      30,806          1,323
                                                                    -----------
                                                                          3,863
                                                                    -----------
PACKAGED FOODS & MEATS--1.3%
Campbell Soup Co.                                          2,030             69
ConAgra Foods, Inc.                                        4,747            114
Dean Foods Co.                                             1,354             27
General Mills, Inc.                                        3,121            187
Heinz (H.J.) Co.                                           2,883            135
Hershey Co. (The)                                          1,528             58
Kellogg Co.                                                2,396            126
Kraft Foods, Inc. Class A                                 14,055            436
McCormick & Co., Inc.                                      1,226             45
Sara Lee Corp.                                             6,655             93
Tyson Foods, Inc. Class A                                  2,485             40
Wrigley (Wm.) Jr. Co.                                      1,980            124
                                                                    -----------
                                                                          1,454
                                                                    -----------
PAPER PACKAGING--0.1%
Bemis Co., Inc.                                              907             23
Sealed Air Corp.                                           1,459             37
                                                                    -----------
                                                                             60
                                                                    -----------
PAPER PRODUCTS--0.1%
International Paper Co.                                    3,881            105
MeadWestvaco Corp.                                         1,575             43
                                                                    -----------
                                                                            148
                                                                    -----------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                        3,884            153

Phoenix-Van Kampen Equity 500 Index Series

                                                                       VALUE
                                                          SHARES       (000)
                                                         --------   -----------
PERSONAL PRODUCTS--(CONTINUED)
Estee Lauder Cos., Inc. (The) Class A                      1,060    $        49
                                                                    -----------
                                                                            202
                                                                    -----------
PHARMACEUTICALS--6.0%
Abbott Laboratories                                       14,068            776
Allergan, Inc.                                             2,809            158
Barr Pharmaceuticals, Inc.(b)                                969             47
Bristol-Myers Squibb Co.                                  18,234            388
Forest Laboratories, Inc.(b)                               2,887            116
Johnson & Johnson                                         25,867          1,678
King Pharmaceuticals, Inc.(b)                              2,200             19
Lilly (Eli) & Co.                                          9,091            469
Merck & Co., Inc.                                         19,685            747
Mylan, Inc.                                                2,739             32
Pfizer, Inc.                                              61,466          1,287
Schering-Plough Corp.                                     15,230            219
Watson Pharmaceuticals, Inc.(b)                              926             27
Wyeth                                                     12,207            510
                                                                    -----------
                                                                          6,473
                                                                    -----------
PHOTOGRAPHIC PRODUCTS--0.0%
Eastman Kodak Co.                                          2,598             46
                                                                    -----------
PROPERTY & CASUALTY INSURANCE--0.9%
Allstate Corp. (The)                                       5,172            249
AMBAC Financial Group, Inc.                                2,531             15
Chubb Corp. (The)                                          3,374            167
Cincinnati Financial Corp.                                 1,508             57
MBIA, Inc.                                                 1,842             22
Progressive Corp. (The)                                    6,217            100
Safeco Corp.                                                 831             36
Travelers Cos., Inc. (The)                                 5,702            273
                                                                    -----------
                                                                            919
                                                                    -----------
PUBLISHING--0.2%
Gannett Co., Inc.                                          2,039             59
Gemstar-TV Guide International, Inc.(b)                      247              1
McGraw-Hill Cos., Inc. (The)                               2,977            110
Meredith Corp.                                               342             13
New York Times Co. (The) Class A                           1,262             24
Washington Post Co. (The) Class B                             53             35
                                                                    -----------
                                                                            242
                                                                    -----------
RAILROADS--0.9%
Burlington Northern Santa Fe Corp.                         2,668            246
CSX Corp.                                                  3,583            201
Norfolk Southern Corp.                                     3,426            186

                                                                       VALUE
                                                          SHARES       (000)
                                                         --------   -----------
RAILROADS--(CONTINUED)
Union Pacific Corp.                                         2,348   $       294
                                                                    -----------
                                                                            927
                                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
CB Richard Ellis Group, Inc. Class A(b)                     1,624            35
                                                                    -----------
REGIONAL BANKS--1.0%
BB&T Corp.                                                  4,985           160
Fifth Third Bancorp                                         4,709            98
First Horizon National Corp.                                1,125            16
Huntington Bancshares, Inc.                                 3,306            36
KeyCorp                                                     3,581            79
M&T Bank Corp.                                                707            57
Marshall & Ilsley Corp.                                     2,381            55
National City Corp.                                         6,140            61
PNC Financial Services Group, Inc. (The)                    3,168           208
Regions Financial Corp.                                     6,298           124
SunTrust Banks, Inc.                                        3,199           176
Zions Bancorp                                                 972            44
                                                                    -----------
                                                                          1,114
                                                                    -----------
RESIDENTIAL REITS--0.2%
Apartment Investment & Management Co. Class A                 849            30
AvalonBay Communities, Inc.                                   702            68
Equity Residential                                          2,480           103
                                                                    -----------
                                                                            201
                                                                    -----------
RESTAURANTS--0.9%
Darden Restaurants, Inc.                                    1,277            42
McDonald's Corp.                                           10,503           586
Starbucks Corp.(b)                                          6,746           118
Wendy's International, Inc.                                   826            19
Yum! Brands, Inc.                                           4,335           161
                                                                    -----------
                                                                            926
                                                                    -----------
RETAIL REITS--0.4%
Developers Diversified Realty Corp.                         1,095            46
General Growth Properties, Inc.                             2,448            93
Kimco Realty Corp.                                          2,335            91
Simon Property Group, Inc.                                  2,084           194
                                                                    -----------
                                                                            424
                                                                    -----------
SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                                    12,216           238
KLA-Tencor Corp.                                            1,651            61
MEMC Electronic Materials, Inc.(b)                          1,947           138

Phoenix-Van Kampen Equity 500 Index Series

                                                                       VALUE
                                                          SHARES       (000)
                                                         --------   -----------
SEMICONDUCTOR EQUIPMENT--(CONTINUED)
Novellus Systems, Inc.(b)                                     929   $        20
Teradyne, Inc.(b)                                           1,650            21
                                                                    -----------
                                                                            478
                                                                    -----------
SEMICONDUCTORS--1.9%
Advanced Micro Devices, Inc.(b)                             5,468            32
Altera Corp.                                                2,804            52
Analog Devices, Inc.                                        2,712            80
Broadcom Corp. Class A(b)                                   4,266            82
Intel Corp.                                                51,783         1,097
Linear Technology Corp.                                     2,005            61
LSI Corp.(b)                                                6,037            30
Microchip Technology, Inc.                                  1,717            56
Micron Technology, Inc.(b)                                  6,889            41
National Semiconductor Corp.                                2,128            39
NVIDIA Corp.(b)                                             5,038           100
Texas Instruments, Inc.                                    12,100           342
Xilinx, Inc.                                                2,592            62
                                                                    -----------
                                                                          2,074
                                                                    -----------
SOFT DRINKS--2.1%
Coca-Cola Co. (The)                                        18,413         1,121
Coca-Cola Enterprises, Inc.                                 2,576            62
Pepsi Bottling Group, Inc. (The)                            1,267            43
PepsiCo, Inc.                                              14,659         1,058
                                                                    -----------
                                                                          2,284
                                                                    -----------
SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                           2,933            61
                                                                    -----------
SPECIALIZED FINANCE--0.5%
CIT Group, Inc.                                             1,732            21
CME Group, Inc.                                               498           234
IntercontinentalExchange, Inc.(b)                             639            83
Moody's Corp.                                               1,849            64
NYSE Euronext                                               2,405           148
                                                                    -----------
                                                                            550
                                                                    -----------
SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                                 4,825            77
Plum Creek Timber Co., Inc.                                 1,578            64
Public Storage, Inc.                                        1,147           102
                                                                    -----------
                                                                            243
                                                                    -----------
SPECIALTY CHEMICALS--0.2%
Ecolab, Inc.                                                1,608            70
International Flavors & Fragrances, Inc.                      735            32

                                                                       VALUE
                                                          SHARES       (000)
                                                         --------   -----------
SPECIALTY CHEMICALS--(CONTINUED)
Rohm & Haas Co.                                             1,136   $        61
Sigma-Aldrich Corp.                                         1,187            71
                                                                    -----------
                                                                            234
                                                                    -----------
SPECIALTY STORES--0.2%
Office Depot, Inc.(b)                                       2,464            27
OfficeMax, Inc.                                               713            14
Staples, Inc.                                               6,403           141
Tiffany & Co.                                               1,163            49
                                                                    -----------
                                                                            231
                                                                    -----------
STEEL--0.3%
Allegheny Technologies, Inc.                                  923            66
Nucor Corp.                                                 2,601           176
United States Steel Corp.                                   1,052           134
                                                                    -----------
                                                                            376
                                                                    -----------
SYSTEMS SOFTWARE--2.8%
BMC Software, Inc.(b)                                       1,721            56
CA, Inc.                                                    3,504            79
Microsoft Corp.                                            72,253         2,051
Novell, Inc.(b)                                             3,062            19
Oracle Corp.(b)                                            33,463           654
Symantec Corp.(b)                                           7,773           129
                                                                    -----------
                                                                          2,988
                                                                    -----------
THRIFTS & MORTGAGE FINANCE--0.6%
Countrywide Financial Corp.                                 5,248            29
Fannie Mae                                                  8,865           233
Freddie Mac                                                 5,939           151
Hudson City Bancorp, Inc.                                   4,777            85
MGIC Investment Corp.                                       1,068            11
Sovereign Bancorp, Inc.                                     3,246            30
Washington Mutual, Inc.                                     7,872            81
                                                                    -----------
                                                                            620
                                                                    -----------
TIRES & RUBBER--0.1%
Goodyear Tire & Rubber Co. (The)(b)                         2,236            58
                                                                    -----------
TOBACCO--1.5%
Altria Group, Inc.                                         19,376           430
Philip Morris International, Inc.(b)                       19,376           980
Reynolds American, Inc.                                     1,584            93
UST, Inc.                                                   1,367            75
                                                                    -----------
                                                                          1,578
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Grainger (W.W.), Inc.                                         611            47
                                                                    -----------

Phoenix-Van Kampen Equity 500 Index Series

                                                                VALUE
                                                   SHARES       (000)
                                                 ---------   ----------
TRUCKING--0.0%
Ryder System, Inc.                                     521   $       32
                                                             ----------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
American Tower Corp. Class A(b)                      3,750          147
Sprint Nextel Corp.                                 25,772          172
                                                             ----------
                                                                    319
                                                             ----------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $84,810)                                       103,633
                                                             ----------
FOREIGN COMMON STOCKS(c)--1.3%

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co. Ltd. Class A (United States)      2,472          110
                                                             ----------
OIL & GAS DRILLING--0.1%
Nabors Industries Ltd. (Bermuda)(b)                  2,633           89
                                                             ----------
OIL & GAS EQUIPMENT & SERVICES--0.9%
Schlumberger Ltd. (Netherlands)                     10,974          955
                                                             ----------
PROPERTY & CASUALTY INSURANCE--0.2%
ACE Ltd. (United States)                             3,015          166
XL Capital Ltd. Class A (United States)              1,613           47
                                                             ----------
                                                                    213
                                                             ----------
REGIONAL BANKS--0.0%
Toronto-Dominion Bank (Canada)                         731           45
                                                             ----------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $775)                                            1,412
                                                             ----------
RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights(e)              7,900            0
                                                             ----------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                  0
                                                             ----------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $85,585)                                       105,045
                                                             ----------
SHORT-TERM INVESTMENTS--1.7%

                                                PAR VALUE       VALUE
                                                  (000)         (000)
                                                ---------    ----------
REPURCHASE AGREEMENTS--1.7%
State Bank and Trust Co. repurchase agreement
 0.750% dated 3/31/08, due 4/1/08 repurchase
 price $1,812,038 collateralized by U.S.
 Treasury Inflation Indexed Note 0.881%,
 1/15/16 market value $1,852,831.               $   1,812    $    1,812
                                                             ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,812)                                          1,812
                                                             ----------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $87,397)                                       106,857(a)

Other assets and liabilities, net--0.9%                             920
                                                             ----------
NET ASSETS--100.0%                                           $  107,777
                                                             ==========
ABBREVIATIONS:

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,535 and gross depreciation of $7,920 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $90,242.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)   All or a portion segregated as collateral for futures contracts.
(e) Illiquid and restricted security. At March 31, 2008, this security amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(f)   The amount is less than $500.
(g) At March 31, 2008, the series had entered into futures contracts as follows (values reported in 000's):

                                                                      Value of          Market          Unrealized
                                                      Number of      Contracts         Value of        Appreciation
                                 Expiration Date      Contracts     When Opened        Contracts      (Depreciation)
                                 ---------------      ---------     -----------      ------------     ---------------
S&P 500 June E-Mini Futures          June 08              43          $2,779             $2,847             $68

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

      NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A.    SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      Money Market uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

      The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

            - Level 1 - quoted prices in active markets for identical securities

            - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED) (CONTINUED)

            - Level 3 - prices determined using significant unobservable inputs (including the series' own assumptions in determining the fair value of investments)

         The following is a summary of the inputs used to value the series' net assets as of March 31, 2008 (reported in 000s). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                          LEVEL 2 -        LEVEL 3 -
                                                                         SIGNIFICANT      SIGNIFICANT
Series                                                   LEVEL 1 -       OBSERVABLE      UNOBSERVABLE
                                                      QUOTED PRICES        INPUTS           INPUTS            TOTAL
                                                      -------------      -----------     ------------       ----------
                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
Capital Growth Series                                    $  328,438       $    4,145       $       --       $  332,583
Dynamic Asset Allocation Series: Aggressive Growth           22,858               --               --           22,858
Dynamic Asset Allocation Series: Growth                      37,710               --               --           37,710
Dynamic Asset Allocation Series: Moderate                     8,777               --               --            8,777
Dynamic Asset Allocation Series: Moderate Growth             22,620               --               --           22,620
Growth and Income Series                                    134,046              985               --          135,031
Mid-Cap Growth Series                                        68,115              928               --           69,043
Money Market Series                                              --          188,668               --          188,668
Multi-Sector Fixed Income Series                              7,177          220,180            8,237          235,594
Multi-Sector Short Term Bond Series                             713           50,943            2,226           53,882
Strategic Allocation Series                                 137,417           99,049            3,291          239,757
Aberdeen International Series                               456,645            2,830                           459,475
Alger Small-Cap Growth Series                                43,788              500               --           44,288
Duff & Phelps Real Estate Securities Series                 131,065            3,555               --          134,620
Sanford Bernstein Mid-Cap Value Series                      132,759               --               --          132,759
Sanford Bernstein Small-Cap Value Series                     69,236               --               --           69,236
Van Kampen Comstock Series                                   72,965            1,200               --           74,165
Van Kampen Equity 500 Index Series                          105,045            1,812                           106,857

                                                                          OTHER FINANCIAL INSTRUMENTS *
Multi-Sector Fixed Income Series                         $       --       $      199       $       --       $      199
Multi-Sector Short Term Bond Series                              51               38               --               89
Van Kampen Equity 500 Index Series                            2,847               --               --            2,847

* Other financial instruments are forward currency contracts, futures contracts, and foreign currency not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

            The following is a reconciliation of assets of the series for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                         INVESTMENTS IN SECURITIES
                                                            (REPORTED IN 000S)


                                    MULTI-SECTOR FIXED       MULTI-SECTOR SHORT       STRATEGIC ALLOCATION
                                      INCOME SERIES           TERM BOND SERIES               SERIES
                                   -------------------       ------------------       --------------------
BALANCE AS OF 12/31/07                   $ 10,733                  $ 2,886                 $ 5,155
Accrued discounts/premiums                    104                       35                       3
Realized gain (loss)                          (28)                    (305)                    (95)
Change in unrealized
appreciation (depreciation)                  (760)                      55                     (66)
Net purchases (sales)                      (1,995)                    (341)                 (1,628)
Transfers in and/or out of
  Level 3 (1)                                 183                     (104)                    (78)
                                         --------                  -------                 -------
BALANCE AS OF 3/31/08                    $  8,237                  $ 2,226                 $ 3,291
                                         ========                  =======                 =======


      (1) Transfers in or out of Level 3 represents the ending value as of March 31, 2008, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

         Level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker, and internally fair valued securities without active markets or market participants.

            In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a series' results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

B.    FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE  2--ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each series' Schedule of Investments, where applicable.

     Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED) (CONTINUED)

        Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

       At March 31, 2008, the Fund held the following illiquid and restricted securities (reported in 000's):

                                                                          Market             % of
                                      Acquisition      Acquisition       Value at         Net Assets
                                         Date             Cost           3/31/08          At 3/31/08
                                      ---------------------------------------------------------------
Multi-Sector Fixed Income
          MASTR Alternative
          Net Interest Margin
          06-6, N1 144A
          3.606%, 9/26/46               8/3/06            $493           $  7                  0%

Multi-Sector Short Term Bond

          MASTR Alternative
          Net Interest Margin
          06-6, N1 144A
          6.129%, 9/26/46               8/3/06            $ 33           $  1                  0%

         MASTR Alternative
          Net Interest Margin
          05-CW1A, N1 144A
          6.750%, 12/26/35            11/18/05              32             12                  0%

         MASTR Resuritization
          Trust
          05-4CI, N2 144A
          8.129%, 4/26/45              1/12/06             120             48                0.1%

Alger Small-Cap Growth
         Autobytel, Inc.               6/20/03            $ 20           $  8                  0%

Van Kampen Equity 500 Index
         Seagate Technology
         Tax Refund Rights            11/20/00            $  0           $  0                  0%


      Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

     Other information regarding the Fund is available in the series' most recent Report to Shareholders.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Phoenix Edge Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       May 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       May 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (principal financial officer)

Date                       May 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.